UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-08257

STATE STREET INSTITUTIONAL FUNDS

(Formerly known as GE Institutional Funds)

(Exact name of registrant as specified in charter)

SSGA FUNDS MANAGEMENT, INC.

1600 SUMMER STREET, STAMFORD,

CONNECTICUT 06905

(Address of principal executive offices) (Zip code)

Copy to:

SSGA FUNDS MANAGEMENT, INC.

1600 SUMMER STREET, STAMFORD,

CONNECTICUT 06905

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-242-0134

Date of fiscal year end: 09/30

Date of reporting period: 12/31/16

Item 1.	Schedule of Investments

U.S. Equity Fund

Schedule of Investments—December 31, 2016 (Unaudited)

Common Stock—97.0% †	Number of Shares	Fair Value
Aerospace & Defense—2.1%
General Dynamics Corp.	45,584	$7,870,533
Hexcel Corp.	88,474	4,551,103
		12,421,636

Agricultural Products—0.4%
Archer-Daniels-Midland Co.	57,093	2,606,295

Airlines—1.5%
Delta Air Lines Inc.	177,129	8,712,976

Apparel, Accessories & Luxury Goods—0.7%
Ralph Lauren Corp.	18,926	1,709,396
VF Corp.	47,000	2,507,450
		4,216,846

Application Software—1.2%
Intuit Inc.	36,929	4,232,433
salesforce.com Inc.	44,870	3,071,800	(a)
		7,304,233

Asset Management & Custody Banks—1.4%
Ameriprise Financial Inc.	54,221	6,015,278
Invesco Ltd.	75,722	2,297,405
		8,312,683

Auto Parts & Equipment—1.0%
Delphi Automotive PLC	89,803	6,048,232

Automotive Retail—0.5%
Advance Auto Parts Inc.	19,339	3,270,612

Biotechnology—4.7%
Alexion Pharmaceuticals Inc.	33,236	4,066,425	(a)
Amgen Inc.	70,611	10,324,034
Gilead Sciences Inc.	159,978	11,456,025
Vertex Pharmaceuticals Inc.	26,312	1,938,405	(a)
		27,784,889

Building Products—0.0% *
Allegion PLC	1,513	96,832

Cable & Satellite—5.0%
Charter Communications Inc., Class A	40,160	11,562,867	(a)
Comcast Corp., Class A	127,451	8,800,492
Liberty Global PLC, Class C	196,185	5,826,694	(a)
Sirius XM Holdings Inc.	738,579	3,286,677
		29,476,730

Communications Equipment—2.0%
Cisco Systems Inc.	392,762	11,869,268

Consumer Finance—1.9%
Discover Financial Services	155,793	11,231,117

Data Processing & Outsourced Services—2.0%
PayPal Holdings Inc.	94,630	3,735,046	(a)
Visa Inc., Class A	103,863	8,103,391
		11,838,437

Diversified Banks—8.1%
Bank of America Corp.	534,299	11,808,008
Citigroup Inc.	237,774	14,130,909
JPMorgan Chase & Co.	65,163	5,622,915
Wells Fargo & Co.	300,214	16,544,794
		48,106,626

Drug Retail—0.1%
CVS Health Corp.	9,765	770,556

Electric Utilities—0.8%
Exelon Corp.	33,116	1,175,287
NextEra Energy Inc.	32,672	3,902,997
		5,078,284

Financial Exchanges & Data—2.4%
CME Group Inc.	67,857	7,827,305
S&P Global Inc.	57,702	6,205,273
		14,032,578

General Merchandise Stores—0.6%
Dollar General Corp.	47,351	3,507,289

Gold—0.4%
Newmont Mining Corp.	63,048	2,148,045

Healthcare Equipment—4.7%
Abbott Laboratories	78,474	3,014,186
Boston Scientific Corp.	334,907	7,244,038	(a)
Medtronic PLC	218,134	15,537,685
Stryker Corp.	19,555	2,342,885
		28,138,794

Healthcare Supplies—0.6%
The Cooper Companies Inc.	18,926	3,310,725

Home Improvement Retail—1.2%
Lowe’s Companies Inc.	101,896	7,246,844

Housewares & Specialties—1.1%
Newell Brands Inc.	153,471	6,852,480

Hypermarkets & Super Centers—0.5%
Wal-Mart Stores Inc.	43,853	3,031,119

Independent Power Producers & Energy Traders—0.4%
Calpine Corp.	185,739	2,122,997	(a)

Industrial Conglomerates—0.5%
Honeywell International Inc.	26,105	3,024,264

Industrial Gases—0.4%
Air Products & Chemicals Inc.	14,804	2,129,111

Industrial Machinery—1.6%
Ingersoll-Rand PLC	125,026	9,381,951

Integrated Oil & Gas—4.5%
Chevron Corp.	82,291	9,685,651
Exxon Mobil Corp.	115,808	10,452,830
Occidental Petroleum Corp.	90,684	6,459,421
		26,597,902

Internet & Direct Marketing Retail—1.3%
Amazon.com Inc.	10,617	7,961,370	(a)

Internet Software & Services—4.3%
Alibaba Group Holding Ltd. ADR	18,464	1,621,324	(a)
Alphabet Inc., Class A	10,425	8,261,291	(a)
Alphabet Inc., Class C	11,540	8,906,803	(a)
Facebook Inc., Class A	57,702	6,638,615	(a)
		25,428,033

Investment Banking & Brokerage—2.3%
Morgan Stanley	124,145	5,245,126
The Charles Schwab Corp.	207,725	8,198,906
		13,444,032

Life & Health Insurance—0.5%
Prudential Financial Inc.	30,005	3,122,320

Movies & Entertainment—0.8%
The Walt Disney Co.	47,084	4,907,094

Multi-Line Insurance—1.1%
American International Group Inc.	39,237	2,562,569
The Hartford Financial Services Group Inc.	79,122	3,770,163
		6,332,732

Multi-Utilities—1.4%
Sempra Energy	80,009	8,052,106

Oil & Gas Equipment & Services—1.0%
Schlumberger Ltd.	73,271	6,151,100

Oil & Gas Exploration & Production—3.6%
Concho Resources Inc.	9,842	1,305,049	(a)
ConocoPhillips	136,391	6,838,645
Hess Corp.	105,320	6,560,383
Noble Energy Inc.	170,878	6,503,616
		21,207,693

Packaged Foods & Meats—1.3%
Mondelez International Inc., Class A	174,926	7,754,470

Paper Packaging—0.2%
Packaging Corporation of America	12,461	1,056,942

Pharmaceuticals—8.1%
Allergan PLC	80,529	16,911,895	(a)
Johnson & Johnson	107,996	12,442,219
Merck & Company Inc.	188,112	11,074,154
Pfizer Inc.	231,361	7,514,605
		47,942,873

Property & Casualty Insurance—0.6%
Chubb Ltd.	28,851	3,811,794

Research & Consulting Services—0.9%
Nielsen Holdings PLC	128,428	5,387,555

Semiconductor Equipment—1.8%
Applied Materials Inc.	325,948	10,518,342

Semiconductors—2.9%
NXP Semiconductors N.V.	32,575	3,192,676	(a)
QUALCOMM Inc.	218,033	14,215,751
		17,408,427

Soft Drinks—2.1%
PepsiCo Inc.	117,277	12,270,693

Specialized REITs—1.7%
American Tower Corp.	93,228	9,852,335

Specialty Chemicals—0.1%
PPG Industries Inc.	7,554	715,817

Systems Software—2.3%
Microsoft Corp.	150,024	9,322,491
Oracle Corp.	120,792	4,644,453
		13,966,944

Technology Hardware, Storage & Peripherals—5.0%
Apple Inc.	147,281	17,058,085
Hewlett Packard Enterprise Co.	131,559	3,044,275
Western Digital Corp.	141,926	9,643,872
		29,746,232

Trading Companies & Distributors—1.4%
United Rentals Inc.	80,808	8,531,709	(a)

Total Common Stock
(Cost $484,579,350)		576,240,964

Short-Term Investments—3.1%
State Street Institutional U.S. Government Money Market Fund—Class G Shares
0.46%
(Cost $18,194,617)	18,194,617	18,194,617	(d,m,n)

Total Investments
(Cost $502,773,967)		594,435,581

Liabilities in Excess of Other Assets, net—(0.1)%		(340,078)

NET ASSETS—100.0%		$594,095,503

Other Information:

The Fund had the following long futures contracts open at December 31, 2016:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Depreciation
S&P 500 Emini Index Futures	March 2017	19	$2,124,390	$(20,519)

S&P 500 Index Fund

Schedule of Investments—December 31, 2016 (Unaudited)

Common Stock—96.1% †	Number of Shares	Fair Value
Advertising—0.2%
Omnicom Group Inc.	215	$18,299
The Interpublic Group of Companies Inc.	396	9,270
		27,569

Aerospace & Defense—2.1%
Arconic Inc.	363	6,730
General Dynamics Corp.	246	42,474
L3 Technologies Inc.	61	9,279
Lockheed Martin Corp.	223	55,737
Northrop Grumman Corp.	157	36,515
Raytheon Co.	262	37,204
Rockwell Collins Inc.	109	10,111
Textron Inc.	247	11,994
The Boeing Co.	505	78,618
TransDigm Group Inc.	45	11,203
United Technologies Corp.	675	73,994
		373,859

Agricultural & Farm Machinery—0.2%
Deere & Co.	260	26,790

Agricultural Products—0.1%
Archer-Daniels-Midland Co.	486	22,186

Air Freight & Logistics—0.7%
CH Robinson Worldwide Inc.	134	9,817
Expeditors International of Washington Inc.	172	9,109
FedEx Corp.	217	40,405
United Parcel Service Inc., Class B	608	69,701
		129,032

Airlines—0.6%
Alaska Air Group Inc.	100	8,873
American Airlines Group Inc.	470	21,945
Delta Air Lines Inc.	659	32,416
Southwest Airlines Co.	549	27,362
United Continental Holdings Inc.	242	17,637	(a)
		108,233

Alternative Carriers—0.1%
Level 3 Communications Inc.	243	13,695	(a)

Aluminum—0.0% *
Alcoa Corp.	1	28

Apparel Retail—0.5%
Foot Locker Inc.	126	8,932
L Brands Inc.	218	14,353
Ross Stores Inc.	345	22,632
The Gap Inc.	220	4,937
The TJX Companies Inc.	561	42,148
Urban Outfitters Inc.	78	2,221	(a)
		95,223

Apparel, Accessories & Luxury Goods—0.3%
Coach Inc.	267	9,351
Hanesbrands Inc.	294	6,342
Michael Kors Holdings Ltd.	136	5,845	(a)

PVH Corp.	68	6,136
Ralph Lauren Corp.	57	5,148
Under Armour Inc., Class A	177	5,142	(a)
Under Armour Inc., Class C	178	4,480	(a)
VF Corp.	288	15,365
		57,809

Application Software—0.8%
Adobe Systems Inc.	441	45,401	(a)
Autodesk Inc.	188	13,914	(a)
Citrix Systems Inc.	128	11,431	(a)
Intuit Inc.	213	24,412
salesforce.com Inc.	567	38,817	(a)
		133,975

Asset Management & Custody Banks—1.1%
Affiliated Managers Group Inc.	53	7,701	(a)
Ameriprise Financial Inc.	150	16,641
BlackRock Inc.	108	41,098
Franklin Resources Inc.	311	12,309
Invesco Ltd.	344	10,437
Northern Trust Corp.	180	16,029
State Street Corp.	302	23,472	(e)
T Rowe Price Group Inc.	223	16,783
The Bank of New York Mellon Corp.	913	43,258
		187,728

Auto Parts & Equipment—0.1%
BorgWarner Inc.	218	8,598
Delphi Automotive PLC	248	16,703
		25,301

Automobile Manufacturers—0.5%
Ford Motor Co.	3,340	40,514
General Motors Co.	1,199	41,773
		82,287

Automotive Retail—0.4%
Advance Auto Parts Inc.	58	9,809
AutoNation Inc.	52	2,530	(a)
AutoZone Inc.	26	20,535	(a)
CarMax Inc.	160	10,302	(a)
O’Reilly Automotive Inc.	83	23,108	(a)
		66,284

Biotechnology—2.7%
AbbVie Inc.	1,429	89,484
Alexion Pharmaceuticals Inc.	195	23,858	(a)
Amgen Inc.	654	95,622
Biogen Inc.	193	54,731	(a)
Celgene Corp.	683	79,057	(a)
Gilead Sciences Inc.	1,159	82,996
Regeneron Pharmaceuticals Inc.	68	24,962	(a)
Vertex Pharmaceuticals Inc.	210	15,471	(a)
		466,181

Brewers—0.1%
Molson Coors Brewing Co., Class B	150	14,597

Broadcasting—0.2%
CBS Corp., Class B	360	22,903
Discovery Communications Inc., Class A	109	2,988	(a)
Discovery Communications Inc., Class C	208	5,570	(a)

Scripps Networks Interactive Inc., Class A	74	5,282
TEGNA Inc.	213	4,556
		41,299

Building Products—0.3%
Allegion PLC	75	4,800
Fortune Brands Home & Security Inc.	118	6,308
Johnson Controls International PLC	803	33,076
Masco Corp.	261	8,253
		52,437

Cable & Satellite—1.1%
Charter Communications Inc., Class A	192	55,281	(a)
Comcast Corp., Class A	2,088	144,176
		199,457

Casinos & Gaming—0.0% *
Wynn Resorts Ltd.	68	5,883

Commodity Chemicals—0.1%
LyondellBasell Industries N.V., Class A	283	24,276

Communications Equipment—1.0%
Cisco Systems Inc.	4,401	132,998
F5 Networks Inc.	56	8,104	(a)
Harris Corp.	116	11,887
Juniper Networks Inc.	346	9,778
Motorola Solutions Inc.	131	10,859
		173,626

Computer & Electronics Retail—0.1%
Best Buy Company Inc.	228	9,729

Construction & Engineering—0.1%
Fluor Corp.	137	7,195
Jacobs Engineering Group Inc.	92	5,244	(a)
Quanta Services Inc.	105	3,659	(a)
		16,098

Construction Machinery & Heavy Trucks—0.5%
Caterpillar Inc.	519	48,132
Cummins Inc.	140	19,134
PACCAR Inc.	297	18,978
		86,244

Construction Materials—0.1%
Martin Marietta Materials Inc.	53	11,741
Vulcan Materials Co.	112	14,017
		25,758

Consumer Electronics—0.1%
Garmin Ltd.	112	5,431
Harman International Industries Inc.	69	7,670
		13,101

Consumer Finance—0.8%
American Express Co.	681	50,448
Capital One Financial Corp.	430	37,513
Discover Financial Services	355	25,592
Navient Corp.	256	4,206
Synchrony Financial	713	25,861
		143,620

Copper—0.1%
Freeport-McMoRan Inc.	1,121	14,786	(a)

Data Processing & Outsourced Services—2.2%
Alliance Data Systems Corp.	49	11,196
Automatic Data Processing Inc.	391	40,187
Fidelity National Information Services Inc.	294	22,238
Fiserv Inc.	189	20,087	(a)
Global Payments Inc.	121	8,399
Mastercard Inc., Class A	837	86,420
Paychex Inc.	269	16,377
PayPal Holdings Inc.	999	39,431	(a)
The Western Union Co.	381	8,275
Total System Services Inc.	164	8,041
Visa Inc., Class A	1,638	127,797
Xerox Corp.	702	6,128
		394,576

Department Stores—0.1%
Kohl’s Corp.	185	9,135
Macy’s Inc.	242	8,666
Nordstrom Inc.	132	6,327
		24,128

Distillers & Vintners—0.2%
Brown-Forman Corp., Class B	142	6,378
Constellation Brands Inc., Class A	151	23,150
		29,528

Distributors—0.1%
Genuine Parts Co.	124	11,847
LKQ Corp.	293	8,980	(a)
		20,827

Diversified Banks—5.2%
Bank of America Corp.	8,841	195,386
Citigroup Inc.	2,497	148,397
Comerica Inc.	171	11,647
JPMorgan Chase & Co.	3,127	269,829
U.S. Bancorp	1,410	72,431
Wells Fargo & Co.	3,953	217,850
		915,540

Diversified Chemicals—0.7%
Eastman Chemical Co.	139	10,454
EI du Pont de Nemours & Co.	769	56,445
The Dow Chemical Co.	992	56,762
		123,661

Diversified Support Services—0.1%
Cintas Corp.	85	9,823

Drug Retail—0.8%
CVS Health Corp.	940	74,175
Walgreens Boots Alliance Inc.	755	62,484
		136,659

Electric Utilities—1.9%
Alliant Energy Corp.	200	7,578
American Electric Power Company Inc.	423	26,632
Duke Energy Corp.	610	47,348
Edison International	277	19,941
Entergy Corp.	149	10,947
Eversource Energy	267	14,747
Exelon Corp.	792	28,108
FirstEnergy Corp.	354	10,963

NextEra Energy Inc.	414	49,457
PG&E Corp.	455	27,650
Pinnacle West Capital Corp.	93	7,257
PPL Corp.	575	19,579
The Southern Co.	871	42,845
Xcel Energy Inc.	429	17,460
		330,512

Electrical Components & Equipment—0.5%
Acuity Brands Inc.	40	9,234
AMETEK Inc.	194	9,429
Eaton Corporation PLC	394	26,434
Emerson Electric Co.	575	32,056
Rockwell Automation Inc.	110	14,784
		91,937

Electronic Components—0.2%
Amphenol Corp., Class A	259	17,405
Corning Inc.	885	21,479
		38,884

Electronic Equipment & Instruments—0.0% *
FLIR Systems Inc.	100	3,619

Electronic Manufacturing Services—0.1%
TE Connectivity Ltd.	319	22,100

Environmental & Facilities Services—0.2%
Republic Services Inc.	197	11,239
Stericycle Inc.	83	6,394	(a)
Waste Management Inc.	353	25,031
		42,664

Fertilizers & Agricultural Chemicals—0.4%
CF Industries Holdings Inc.	227	7,146
FMC Corp.	128	7,239
Monsanto Co.	375	39,454
The Mosaic Co.	327	9,591
		63,430

Financial Exchanges & Data—0.6%
CME Group Inc.	292	33,682
Intercontinental Exchange Inc.	510	28,774
Moody’s Corp.	142	13,386
Nasdaq Inc.	95	6,377
S&P Global Inc.	227	24,412
		106,631

Food Distributors—0.1%
Sysco Corp.	448	24,806

Food Retail—0.2%
The Kroger Co.	847	29,230
Whole Foods Market Inc.	265	8,151
		37,381

Footwear—0.3%
NIKE Inc., Class B	1,180	59,979

General Merchandise Stores—0.4%
Dollar General Corp.	214	15,851
Dollar Tree Inc.	198	15,282	(a)
Target Corp.	500	36,115
		67,248

Gold—0.1%
Newmont Mining Corp.	448	15,263

Health Care REITs—0.3%
HCP Inc.	389	11,561
Ventas Inc.	322	20,131
Welltower Inc.	329	22,020
		53,712

Healthcare Distributors—0.4%
AmerisourceBergen Corp.	137	10,712
Cardinal Health Inc.	283	20,368
Henry Schein Inc.	69	10,468	(a)
McKesson Corp.	203	28,511
Patterson Companies Inc.	79	3,241
		73,300

Healthcare Equipment—2.2%
Abbott Laboratories	1,304	50,087
Baxter International Inc.	404	17,913
Becton Dickinson and Co.	183	30,296
Boston Scientific Corp.	1,217	26,324	(a)
CR Bard Inc.	62	13,929
Danaher Corp.	541	42,111
Edwards Lifesciences Corp.	196	18,365	(a)
Hologic Inc.	263	10,551	(a)
Intuitive Surgical Inc.	33	20,928	(a)
Medtronic PLC	1,208	86,046
St Jude Medical Inc.	257	20,609
Stryker Corp.	263	31,510
Varian Medical Systems Inc.	94	8,439	(a)
Zimmer Biomet Holdings Inc.	165	17,028
		394,136

Healthcare Facilities—0.2%
HCA Holdings Inc.	261	19,319	(a)
Universal Health Services Inc., Class B	75	7,979
		27,298

Healthcare Services—0.4%
DaVita Inc.	138	8,860	(a)
Envision Healthcare Corp.	98	6,202	(a)
Express Scripts Holding Co.	549	37,766	(a)
Laboratory Corporation of America Holdings	85	10,912	(a)
Quest Diagnostics Inc.	112	10,293
		74,033

Healthcare Supplies—0.1%
DENTSPLY SIRONA Inc.	202	11,662
The Cooper Companies Inc.	40	6,997
		18,659

Healthcare Technology—0.1%
Cerner Corp.	255	12,079	(a)

Home Building—0.1%
DR Horton Inc.	325	8,882
Lennar Corp., Class A	174	7,470
PulteGroup Inc.	245	4,503
		20,855

Home Entertainment Software—0.3%
Activision Blizzard Inc.	613	22,135
Electronic Arts Inc.	271	21,344	(a)
		43,479
Home Furnishing Retail—0.0% *
Bed Bath & Beyond Inc.	146	5,933

Home Furnishings—0.1%
Leggett & Platt Inc.	110	5,377
Mohawk Industries Inc.	53	10,583	(a)
		15,960

Home Improvement Retail—1.1%
Lowe’s Companies Inc.	769	54,691
The Home Depot Inc.	1,067	143,064
		197,755

Hotel & Resort REITs—0.1%
Host Hotels & Resorts Inc.	594	11,191

Hotels, Resorts & Cruise Lines—0.4%
Carnival Corp.	383	19,939
Marriott International Inc., Class A	270	22,324
Royal Caribbean Cruises Ltd.	141	11,568
Wyndham Worldwide Corp.	101	7,713
		61,544

Household Appliances—0.1%
Whirlpool Corp.	64	11,633

Household Products—1.7%
Church & Dwight Company Inc.	216	9,545
Colgate-Palmolive Co.	787	51,501
Kimberly-Clark Corp.	319	36,404
The Clorox Co.	108	12,962
The Procter & Gamble Co.	2,341	196,832
		307,244

Housewares & Specialties—0.1%
Newell Brands Inc.	398	17,771

Human Resource & Employment Services—0.0% *
Robert Half International Inc.	104	5,073

Hypermarkets & Super Centers—0.9%
Costco Wholesale Corp.	386	61,802
Wal-Mart Stores Inc.	1,324	91,515
		153,317

Independent Power Producers & Energy Traders—0.1%
AES Corp.	649	7,541
NRG Energy Inc.	237	2,906
		10,447

Industrial Conglomerates—2.5%
3M Co.	529	94,463
General Electric Co.	7,733	244,363
Honeywell International Inc.	671	77,735
Roper Technologies Inc.	85	15,562
		432,123

Industrial Gases—0.3%
Air Products & Chemicals Inc.	187	26,894
Praxair Inc.	246	28,829
		55,723

Industrial Machinery—0.8%
Dover Corp.	146	10,940
Flowserve Corp.	126	6,054
Fortive Corp.	275	14,748
Illinois Tool Works Inc.	282	34,534
Ingersoll-Rand PLC	215	16,134
Parker-Hannifin Corp.	113	15,820
Pentair PLC	130	7,289
Snap-on Inc.	57	9,763
Stanley Black & Decker Inc.	129	14,795
Xylem Inc.	143	7,081
		137,158

Industrial REITs—0.1%
Prologis Inc. REIT	477	25,181

Insurance Brokers—0.5%
Aon PLC	237	26,433
Arthur J Gallagher & Co.	152	7,898
Marsh & McLennan Companies Inc.	449	30,348
Willis Towers Watson PLC	123	15,040
		79,719

Integrated Oil & Gas—3.2%
Chevron Corp.	1,652	194,440
Exxon Mobil Corp.	3,622	326,922
Occidental Petroleum Corp.	678	48,294
		569,656

Integrated Telecommunication Services—2.5%
AT&T Inc.	5,370	228,386
CenturyLink Inc.	456	10,844
Frontier Communications Corp.	1,121	3,789
Verizon Communications Inc.	3,568	190,460
		433,479

Internet & Direct Marketing Retail—2.2%
Amazon.com Inc.	345	258,705	(a)
Expedia Inc.	99	11,215
Netflix Inc.	380	47,044	(a)
The Priceline Group Inc.	44	64,506	(a)
TripAdvisor Inc.	110	5,101	(a)
		386,571

Internet Software & Services—4.1%
Akamai Technologies Inc.	164	10,936	(a)
Alphabet Inc., Class A	259	205,245	(a)
Alphabet Inc., Class C	260	200,673	(a)
eBay Inc.	934	27,730	(a)
Facebook Inc., Class A	2,046	235,392	(a)
VeriSign Inc.	95	7,227	(a)
Yahoo! Inc.	751	29,041	(a)
		716,244

Investment Banking & Brokerage—1.0%
E*TRADE Financial Corp.	285	9,875	(a)
Morgan Stanley	1,276	53,911

The Charles Schwab Corp.	1,070	42,233
The Goldman Sachs Group Inc.	326	78,061
		184,080
IT Consulting & Other Services—1.3%
Accenture PLC, Class A	547	64,070
Cognizant Technology Solutions Corp., Class A	544	30,480	(a)
CSRA Inc.	97	3,089
International Business Machines Corp.	759	125,987
Teradata Corp.	125	3,396	(a)
		227,022

Leisure Products—0.1%
Hasbro Inc.	109	8,479
Mattel Inc.	327	9,009
		17,488

Life & Health Insurance—0.9%
Aflac Inc.	368	25,613
Lincoln National Corp.	198	13,121
MetLife Inc.	973	52,435
Principal Financial Group Inc.	225	13,019
Prudential Financial Inc.	383	39,855
Torchmark Corp.	111	8,187
Unum Group	236	10,368
		162,598

Life Sciences Tools & Services—0.6%
Agilent Technologies Inc.	275	12,529
Illumina Inc.	125	16,005	(a)
Mettler-Toledo International Inc.	24	10,045	(a)
PerkinElmer Inc.	86	4,485
Thermo Fisher Scientific Inc.	350	49,385
Waters Corp.	67	9,004	(a)
		101,453

Managed Healthcare—1.5%
Aetna Inc.	312	38,691
Anthem Inc.	235	33,786
Centene Corp.	145	8,194	(a)
Cigna Corp.	230	30,680
Humana Inc.	127	25,912
UnitedHealth Group Inc.	834	133,473
		270,736

Metal & Glass Containers—0.1%
Ball Corp.	160	12,011

Motorcycle Manufacturers—0.1%
Harley-Davidson Inc.	148	8,634

Movies & Entertainment—1.4%
The Walt Disney Co.	1,284	133,818
Time Warner Inc.	681	65,737
Twenty-First Century Fox Inc., Class A	954	26,750
Twenty-First Century Fox Inc., Class B	402	10,955
Viacom Inc., Class B	289	10,144
		247,404

Multi-Line Insurance—0.5%
American International Group Inc.	839	54,795
Assurant Inc.	63	5,850
Loews Corp.	221	10,349
The Hartford Financial Services Group Inc.	355	16,916
		87,910

Multi-Sector Holdings—1.6%
Berkshire Hathaway Inc., Class B	1,659	270,384	(a)
Leucadia National Corp.	258	5,998
		276,382

Multi-Utilities—1.0%
Ameren Corp.	193	10,125
CenterPoint Energy Inc.	410	10,102
CMS Energy Corp.	222	9,240
Consolidated Edison Inc.	251	18,494
Dominion Resources Inc.	557	42,661
DTE Energy Co.	150	14,776
NiSource Inc.	307	6,797
Public Service Enterprise Group Inc.	431	18,912
SCANA Corp.	136	9,966
Sempra Energy	226	22,745
WEC Energy Group Inc.	266	15,601
		179,419

Office REITs—0.2%
Boston Properties Inc.	130	16,351
SL Green Realty Corp.	96	10,325
Vornado Realty Trust	149	15,551
		42,227

Office Services & Supplies—0.0% *
Pitney Bowes Inc.	141	2,142

Oil & Gas Drilling—0.1%
Helmerich & Payne Inc.	84	6,502
Transocean Ltd.	376	5,542	(a)
		12,044

Oil & Gas Equipment & Services—1.1%
Baker Hughes Inc.	371	24,104
FMC Technologies Inc.	220	7,817	(a)
Halliburton Co.	739	39,972
National Oilwell Varco Inc.	311	11,644
Schlumberger Ltd.	1,222	102,587
		186,124

Oil & Gas Exploration & Production—1.8%
Anadarko Petroleum Corp.	499	34,795
Apache Corp.	321	20,374
Cabot Oil & Gas Corp.	400	9,344
Chesapeake Energy Corp.	765	5,370	(a)
Cimarex Energy Co.	89	12,095
Concho Resources Inc.	122	16,177	(a)
ConocoPhillips	1,096	54,954
Devon Energy Corp.	455	20,780
EOG Resources Inc.	510	51,561
EQT Corp.	148	9,679
Hess Corp.	235	14,638
Marathon Oil Corp.	733	12,688
Murphy Oil Corp.	124	3,860
Newfield Exploration Co.	159	6,440	(a)
Noble Energy Inc.	360	13,702
Pioneer Natural Resources Co.	151	27,191
Range Resources Corp.	129	4,432
Southwestern Energy Co.	407	4,404	(a)
		322,484

Oil & Gas Refining & Marketing—0.5%
Marathon Petroleum Corp.	477	24,017
Phillips 66	395	34,132
Tesoro Corp.	118	10,319
Valero Energy Corp.	404	27,601
		96,069

Oil & Gas Storage & Transportation—0.5%
Kinder Morgan Inc.	1,712	35,455
ONEOK Inc.	200	11,482
Spectra Energy Corp.	632	25,969
The Williams Companies Inc.	572	17,812
		90,718

Packaged Foods & Meats—1.4%
Campbell Soup Co.	183	11,066
Conagra Brands Inc.	367	14,515
General Mills Inc.	513	31,688
Hormel Foods Corp.	251	8,737
Kellogg Co.	232	17,101
McCormick & Company Inc.	91	8,493
Mead Johnson Nutrition Co.	165	11,675
Mondelez International Inc., Class A	1,365	60,511
The Hershey Co.	119	12,308
The JM Smucker Co.	101	12,934
The Kraft Heinz Co.	528	46,105
Tyson Foods Inc., Class A	246	15,173
		250,306

Paper Packaging—0.3%
Avery Dennison Corp.	88	6,179
International Paper Co.	346	18,359
Sealed Air Corp.	192	8,705
WestRock Co.	230	11,677
		44,920

Personal Products—0.1%
Coty Inc., Class A	412	7,544
The Estee Lauder Companies Inc., Class A	188	14,380
		21,924

Pharmaceuticals—4.9%
Allergan PLC	328	68,883	(a)
Bristol-Myers Squibb Co.	1,471	85,965
Eli Lilly & Co.	859	63,180
Endo International PLC	204	3,360	(a)
Johnson & Johnson	2,377	273,854
Mallinckrodt PLC	73	3,637	(a)
Merck & Company Inc.	2,416	142,230
Mylan N.V.	417	15,909	(a)
Perrigo Company PLC	114	9,488
Pfizer Inc.	5,312	172,534
Zoetis Inc.	442	23,660
		862,700

Property & Casualty Insurance—0.8%
Chubb Ltd.	412	54,433
Cincinnati Financial Corp.	141	10,681
The Allstate Corp.	323	23,941
The Progressive Corp.	494	17,537
The Travelers Companies Inc.	254	31,095
XL Group Ltd.	239	8,905
		146,592

Publishing—0.0% *
News Corp., Class A	366	4,194
News Corp., Class B	40	472
		4,666

Railroads—0.8%
CSX Corp.	825	29,642
Kansas City Southern	100	8,485
Norfolk Southern Corp.	256	27,666
Union Pacific Corp.	727	75,376
		141,169

Real Estate Services—0.1%
CBRE Group Inc., Class A	283	8,912	(a)

Regional Banks—1.3%
BB&T Corp.	722	33,948
Citizens Financial Group Inc.	500	17,815
Fifth Third Bancorp	651	17,557
Huntington Bancshares Inc.	1,009	13,339
KeyCorp	915	16,717
M&T Bank Corp.	134	20,962
People’s United Financial Inc.	297	5,750
Regions Financial Corp.	1,070	15,365
SunTrust Banks Inc.	443	24,299
The PNC Financial Services Group Inc.	431	50,410
Zions Bancorporation	153	6,585
		222,747

Research & Consulting Services—0.2%
Equifax Inc.	100	11,823
Nielsen Holdings PLC	305	12,795
The Dun & Bradstreet Corp.	26	3,154
Verisk Analytics Inc.	128	10,390	(a)
		38,162

Residential REITs—0.4%
Apartment Investment & Management Co., Class A	151	6,863
AvalonBay Communities Inc.	117	20,726
Equity Residential	312	20,080
Essex Property Trust Inc.	54	12,555
Mid-America Apartment Communities Inc.	100	9,792
UDR Inc.	218	7,953
		77,969

Restaurants—1.1%
Chipotle Mexican Grill Inc.	26	9,810	(a)
Darden Restaurants Inc.	112	8,145
McDonald’s Corp.	730	88,855
Starbucks Corp.	1,282	71,177
Yum! Brands Inc.	320	20,266
		198,253

Retail REITs—0.6%
Federal Realty Investment Trust	60	8,527
General Growth Properties Inc.	488	12,190
Kimco Realty Corp.	335	8,429
Realty Income Corp.	210	12,071
Simon Property Group Inc.	278	49,392
The Macerich Co.	103	7,296
		97,905

Semiconductor Equipment—0.3%
Applied Materials Inc.	935	30,173
KLA-Tencor Corp.	147	11,566
Lam Research Corp.	132	13,956
		55,695

Semiconductors—2.9%
Analog Devices Inc.	261	18,954
Broadcom Ltd.	351	62,046
First Solar Inc.	72	2,310	(a)
Intel Corp.	4,152	150,593
Linear Technology Corp.	219	13,655
Microchip Technology Inc.	198	12,702
Micron Technology Inc.	935	20,495	(a)
NVIDIA Corp.	479	51,128
Qorvo Inc.	101	5,326	(a)
QUALCOMM Inc.	1,299	84,695
Skyworks Solutions Inc.	159	11,871
Texas Instruments Inc.	882	64,360
Xilinx Inc.	211	12,738
		510,873

Soft Drinks—1.7%
Dr Pepper Snapple Group Inc.	157	14,235
Monster Beverage Corp.	348	15,430	(a)
PepsiCo Inc.	1,257	131,520
The Coca-Cola Co.	3,402	141,047
		302,232

Specialized Consumer Services—0.0% *
H&R Block Inc.	229	5,265

Specialized REITs—1.0%
American Tower Corp.	378	39,947
Crown Castle International Corp.	324	28,113
Digital Realty Trust Inc.	147	14,444
Equinix Inc.	62	22,159
Extra Space Storage Inc.	108	8,342
Iron Mountain Inc.	185	6,009
Public Storage	129	28,832
Weyerhaeuser Co.	678	20,401
		168,247

Specialty Chemicals—0.5%
Albemarle Corp.	100	8,608
Ecolab Inc.	236	27,664
International Flavors & Fragrances Inc.	74	8,719
PPG Industries Inc.	229	21,700
The Sherwin-Williams Co.	67	18,006
		84,697

Specialty Stores—0.2%
Signet Jewelers Ltd.	77	7,258
Staples Inc.	503	4,552
Tiffany & Co.	108	8,362
Tractor Supply Co.	111	8,415
Ulta Salon Cosmetics & Fragrance Inc.	56	14,277	(a)
		42,864

Steel—0.1%
Nucor Corp.	266	15,832

Systems Software—3.2%
CA Inc.	241	7,657
Microsoft Corp.	6,820	423,795
Oracle Corp.	2,632	101,200
Red Hat Inc.	152	10,594	(a)
Symantec Corp.	527	12,590
		555,836

Technology Hardware, Storage & Peripherals—3.6%
Apple Inc.	4,676	541,574
Hewlett Packard Enterprise Co.	1,426	32,997
HP Inc.	1,544	22,913
NetApp Inc.	284	10,017
Seagate Technology PLC	292	11,146
Western Digital Corp.	261	17,735
		636,382

Tires & Rubber—0.0% *
The Goodyear Tire & Rubber Co.	262	8,088

Tobacco—1.6%
Altria Group Inc.	1,712	115,766
Philip Morris International Inc.	1,361	124,518
Reynolds American Inc.	708	39,676
		279,960

Trading Companies & Distributors—0.2%
Fastenal Co.	241	11,322
United Rentals Inc.	90	9,502	(a)
WW Grainger Inc.	47	10,916
		31,740

Trucking—0.1%
JB Hunt Transport Services Inc.	87	8,445
Ryder System Inc.	38	2,829
		11,274

Water Utilities—0.1%
American Water Works Company Inc.	156	11,288

Total Common Stock
(Cost $13,920,857)		16,911,003

Short-Term Investments—3.7%
State Street Institutional U.S. Government Money Market Fund—Class G Shares
0.46%
(Cost $638,326)	638,326	638,326	(d,m,n)

Total Investments
(Cost $14,559,183)		17,549,329

Other Assets and Liabilities, net—0.2%		43,395

NET ASSETS—100.0%		$17,592,724

Other Information:

The Fund had the following long futures contracts open at December 31, 2016:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation
S&P 500 Emini Index Futures	March 2017	6	$670,860	$9,351

U.S. Large-Cap Core Equity Fund

Schedule of Investments—December 31, 2016 (Unaudited)

Common Stock—96.2% †	Number of Shares	Fair Value
Aerospace & Defense—3.0%
General Dynamics Corp.	2,712	$468,254
Hexcel Corp.	5,531	284,515
		752,769

Agricultural Products—1.1%
Archer-Daniels-Midland Co.	6,126	279,652

Airlines—1.6%
Delta Air Lines Inc.	8,110	398,931

Apparel, Accessories & Luxury Goods—1.1%
VF Corp.	5,043	269,044

Asset Management & Custody Banks—2.7%
Ameriprise Financial Inc.	3,936	436,660
Invesco Ltd.	8,125	246,512
		683,172

Auto Parts & Equipment—1.6%
Delphi Automotive PLC	5,797	390,428

Automotive Retail—1.4%
Advance Auto Parts Inc.	2,075	350,924

Biotechnology—3.5%
Amgen Inc.	3,466	506,764
Gilead Sciences Inc.	5,031	360,270
		867,034

Cable & Satellite—2.3%
Comcast Corp., Class A	8,475	585,199

Communications Equipment—2.0%
Cisco Systems Inc.	16,882	510,174

Consumer Finance—2.1%
Discover Financial Services	7,306	526,689

Diversified Banks—11.1%
Bank of America Corp.	38,252	845,369
Citigroup Inc.	9,800	582,414
JPMorgan Chase & Co.	6,992	603,340
Wells Fargo & Co.	13,887	765,312
		2,796,435

Drug Retail—0.3%
CVS Health Corp.	1,048	82,698

Electric Utilities—2.2%
Exelon Corp.	3,553	126,096
NextEra Energy Inc.	3,506	418,827
		544,923

General Merchandise Stores—1.5%
Dollar General Corp.	5,081	376,350

Gold—0.9%
Newmont Mining Corp.	6,774	230,790

Healthcare Equipment—4.4%
Boston Scientific Corp.	20,086	434,460	(a)
Medtronic PLC	5,847	416,482
Stryker Corp.	2,098	251,361
		1,102,303

Home Improvement Retail—0.9%
Lowe’s Companies Inc.	3,256	231,567

Housewares & Specialties—1.4%
Newell Brands Inc.	7,800	348,270

Independent Power Producers & Energy Traders—0.9%
Calpine Corp.	19,930	227,800	(a)

Industrial Conglomerates—1.3%
Honeywell International Inc.	2,801	324,496

Industrial Gases—0.9%
Air Products & Chemicals Inc.	1,589	228,530

Industrial Machinery—1.8%
Ingersoll-Rand PLC	5,911	443,561

Integrated Oil & Gas—3.7%
Chevron Corp.	2,738	322,262
Exxon Mobil Corp.	2,272	205,071
Occidental Petroleum Corp.	5,768	410,855
		938,188

Internet Software & Services—3.2%
Alphabet Inc., Class A	1,020	808,299	(a)

Investment Banking & Brokerage—0.8%
Morgan Stanley	4,905	207,236

Multi-Line Insurance—1.6%
The Hartford Financial Services Group Inc.	8,489	404,501

Multi-Utilities—1.6%
Sempra Energy	4,009	403,466

Oil & Gas Equipment & Services—0.8%
Schlumberger Ltd.	2,413	202,571

Oil & Gas Exploration & Production—5.5%
Concho Resources Inc.	1,056	140,026	(a)
ConocoPhillips	8,443	423,332
Hess Corp.	6,100	379,969
Noble Energy Inc.	11,401	433,922
		1,377,249

Packaged Foods & Meats—1.8%
Mondelez International Inc., Class A	10,349	458,771

Paper Packaging—0.5%
Packaging Corporation of America	1,337	113,404

Pharmaceuticals—7.6%
Allergan PLC	2,103	441,651	(a)
Johnson & Johnson	5,471	630,314
Merck & Company Inc.	10,031	590,525
Pfizer Inc.	7,737	251,298
		1,913,788

Research & Consulting Services—1.2%
Nielsen Holdings PLC	7,341	307,955

Semiconductor Equipment—2.2%
Applied Materials Inc.	16,896	545,234

Semiconductors—3.3%
NXP Semiconductors N.V.	3,495	342,545	(a)
QUALCOMM Inc.	7,545	491,934
		834,479

Soft Drinks—2.2%
PepsiCo Inc.	5,154	539,263

Specialized REITs—1.6%
American Tower Corp.	3,812	402,852

Specialty Chemicals—0.3%
PPG Industries Inc.	810	76,756

Systems Software—2.0%
Oracle Corp.	12,961	498,350

Technology Hardware, Storage & Peripherals—4.9%
Apple Inc.	6,888	797,768
Western Digital Corp.	6,314	429,036
		1,226,804

Trading Companies & Distributors—1.4%
United Rentals Inc.	3,222	340,179	(a)

Total Common Stock
(Cost $21,541,853)		24,151,084

Short-Term Investments—3.7%
State Street Institutional U.S. Government Money Market Fund—Class G Shares
0.46%
(Cost $935,013)	935,013	935,013	(d,m,n)

Total Investments (Cost $22,476,866)		25,086,097

Other Assets and Liabilities, net—0.1%		31,547

NET ASSETS—100.0%		$25,117,644

Other Information:

The Fund had the following long futures contracts open at December 31, 2016:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Depreciation
S&P 500 Emini Index Futures	March 2017	2	$223,620	$(3,172)

Premier Growth Equity Fund

Schedule of Investments—December 31, 2016 (Unaudited)

Common Stock—98.3% †	Number of Shares	Fair Value
Application Software—4.1%
Intuit Inc.	67,523	$7,738,811
salesforce.com Inc.	80,586	5,516,918	(a)
		13,255,729

Biotechnology—9.1%
Alexion Pharmaceuticals Inc.	60,770	7,435,209	(a)
Amgen Inc.	70,055	10,242,741
Gilead Sciences Inc.	118,165	8,461,796
Vertex Pharmaceuticals Inc.	48,110	3,544,264	(a)
		29,684,010

Cable & Satellite—10.6%
Charter Communications Inc., Class A	40,514	11,664,791	(a)
Comcast Corp., Class A	88,624	6,119,487
Liberty Global PLC, Class C	358,714	10,653,806	(a)
Sirius XM Holdings Inc.	1,350,455	6,009,525
		34,447,609

Data Processing & Outsourced Services—6.7%
PayPal Holdings Inc.	173,027	6,829,376	(a)
Visa Inc., Class A	189,908	14,816,622
		21,645,998

Financial Exchanges & Data—7.9%
CME Group Inc.	124,073	14,311,821
S&P Global Inc.	105,504	11,345,900
		25,657,721

Healthcare Equipment—5.3%
Abbott Laboratories	143,486	5,511,297
Medtronic PLC	162,054	11,543,107
		17,054,404

Healthcare Supplies—1.9%
The Cooper Companies Inc.	34,605	6,053,453

Home Improvement Retail—2.9%
Lowe’s Companies Inc.	130,825	9,304,274

Internet & Direct Marketing Retail—4.5%
Amazon.com Inc.	19,413	14,557,226	(a)

Internet Software & Services—10.1%
Alibaba Group Holding Ltd. ADR	33,761	2,964,553	(a)
Alphabet Inc., Class A	1,688	1,337,656	(a)
Alphabet Inc., Class C	21,101	16,286,174	(a)
Facebook Inc., Class A	105,504	12,138,235	(a)
		32,726,618

Investment Banking & Brokerage—4.6%
The Charles Schwab Corp.	379,815	14,991,298

Movies & Entertainment—2.8%
The Walt Disney Co.	86,092	8,972,508

Oil & Gas Equipment & Services—2.4%
Schlumberger Ltd.	92,844	7,794,254

Pharmaceuticals—4.1%
Allergan PLC	64,147	13,471,511	(a)

Semiconductors—2.8%
QUALCOMM Inc.	139,265	9,080,078

Soft Drinks—4.1%
PepsiCo Inc.	126,605	13,246,681

Specialized REITs—3.4%
American Tower Corp.	105,504	11,149,663

Systems Software—3.1%
Microsoft Corp.	160,366	9,965,143

Technology Hardware, Storage & Peripherals—5.4%
Apple Inc.	151,926	17,596,069

Trading Companies & Distributors—2.5%
United Rentals Inc.	75,963	8,020,173	(a)

Total Common Stock
(Cost $260,279,905)		318,674,420

Short-Term Investments—1.5%
State Street Institutional U.S. Government Money Market Fund—Class G Shares
0.46%
(Cost $4,813,762)	4,813,762	4,813,762	(d,m,n)

Total Investments
(Cost $265,093,667)		323,488,182

Other Assets and Liabilities, net—0.2%		513,733

NET ASSETS—100.0%		$324,001,915

Other Information:

The Fund had the following short futures contracts open at December 31, 2016:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation
S&P 500 Emini Index Futures	March 2017	35	$(3,913,350)	$33,989

Small-Cap Equity Fund

Schedule of Investments—December 31, 2016 (Unaudited)

Common Stock—94.7% †	Number of Shares	Fair Value
Aerospace & Defense—0.5%
Esterline Technologies Corp.	5,836	$520,571	(a)
Teledyne Technologies Inc.	46,562	5,727,126	(a)
Vectrus Inc.	24,276	578,983	(a)
		6,826,680

Agricultural & Farm Machinery—0.6%
AGCO Corp.	146,176	8,457,743

Agricultural Products—0.8%
Darling Ingredients Inc.	827,772	10,686,537	(a)
Fresh Del Monte Produce Inc.	15,750	954,922
		11,641,459

Airlines—0.1%
Hawaiian Holdings Inc.	16,000	912,000	(a)

Alternative Carriers—0.0% *
Vonage Holdings Corp.	95,311	652,880	(a)

Apparel Retail—0.7%
American Eagle Outfitters Inc.	18,019	273,348
Burlington Stores Inc.	35,460	3,005,235	(a)
Genesco Inc.	45,963	2,854,302	(a)
The Buckle Inc.	146,528	3,340,839
		9,473,724

Apparel, Accessories & Luxury Goods—0.3%
G-III Apparel Group Ltd.	132,551	3,918,208	(a)

Application Software—4.1%
8x8 Inc.	56,400	806,520	(a)
ACI Worldwide Inc.	290,956	5,280,851	(a)
Blackbaud Inc.	259,215	16,589,760
Exa Corp.	54,100	830,976	(a)
Guidewire Software Inc.	118,000	5,820,940	(a)
Jive Software Inc.	392,848	1,708,889	(a)
Mentor Graphics Corp.	167,200	6,168,008
PTC Inc.	104,788	4,848,541	(a)
RealPage Inc.	328,729	9,861,870	(a)
SS&C Technologies Holdings Inc.	186,854	5,344,024
Zix Corp.	221,300	1,093,222	(a)
		58,353,601

Asset Management & Custody Banks—0.6%
Fifth Street Asset Management Inc.	107,200	718,240
Financial Engines Inc.	208,500	7,662,375
		8,380,615

Auto Parts & Equipment—1.0%
Cooper-Standard Holdings Inc.	5,488	567,349	(a)
Gentherm Inc.	20,374	689,660	(a)
Horizon Global Corp.	46,761	1,122,264	(a)
LCI Industries	13,695	1,475,636
Tenneco Inc.	159,342	9,954,095	(a)
Tower International Inc.	33,747	956,728
		14,765,732

Automobile Manufacturers—0.8%
Thor Industries Inc.	97,993	9,804,200
Winnebago Industries Inc.	52,982	1,676,880
		11,481,080

Automotive Retail—0.8%
America’s Car-Mart Inc.	16,822	735,963	(a)
CST Brands Inc.	94,000	4,526,100
Group 1 Automotive Inc.	53,885	4,199,797
Murphy USA Inc.	40,250	2,474,167	(a)
		11,936,027

Biotechnology—1.4%
Achillion Pharmaceuticals Inc.	84,600	349,398	(a)
Aduro Biotech Inc.	35,200	401,280	(a)
Applied Genetic Technologies Corp.	101,800	951,830	(a)
BioSpecifics Technologies Corp.	21,200	1,180,840	(a)
Coherus Biosciences Inc.	12,200	343,430	(a)
Cytokinetics Inc.	84,700	1,029,105	(a)
Eagle Pharmaceuticals Inc.	9,900	785,466	(a)
Exelixis Inc.	41,000	611,310	(a)
FibroGen Inc.	27,000	577,800	(a)
Five Prime Therapeutics Inc.	18,600	932,046	(a)
Halozyme Therapeutics Inc.	48,000	474,240	(a)
Insys Therapeutics Inc.	51,200	471,040	(a)
MacroGenics Inc.	28,800	588,672	(a)
Momenta Pharmaceuticals Inc.	72,100	1,085,105	(a)
Natera Inc.	39,700	464,887	(a)
Pfenex Inc.	76,200	691,134	(a)
Progenics Pharmaceuticals Inc.	93,700	809,568	(a)
Repligen Corp.	205,828	6,343,619	(a)
Vanda Pharmaceuticals Inc.	35,600	567,820	(a)
Voyager Therapeutics Inc.	55,800	710,892	(a)
		19,369,482

Brewers—0.5%
Craft Brew Alliance Inc.	14,020	236,938	(a)
The Boston Beer Company Inc., Class A	37,100	6,301,435	(a)
		6,538,373

Building Products—0.5%
American Woodmark Corp.	12,382	931,745	(a)
Apogee Enterprises Inc.	27,097	1,451,315
Builders FirstSource Inc.	67,302	738,303	(a)
NCI Building Systems Inc.	52,543	822,298	(a)
Simpson Manufacturing Company Inc.	15,125	661,719
Universal Forest Products Inc.	18,044	1,843,736
		6,449,116

Casinos & Gaming—0.1%
Churchill Downs Inc.	6,300	947,835
Pinnacle Entertainment Inc.	41,249	598,111	(a)
		1,545,946

Commercial Printing—0.5%
Brady Corp., Class A	141,500	5,313,325
Deluxe Corp.	13,786	987,215
LSC Communications Inc.	17,142	508,775
		6,809,315

Commodity Chemicals—0.1%
Trinseo S.A.	23,451	1,390,644

Communications Equipment—0.4%
ADTRAN Inc.	55,834	1,247,890
Extreme Networks Inc.	204,000	1,026,120	(a)
Lumentum Holdings Inc.	51,707	1,998,475	(a)
Plantronics Inc.	27,955	1,530,816
		5,803,301

Construction & Engineering—0.6%
Chicago Bridge & Iron Company N.V.	289,797	9,201,055

Construction Machinery & Heavy Trucks—1.6%
Alamo Group Inc.	19,475	1,482,048
Astec Industries Inc.	23,766	1,603,254
Commercial Vehicle Group Inc.	185,300	1,024,709	(a)
Federal Signal Corp.	466,546	7,282,783
Trinity Industries Inc.	336,675	9,346,098
Wabash National Corp.	79,039	1,250,397	(a)
		21,989,289

Construction Materials—0.1%
Summit Materials Inc., Class A	43,101	1,025,375	(a)

Consumer Finance—0.1%
Enova International Inc.	97,837	1,227,854	(a)

Data Processing & Outsourced Services—1.7%
Broadridge Financial Solutions Inc.	116,880	7,749,144
CoreLogic Inc.	138,334	5,094,841	(a)
WEX Inc.	96,000	10,713,600	(a)
		23,557,585

Distributors—0.6%
LKQ Corp.	260,077	7,971,360	(a)

Diversified Chemicals—0.1%
The Chemours Co.	79,799	1,762,760

Diversified REITs—0.2%
American Assets Trust Inc.	21,491	925,832
Gramercy Property Trust	126,580	1,162,004
PS Business Parks Inc.	8,088	942,414
		3,030,250

Diversified Support Services—1.3%
Healthcare Services Group Inc.	204,956	8,028,127
Ritchie Bros Auctioneers Inc.	279,156	9,491,304
UniFirst Corp.	8,122	1,166,725
		18,686,156

Education Services—0.5%
Capella Education Co.	12,900	1,132,620
K12 Inc.	352,875	6,055,335	(a)
		7,187,955

Electric Utilities—1.1%
ALLETE Inc.	16,005	1,027,361
IDACORP Inc.	134,788	10,857,173
MGE Energy Inc.	14,500	946,850
PNM Resources Inc.	29,990	1,028,657
Portland General Electric Co.	16,203	702,076
Spark Energy Inc., Class A	30,000	909,000
The Empire District Electric Co.	15,988	545,031
		16,016,148

Electrical Components & Equipment—0.3%
Encore Wire Corp.	31,912	1,383,385
EnerSys	9,699	757,492
General Cable Corp.	52,631	1,002,621
Regal Beloit Corp.	14,076	974,763
		4,118,261

Electronic Components—0.7%
Belden Inc.	14,482	1,082,819
Littelfuse Inc.	52,908	8,029,847
Rogers Corp.	16,579	1,273,433	(a)
		10,386,099

Electronic Equipment & Instruments—0.6%
Coherent Inc.	9,800	1,346,373	(a)
Control4 Corp.	140,695	1,435,089	(a)
FARO Technologies Inc.	8,969	322,884	(a)
VeriFone Systems Inc.	185,682	3,292,142	(a)
Zebra Technologies Corp., Class A	23,095	1,980,627	(a)
		8,377,115

Electronic Manufacturing Services—0.2%
Benchmark Electronics Inc.	15,557	474,488	(a)
Methode Electronics Inc.	27,879	1,152,797
Plexus Corp.	28,594	1,545,220	(a)
		3,172,505

Environmental & Facilities Services—0.8%
Clean Harbors Inc.	209,240	11,644,206	(a)

Fertilizers & Agricultural Chemicals—0.1%
American Vanguard Corp.	53,241	1,019,565

Food Distributors—0.8%
Performance Food Group Co.	102,225	2,453,400	(a)
SpartanNash Co.	216,842	8,573,933
		11,027,333

Food Retail—0.1%
Casey’s General Stores Inc.	9,242	1,098,689

Footwear—1.1%
Deckers Outdoor Corp.	76,259	4,223,986	(a)
Skechers U.S.A. Inc., Class A	14,310	351,740	(a)
Wolverine World Wide Inc.	529,829	11,629,746
		16,205,472

Gas Utilities—0.1%
South Jersey Industries Inc.	28,476	959,356

Health Care REITs—0.5%
CareTrust REIT Inc.	96,810	1,483,129
Omega Healthcare Investors Inc.	119,445	3,733,851
Sabra Health Care REIT Inc.	73,386	1,792,086
		7,009,066

Healthcare Distributors—0.3%
Aceto Corp.	154,500	3,394,365
Owens & Minor Inc.	10,288	363,064
		3,757,429

Healthcare Equipment—5.5%
Abaxis Inc.	21,000	1,108,170
AtriCure Inc.	46,400	908,048	(a)

Cantel Medical Corp.	77,000	6,063,750
Cardiovascular Systems Inc.	229,700	5,561,037	(a)
CONMED Corp.	182,500	8,061,025
Glaukos Corp.	15,376	527,397	(a)
Hill-Rom Holdings Inc.	214,954	12,067,518
Insulet Corp.	117,000	4,408,560	(a)
Integra LifeSciences Holdings Corp.	153,500	13,168,765	(a)
iRadimed Corp.	30,300	336,330	(a)
LeMaitre Vascular Inc.	61,900	1,568,546
Masimo Corp.	130,300	8,782,220	(a)
Natus Medical Inc.	12,759	444,013	(a)
NuVasive Inc.	157,700	10,622,672	(a)
NxStage Medical Inc.	44,600	1,168,966	(a)
Penumbra Inc.	38,000	2,424,400	(a)
		77,221,417

Healthcare Services—2.3%
Addus HomeCare Corp.	16,000	560,800	(a)
Air Methods Corp.	85,793	2,732,507	(a)
AMN Healthcare Services Inc.	45,123	1,734,979	(a)
BioTelemetry Inc.	79,200	1,770,120	(a)
Diplomat Pharmacy Inc.	23,497	296,062	(a)
Envision Healthcare Corp.	153,495	9,714,699	(a)
LHC Group Inc.	21,200	968,840	(a)
MEDNAX Inc.	169,418	11,293,404	(a)
RadNet Inc.	100,300	646,935	(a)
Team Health Holdings Inc.	72,630	3,155,774	(a)
		32,874,120

Healthcare Supplies—1.0%
Endologix Inc.	384,227	2,197,778	(a)
ICU Medical Inc.	67,400	9,931,390	(a)
Lantheus Holdings Inc.	68,500	589,100	(a)
Merit Medical Systems Inc.	30,377	804,991	(a)
OraSure Technologies Inc.	148,200	1,301,196	(a)
		14,824,455

Healthcare Technology—1.5%
Cotiviti Holdings Inc.	27,243	937,159	(a)
HMS Holdings Corp.	421,653	7,657,219	(a)
Medidata Solutions Inc.	117,500	5,836,225	(a)
Omnicell Inc.	196,200	6,651,180	(a)
Quality Systems Inc.	22,752	299,189
		21,380,972

Home Building—0.2%
Meritage Homes Corp.	25,150	875,220	(a)
TopBuild Corp.	53,691	1,911,400	(a)
		2,786,620

Home Entertainment Software—0.1%
Rosetta Stone Inc.	93,468	832,800	(a)

Home Furnishing Retail—0.3%
Aaron’s Inc.	141,908	4,539,637

Home Furnishings—0.1%
Ethan Allen Interiors Inc.	31,095	1,145,851

Hotel & Resort REITs—0.3%
Ashford Hospitality Trust Inc.	48,552	376,764
RLJ Lodging Trust	181,835	4,453,139
		4,829,903

Hotels, Resorts & Cruise Lines—0.2%
ILG Inc.	169,765	3,084,630

Household Appliances—0.4%
Helen of Troy Ltd.	58,909	4,974,865	(a)

Household Products—0.1%
Central Garden & Pet Co.	35,400	1,171,386	(a)

Housewares & Specialties—0.0% *
Tupperware Brands Corp.	10,331	543,617

Human Resource & Employment Services—0.1%
Insperity Inc.	15,519	1,101,073

Industrial Conglomerates—0.1%
Raven Industries Inc.	39,100	985,320

Industrial Machinery—8.0%
Actuant Corp., Class A	219,000	5,683,050
Altra Industrial Motion Corp.	24,165	891,689
Barnes Group Inc.	116,950	5,545,769
CLARCOR Inc.	165,467	13,646,063
Crane Co.	31,220	2,251,586
Energy Recovery Inc.	51,400	531,990	(a)
Franklin Electric Company Inc.	27,665	1,076,168
IDEX Corp.	76,469	6,886,798
John Bean Technologies Corp.	62,200	5,346,090
LB Foster Co., Class A	38,882	528,795
Luxfer Holdings PLC ADR	207,002	2,254,252
Lydall Inc.	113,000	6,989,050	(a)
Manitowoc Foodservice Inc.	381,000	7,364,730	(a)
Mueller Industries Inc.	169,282	6,764,509
Nordson Corp.	70,409	7,889,328
RBC Bearings Inc.	47,500	4,408,475	(a)
Standex International Corp.	73,500	6,456,975
The Gorman-Rupp Co.	61,400	1,900,330
The Timken Co.	234,958	9,327,833
TriMas Corp.	353,500	8,307,250	(a)
Woodward Inc.	132,491	9,148,504
		113,199,234

Industrial REITs—0.1%
Rexford Industrial Realty Inc.	32,652	757,200
STAG Industrial Inc.	50,836	1,213,455
		1,970,655

Internet & Direct Marketing Retail—0.0% *
Shutterfly Inc.	13,600	682,448	(a)

Internet Software & Services—3.4%
Blucora Inc.	70,200	1,035,450	(a)
Brightcove Inc.	100,600	809,830	(a)
comScore Inc.	22,200	701,076	(a)
Cornerstone OnDemand Inc.	171,230	7,244,741	(a)
Envestnet Inc.	106,000	3,736,500	(a)
Five9 Inc.	49,200	698,148	(a)
GoDaddy Inc., Class A	37,225	1,301,014	(a)
Internap Corp.	309,200	476,168	(a)
LogMeIn Inc.	97,300	9,394,315
MeetMe Inc.	99,700	491,521	(a)
New Relic Inc.	170,500	4,816,625	(a)
NIC Inc.	350,404	8,374,656

SPS Commerce Inc.	77,000	5,381,530	(a)
Stamps.com Inc.	6,700	768,155	(a)
Web.com Group Inc.	59,500	1,258,425	(a)
Xactly Corp.	129,400	1,423,400	(a)
		47,911,554

Investment Banking & Brokerage—1.3%
Greenhill & Company Inc.	41,633	1,153,234
Piper Jaffray Cos.	25,873	1,875,793	(a)
Raymond James Financial Inc.	193,053	13,372,781
Stifel Financial Corp.	36,537	1,825,023	(a)
		18,226,831

IT Consulting & Other Services—0.1%
Perficient Inc.	44,260	774,107	(a)
The Hackett Group Inc.	53,800	950,108
Virtusa Corp.	7,575	190,284	(a)
		1,914,499

Leisure Products—0.7%
Brunswick Corp.	12,514	682,514
Nautilus Inc.	20,245	374,532	(a)
Polaris Industries Inc.	110,934	9,139,852
		10,196,898

Life & Health Insurance—0.1%
American Equity Investment Life Holding Co.	51,873	1,169,217

Life Sciences Tools & Services—1.7%
Albany Molecular Research Inc.	256,885	4,819,163	(a)
Bruker Corp.	160,317	3,395,514
Cambrex Corp.	14,343	773,805	(a)
Charles River Laboratories International Inc.	12,983	989,175	(a)
Enzo Biochem Inc.	139,286	966,645	(a)
ICON PLC	84,867	6,381,998	(a)
INC Research Holdings Inc., Class A	131,289	6,905,801	(a)
PAREXEL International Corp.	7,809	513,207	(a)
		24,745,308

Managed Healthcare—1.0%
Centene Corp.	169,735	9,591,725	(a)
Magellan Health Inc.	18,694	1,406,724	(a)
Molina Healthcare Inc.	66,017	3,582,082	(a)
		14,580,531

Marine—0.1%
Kirby Corp.	11,360	755,440	(a)

Multi-Line Insurance—0.0% *
Horace Mann Educators Corp.	16,234	694,815

Multi-Utilities—0.1%
Avista Corp.	21,938	877,301
Office REITs—0.5%
Brandywine Realty Trust	58,208	961,014
Corporate Office Properties Trust	24,437	762,923
Cousins Properties Inc.	606,390	5,160,379
		6,884,316

Office Services & Supplies—1.0%
Herman Miller Inc.	133,535	4,566,897
HNI Corp.	21,139	1,182,093

Steelcase Inc., Class A	54,666	978,521
West Corp.	326,518	8,084,586
		14,812,097

Oil & Gas Drilling—0.1%
Nabors Industries Ltd.	95,975	1,573,990

Oil & Gas Equipment & Services—1.4%
Dril-Quip Inc.	31,943	1,918,177	(a)
Forum Energy Technologies Inc.	428,670	9,430,740	(a)
Hornbeck Offshore Services Inc.	69,077	498,736	(a)
Natural Gas Services Group Inc.	28,040	901,486	(a)
Oil States International Inc.	161,985	6,317,415	(a)
TETRA Technologies Inc.	135,194	678,674	(a)
		19,745,228

Oil & Gas Exploration & Production—1.5%
Carrizo Oil & Gas Inc.	90,615	3,384,470	(a)
Denbury Resources Inc.	693,672	2,552,713	(a)
Newfield Exploration Co.	232,153	9,402,197	(a)
Rice Energy Inc.	17,863	381,375	(a)
SM Energy Co.	158,610	5,468,873
		21,189,628

Oil & Gas Refining & Marketing—0.1%
Western Refining Inc.	42,152	1,595,453

Packaged Foods & Meats—3.5%
AdvancePierre Foods Holdings Inc.	165,000	4,913,700
Amplify Snack Brands Inc.	155,000	1,365,550	(a)
B&G Foods Inc.	165,000	7,227,000
Cal-Maine Foods Inc.	17,516	773,769
J&J Snack Foods Corp.	24,013	3,204,055
Sanderson Farms Inc.	107,256	10,107,805
Snyder’s-Lance Inc.	281,800	10,804,212
TreeHouse Foods Inc.	161,500	11,658,685	(a)
		50,054,776

Paper Packaging—0.3%
Packaging Corporation of America	52,799	4,478,411

Paper Products—0.1%
Neenah Paper Inc.	19,694	1,677,929

Personal Products—0.1%
Natural Health Trends Corp.	29,300	728,105

Pharmaceuticals—0.5%
Amphastar Pharmaceuticals Inc.	37,500	690,750	(a)
Aratana Therapeutics Inc.	61,800	443,724	(a)
Corcept Therapeutics Inc.	158,100	1,147,806	(a)
Heska Corp.	13,300	952,280	(a)
Horizon Pharma PLC	30,900	499,962	(a)
Impax Laboratories Inc.	45,100	597,575	(a)
Innoviva Inc.	65,900	705,130	(a)
Intersect ENT Inc.	42,600	515,460	(a)
Pernix Therapeutics Holdings Inc.	223,710	433,998	(a)
Phibro Animal Health Corp., Class A	13,847	405,717
Sucampo Pharmaceuticals Inc., Class A	32,000	433,600	(a)
		6,826,002

Property & Casualty Insurance—2.9%
Allied World Assurance Company Holdings AG	289,000	15,522,190
AMERISAFE Inc.	87,410	5,450,013

Argo Group International Holdings Ltd.	145,424	9,583,442
RLI Corp.	58,848	3,715,074
The Navigators Group Inc.	57,000	6,711,750
		40,982,469

Publishing—1.2%
John Wiley & Sons Inc., Class A	314,493	17,139,869

Railroads—0.5%
Genesee & Wyoming Inc., Class A	108,504	7,531,263	(a)

Real Estate Services—0.1%
Altisource Portfolio Solutions S.A.	27,800	739,202	(a)
Marcus & Millichap Inc.	16,449	439,517	(a)
		1,178,719

Regional Banks—9.7%
1st Source Corp.	14,715	657,172
Bank of the Ozarks Inc.	29,322	1,542,044
BankUnited Inc.	39,365	1,483,667
Banner Corp.	21,079	1,176,419
Bryn Mawr Bank Corp.	106,000	4,467,900
Camden National Corp.	23,659	1,051,643
Capital Bank Financial Corp., Class A	29,024	1,139,192
Cascade Bancorp	53,089	431,083	(a)
Columbia Banking System Inc.	25,376	1,133,800
Community Bank System Inc.	85,000	5,252,150
Cullen/Frost Bankers Inc.	45,612	4,024,347
CVB Financial Corp.	289,000	6,626,770
Enterprise Financial Services Corp.	24,158	1,038,794
FCB Financial Holdings Inc., Class A	36,772	1,754,024	(a)
Fidelity Southern Corp.	33,710	797,916
First Financial Bankshares Inc.	95,000	4,294,000
Fulton Financial Corp.	390,454	7,340,535
German American Bancorp Inc.	47,000	2,472,670
Great Southern Bancorp Inc.	19,701	1,076,660
Home BancShares Inc.	56,080	1,557,342
Hope Bancorp Inc.	55,079	1,205,679
IBERIABANK Corp.	89,175	7,468,406
Independent Bank Corp.	72,000	5,072,400
Lakeland Financial Corp.	13,512	639,928
LegacyTexas Financial Group Inc.	59,002	2,540,626
PacWest Bancorp	27,734	1,509,839
Pinnacle Financial Partners Inc.	18,801	1,302,909
Prosperity Bancshares Inc.	166,104	11,922,945
Renasant Corp.	256,687	10,837,325
South State Corp.	7,902	690,635
Southwest Bancorp Inc.	34,743	1,007,547
Stock Yards Bancorp Inc.	86,600	4,065,870
SVB Financial Group	50,382	8,648,574	(a)
Texas Capital Bancshares Inc.	3,918	307,171	(a)
UMB Financial Corp.	104,000	8,020,480
Umpqua Holdings Corp.	83,754	1,572,900
United Community Banks Inc.	72,375	2,143,748
Washington Trust Bancorp Inc.	96,000	5,380,800
Westamerica Bancorporation	87,677	5,517,514
Western Alliance Bancorp	116,095	5,654,987	(a)
Wintrust Financial Corp.	27,025	1,961,204
		136,789,615

Reinsurance—1.1%
Endurance Specialty Holdings Ltd.	154,000	14,229,600
Maiden Holdings Ltd.	79,816	1,392,789
		15,622,389

Research & Consulting Services—0.4%
Resources Connection Inc.	277,707	5,345,860

Residential REITs—0.6%
Education Realty Trust Inc.	191,764	8,111,617

Restaurants—1.2%
Buffalo Wild Wings Inc.	35,500	5,481,200	(a)
Cracker Barrel Old Country Store Inc.	20,845	3,480,698
El Pollo Loco Holdings Inc.	152,000	1,869,600	(a)
Ruth’s Hospitality Group Inc.	3,072	56,218
Texas Roadhouse Inc.	137,872	6,650,945
		17,538,661

Retail REITs—0.1%
Retail Opportunity Investments Corp.	71,159	1,503,590

Security & Alarm Services—0.7%
The Brink’s Co.	236,310	9,747,788

Semiconductor Equipment—0.4%
Advanced Energy Industries Inc.	24,500	1,341,375	(a)
Brooks Automation Inc.	42,429	724,263
Rudolph Technologies Inc.	156,167	3,646,500	(a)
		5,712,138

Semiconductors—1.5%
CEVA Inc.	32,100	1,076,955	(a)
Cirrus Logic Inc.	14,500	819,830	(a)
Exar Corp.	96,388	1,039,063	(a)
GigPeak Inc.	305,577	770,054	(a)
Lattice Semiconductor Corp.	83,598	615,281	(a)
MaxLinear Inc., Class A	37,593	819,527	(a)
Microsemi Corp.	138,329	7,465,616	(a)
NeoPhotonics Corp.	61,967	669,863	(a)
Semtech Corp.	253,223	7,989,186	(a)
		21,265,375

Specialized Finance—0.0% *
NewStar Financial Inc.	35,992	332,926	(a)

Specialized REITs—0.6%
CoreSite Realty Corp.	70,606	5,603,998
DuPont Fabros Technology Inc.	19,710	865,860
National Storage Affiliates Trust	43,136	952,012
Potlatch Corp.	40,299	1,678,453
		9,100,323

Specialty Chemicals—3.4%
Balchem Corp.	79,324	6,656,870
Chase Corp.	14,700	1,228,185
GCP Applied Technologies Inc.	30,630	819,352	(a)
HB Fuller Co.	159,586	7,709,600
Innospec Inc.	99,000	6,781,500
KMG Chemicals Inc.	32,760	1,274,036
PolyOne Corp.	198,109	6,347,412

Quaker Chemical Corp.	56,167	7,186,006
Rayonier Advanced Materials Inc.	51,823	801,184
Sensient Technologies Corp.	113,453	8,915,137
		47,719,282

Specialty Stores—0.2%
Hibbett Sports Inc.	85,000	3,170,500	(a)

Steel—0.5%
Commercial Metals Co.	186,870	4,070,028
Ryerson Holding Corp.	101,746	1,358,309	(a)
Worthington Industries Inc.	23,556	1,117,497
		6,545,834

Systems Software—1.2%
A10 Networks Inc.	108,251	899,566	(a)
Barracuda Networks Inc.	33,477	717,412	(a)
CommVault Systems Inc.	88,900	4,569,460	(a)
Gigamon Inc.	42,611	1,940,931	(a)
Qualys Inc.	232,900	7,371,285	(a)
TiVo Corp.	40,300	842,270	(a)
		16,340,924

Technology Distributors—0.1%
Insight Enterprises Inc.	14,822	599,402	(a)
ScanSource Inc.	15,350	619,372	(a)
		1,218,774

Technology Hardware, Storage & Peripherals—0.8%
Diebold Nixdorf Inc.	364,116	9,157,517
Super Micro Computer Inc.	53,518	1,501,180	(a)
		10,658,697

Thrifts & Mortgage Finance—0.3%
Essent Group Ltd.	31,739	1,027,391	(a)
EverBank Financial Corp.	40,531	788,328
HomeStreet Inc.	57,341	1,811,976	(a)
Washington Federal Inc.	25,342	870,498
		4,498,193

Tires & Rubber—0.1%
Cooper Tire & Rubber Co.	39,093	1,518,763

Trading Companies & Distributors—1.0%
Applied Industrial Technologies Inc.	193,565	11,497,761
Beacon Roofing Supply Inc.	10,526	484,933	(a)
GMS Inc.	28,386	831,142	(a)
Lawson Products Inc.	42,200	1,004,360	(a)
Neff Corp., Class A	72,933	1,028,355	(a)
		14,846,551

Trucking—0.9%
Heartland Express Inc.	52,520	1,069,307
Landstar System Inc.	35,500	3,028,150
Old Dominion Freight Line Inc.	75,479	6,475,343	(a)
Saia Inc.	35,891	1,584,588	(a)
YRC Worldwide Inc.	70,200	932,256	(a)
		13,089,644

Total Common Stock
(Cost $1,018,676,690)		1,341,433,905

Short-Term Investments—5.2%
State Street Institutional U.S. Government Money Market Fund—Class G Shares
0.46%
(Cost $73,062,537)	73,062,537	73,062,537	(d,m,n)

Total Investments
(Cost $1,091,739,227)		1,414,496,442

Other Assets and Liabilities, net—0.1%		1,846,340

NET ASSETS—100.0%		$1,416,342,782

Other Information:

The Fund had the following long futures contracts open at December 31, 2016:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Depreciation
Russell 2000 Mini Index Futures	March 2017	430	$29,173,350	$(386,704)

International Equity Fund

Schedule of Investments—December 31, 2016 (Unaudited)

Common Stock—98.2% †	Number of Shares	Fair Value
Australia—1.4%
Insurance Australia Group Ltd.	3,853,035	$16,711,993

Belgium—1.7%
Anheuser-Busch InBev S.A.	193,102	20,479,454

Canada—3.5%
Brookfield Asset Management Inc., Class A	174,693	5,770,776
Cenovus Energy Inc.	1,191,601	18,037,732
Seven Generations Energy Ltd., Class A	759,757	17,738,333	(a)
		41,546,841

France—12.5%
Airbus Group SE	205,723	13,635,421
AXA S.A.	731,313	18,500,886
BNP Paribas S.A.	576,035	36,788,539
Sanofi	237,718	19,281,372
Schneider Electric SE	265,932	18,543,311
Technip S.A.	136,799	9,784,219
Vivendi S.A.	1,107,407	21,088,917
Zodiac Aerospace	517,713	11,912,250
		149,534,915

Germany—9.7%
Bayer AG	170,810	17,859,443
Continental AG	83,737	16,224,677
Fresenius SE & Company KGaA	209,640	16,420,206
HeidelbergCement AG	201,899	18,874,021
KION Group AG	177,387	9,890,050
Linde AG	50,964	8,391,043
SAP SE	216,679	18,925,577
Zalando SE	239,584	9,170,527	(a,b)
		115,755,544

Hong Kong—1.8%
AIA Group Ltd.	3,760,002	21,217,194

India—2.8%
ICICI Bank Ltd.	4,781,956	17,970,206
Power Grid Corporation of India Ltd.	5,601,136	15,143,781
		33,113,987

Ireland—1.1%
Kerry Group PLC, Class A	180,371	12,917,724

Italy—1.3%
Intesa Sanpaolo S.p.A.	6,197,547	15,858,428

Japan—25.6%
Astellas Pharma Inc.	781,800	10,882,259
East Japan Railway Co.	98,100	8,494,963
FANUC Corp.	138,349	23,503,969
Fuji Heavy Industries Ltd.	417,500	17,081,579
Kao Corp.	505,300	24,005,378
Keyence Corp.	35,259	24,244,625
Komatsu Ltd.	889,900	20,199,856
Mitsubishi Estate Company Ltd.	927,724	18,513,119

Mitsubishi UFJ Financial Group Inc.	2,351,000	14,516,999
Mitsui Fudosan Company Ltd.	892,825	20,706,406
Murata Manufacturing Company Ltd.	103,279	13,857,902
Nidec Corp.	243,874	21,086,889
Secom Company Ltd.	261,200	19,142,947
Sekisui House Ltd.	1,095,100	18,266,533
Shimano Inc.	104,500	16,431,860
SoftBank Group Corp.	316,001	21,037,834
Tokio Marine Holdings Inc.	114,346	4,701,877
Toyota Motor Corp.	139,981	8,254,720
		304,929,715

Mexico—0.4%
Grupo Financiero Banorte SAB de C.V., Class O	1,067,377	5,289,867

Netherlands—5.3%
ASML Holding N.V.	249,638	28,081,550
ING Groep N.V.	1,237,394	17,449,739
NXP Semiconductors N.V.	179,811	17,623,276	(a)
		63,154,565

Norway—1.8%
Statoil ASA	1,197,230	22,031,580

South Africa—1.5%
Naspers Ltd., Class N	123,643	18,210,466

South Korea—1.4%
KEPCO Plant Service & Engineering Company Ltd.	58,415	2,621,372
Samsung Electronics Company Ltd.	9,067	13,527,682
		16,149,054

Spain—2.1%
Banco Bilbao Vizcaya Argentaria S.A.	2,906,222	19,661,075
Iberdrola S.A.	885,890	5,825,002
		25,486,077

Sweden—4.6%
Assa Abloy AB, Class B	906,000	16,864,210
Hexagon AB, Class B	381,513	13,669,560
Svenska Cellulosa AB SCA, Class B	275,679	7,807,961
Telefonaktiebolaget LM Ericsson, Class B	2,749,013	16,189,177
		54,530,908

Switzerland—6.6%
Geberit AG	33,809	13,578,820
Givaudan S.A.	8,908	16,354,925
Nestle S.A.	292,874	21,050,274
Roche Holding AG	119,123	27,262,271
		78,246,290

Taiwan—1.7%
Taiwan Semiconductor Manufacturing Company Ltd.	3,494,548	19,679,806

United Kingdom—11.4%
Barclays PLC	4,902,843	13,537,038
BHP Billiton PLC	1,325,332	21,395,842
Johnson Matthey PLC	248,652	9,776,590
Prudential PLC	631,324	12,696,049
Shire PLC	437,319	25,311,071
Smith & Nephew PLC	1,186,937	17,907,651

Vodafone Group PLC	8,777,093	21,674,553
WPP PLC	634,416	14,235,911
		136,534,705

Total Common Stock
(Cost $1,142,178,929)		1,171,379,113

Short-Term Investments—1.6%
State Street Institutional U.S. Government Money Market Fund—Class G Shares
0.46%
(Cost $19,808,104)	19,808,104	19,808,104	(d,m,n)

Total Investments
(Cost $1,161,987,033)		1,191,187,217

Other Assets and Liabilities, net—0.2%		2,098,147

NET ASSETS—100.0%		$1,193,285,364

Other Information:

The Fund had the following long futures contracts open at December 31, 2016:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Depreciation
MSCI EAFE Mini Index Futures	March 2017	52	$4,356,560	$(9,204)

The Fund was invested in the following sectors at December 31, 2016 (unaudited):

Sector	Percentage (based on Fair Value)
Diversified Banks	11.84%
Pharmaceuticals	6.32%
Wireless Telecommunication Services	3.59%
Integrated Oil & Gas	3.36%
Electrical Components & Equipment	3.33%
Diversified Real Estate Activities	3.29%
Electronic Equipment & Instruments	3.18%
Semiconductors	3.13%
Packaged Foods & Meats	2.85%
Life & Health Insurance	2.85%
Building Products	2.56%
Construction Machinery & Heavy Trucks	2.53%
Semiconductor Equipment	2.36%
Specialty Chemicals	2.19%
Aerospace & Defense	2.14%
Automobile Manufacturers	2.13%
Biotechnology	2.13%
Personal Products	2.02%
Industrial Machinery	1.97%
Property & Casualty Insurance	1.80%
Diversified Metals & Mining	1.80%
Movies & Entertainment	1.77%
Electric Utilities	1.76%
Brewers	1.72%
Security & Alarm Services	1.61%
Application Software	1.59%
Construction Materials	1.58%
Multi-Line Insurance	1.55%
Home Building	1.53%

Cable & Satellite	1.53%
Healthcare Equipment	1.50%
Oil & Gas Exploration & Production	1.49%
Leisure Products	1.38%
Healthcare Services	1.38%
Auto Parts & Equipment	1.36%
Communications Equipment	1.36%
Advertising	1.20%
Electronic Components	1.16%
Technology Hardware, Storage & Peripherals	1.14%
Oil & Gas Equipment & Services	0.82%
Internet & Direct Marketing Retail	0.77%
Railroads	0.71%
Industrial Gases	0.70%
Household Products	0.66%
Asset Management & Custody Banks	0.48%
Diversified Support Services	0.22%

98.34%

Short-Term Investments
Short-Term Investments	1.66%

1.66%

100.00%

Strategic Investment Fund

Schedule of Investments—December 31, 2016 (Unaudited)

Domestic Equity—33.6% †	Number of Shares	Fair Value
Common Stock—33.6%
Aerospace & Defense—0.8%
General Dynamics Corp.	20,761	$3,584,594
Hexcel Corp.	40,294	2,072,724
		5,657,318

Agricultural Products—0.2%
Archer-Daniels-Midland Co.	26,003	1,187,037

Airlines—0.5%
Delta Air Lines Inc.	80,669	3,968,108

Apparel, Accessories & Luxury Goods—0.3%
Ralph Lauren Corp.	8,620	778,558
VF Corp.	21,407	1,142,064
		1,920,622

Application Software—0.4%
Intuit Inc.	16,819	1,927,625
salesforce.com Inc.	19,969	1,367,078	(a)
		3,294,703

Asset Management & Custody Banks—0.5%
Ameriprise Financial Inc.	24,694	2,739,552
Invesco Ltd.	34,487	1,046,336
		3,785,888

Automotive Retail—0.2%
Advance Auto Parts Inc.	8,807	1,489,440

Biotechnology—1.7%
Alexion Pharmaceuticals Inc.	15,137	1,852,012	(a)
Amgen Inc.	32,158	4,701,821
Gilead Sciences Inc.	72,860	5,217,504
Vertex Pharmaceuticals Inc.	11,983	882,788	(a)
		12,654,125

Cable & Satellite—1.8%
Charter Communications Inc., Class A	18,291	5,266,345	(a)
Comcast Corp., Class A	58,045	4,008,007
Liberty Global PLC, Class C	89,349	2,653,666	(a)
Sirius XM Holdings Inc.	336,374	1,496,864
		13,424,882

Communications Equipment—0.7%
Cisco Systems Inc.	178,877	5,405,663

Consumer Finance—0.7%
Discover Financial Services	70,954	5,115,074

Data Processing & Outsourced Services—0.7%
PayPal Holdings Inc.	43,098	1,701,078	(a)
Visa Inc., Class A	47,303	3,690,580
		5,391,658

Diversified Banks—3.0%
Bank of America Corp.	243,338	5,377,770
Citigroup Inc.	108,290	6,435,674

JPMorgan Chase & Co.	29,679	2,561,001
Wells Fargo & Co.	136,725	7,534,915
		21,909,360

Drug Retail—0.0% *
CVS Health Corp.	4,447	350,913

Electric Utilities—0.3%
Exelon Corp.	15,080	535,189
NextEra Energy Inc.	14,880	1,777,565
		2,312,754

Financial Exchanges & Data—0.9%
CME Group Inc.	30,904	3,564,776
S&P Global Inc.	26,279	2,826,044
		6,390,820

General Merchandise Stores—0.2%
Dollar General Corp.	21,565	1,597,319

Gold—0.1%
Newmont Mining Corp.	28,714	978,286

Healthcare Equipment—0.8%
Abbott Laboratories	35,740	1,372,773
Boston Scientific Corp.	152,528	3,299,181	(a)
Stryker Corp.	8,906	1,067,028
		5,738,982

Healthcare Supplies—0.2%
The Cooper Companies Inc.	8,620	1,507,897

Home Improvement Retail—0.4%
Lowe’s Companies Inc.	46,406	3,300,395

Housewares & Specialties—0.4%
Newell Brands Inc.	69,895	3,120,812

Hypermarkets & Super Centers—0.2%
Wal-Mart Stores Inc.	19,972	1,380,465

Independent Power Producers & Energy Traders—0.1%
Calpine Corp.	84,591	966,875	(a)

Industrial Conglomerates—0.2%
Honeywell International Inc.	11,889	1,377,341

Industrial Gases—0.1%
Air Products & Chemicals Inc.	6,743	969,778

Industrial Machinery—0.6%
Ingersoll-Rand PLC	56,941	4,272,853

Integrated Oil & Gas—1.6%
Chevron Corp.	37,478	4,411,161
Exxon Mobil Corp.	52,744	4,760,673
Occidental Petroleum Corp.	41,300	2,941,799
		12,113,633

Internet & Direct Marketing Retail—0.5%
Amazon.com Inc.	4,836	3,626,371	(a)

Internet Software & Services—1.5%
Alphabet Inc., Class A	4,747	3,761,760	(a)
Alphabet Inc., Class C	5,256	4,056,686	(a)
Facebook Inc., Class A	26,279	3,023,399	(a)
		10,841,845

Investment Banking & Brokerage—0.8%
Morgan Stanley	56,538	2,388,731
The Charles Schwab Corp.	94,605	3,734,059
		6,122,790

Life & Health Insurance—0.2%
Prudential Financial Inc.	13,664	1,421,876

Movies & Entertainment—0.3%
The Walt Disney Co.	21,444	2,234,894

Multi-Line Insurance—0.4%
American International Group Inc.	17,870	1,167,089
The Hartford Financial Services Group Inc.	36,035	1,717,068
		2,884,157

Multi-Utilities—0.5%
Sempra Energy	36,439	3,667,221

Oil & Gas Equipment & Services—0.4%
Schlumberger Ltd.	33,370	2,801,411

Oil & Gas Exploration & Production—1.3%
Concho Resources Inc.	4,482	594,313	(a)
ConocoPhillips	62,116	3,114,496
Hess Corp.	47,967	2,987,865
Noble Energy Inc.	77,823	2,961,943

		9,658,617

Packaged Foods & Meats—0.5%
Mondelez International Inc., Class A	79,669	3,531,727

Paper Packaging—0.1%
Packaging Corporation of America	5,675	481,353

Pharmaceuticals—3.0%
Allergan PLC	36,675	7,702,117	(a)
Johnson & Johnson	49,185	5,666,604
Merck & Company Inc.	85,672	5,043,510
Pfizer Inc.	105,369	3,422,385
		21,834,616

Research & Consulting Services—0.3%
Nielsen Holdings PLC	58,490	2,453,655

Semiconductor Equipment—0.7%
Applied Materials Inc.	148,448	4,790,417

Semiconductors—0.9%
QUALCOMM Inc.	99,300	6,474,360

Soft Drinks—0.8%
PepsiCo Inc.	53,411	5,588,393

Specialized REITs—0.6%
American Tower Corp.	42,459	4,487,067

Specialty Chemicals—0.0% *
PPG Industries Inc.	3,441	326,069

Systems Software—0.9%
Microsoft Corp.	68,325	4,245,715
Oracle Corp.	55,013	2,115,250
		6,360,965

Technology Hardware, Storage & Peripherals—1.8%
Apple Inc.	67,076	7,768,742
Hewlett Packard Enterprise Co.	59,917	1,386,480
Western Digital Corp.	64,637	4,392,084
		13,547,306

Trading Companies & Distributors—0.5%
United Rentals Inc.	36,803	3,885,661	(a)

Total Common Stock
(Cost $206,975,214)		248,603,772

Preferred Stock—0.0% *

Diversified Banks—0.0% *
Wells Fargo & Co. 3.09% + 3 month USD LIBOR	9,802	247,402	(h)

Total Preferred Stock
(Cost $245,050)		247,402

Total Domestic Equity
(Cost $207,220,264)		248,851,174

Foreign Equity—21.7%

Common Stock—21.6%

Advertising—0.2%
WPP PLC	74,282	1,666,843

Aerospace & Defense—0.4%
Airbus Group SE	24,088	1,596,564
Zodiac Aerospace	60,618	1,394,782

		2,991,346

Application Software—0.3%
SAP SE	25,370	2,215,913

Asset Management & Custody Banks—0.1%
Brookfield Asset Management Inc., Class A	20,454	675,673
Noah Holdings Ltd. ADR	1,347	29,540	(a)
		705,213

Auto Parts & Equipment—0.6%
Continental AG	9,804	1,899,599
Delphi Automotive PLC	40,900	2,754,615
Superalloy Industrial Company Ltd.	14,385	79,448
		4,733,662

Automobile Manufacturers—0.4%
Fuji Heavy Industries Ltd.	48,800	1,996,601
Great Wall Motor Company Ltd., Class H	34,000	31,750
Mahindra & Mahindra Ltd.	5,029	87,406
Toyota Motor Corp.	16,380	965,933
		3,081,690

Biotechnology—0.4%
Shire PLC	50,704	2,934,637

Brewers—0.3%
AMBEV S.A. ADR	9,033	44,352
Anheuser-Busch InBev S.A.	22,610	2,397,906
		2,442,258

Broadcasting—0.0% *
Media Nusantara Citra Tbk PT	259,500	33,804

Building Products—0.5%
Allegion PLC	689	44,096
Assa Abloy AB, Class B	106,081	1,974,583
Geberit AG	3,959	1,590,066
		3,608,745

Cable & Satellite—0.3%
Naspers Ltd., Class N	16,258	2,394,521

Communications Equipment—0.3%
Telefonaktiebolaget LM Ericsson, Class B	321,875	1,895,550

Construction & Engineering—0.0% *
Hyundai Engineering & Construction Company Ltd.	1,568	55,564

Construction Machinery & Heavy Trucks—0.5%
Iochpe-Maxion S.A.	7,072	25,336
KION Group AG	20,770	1,158,012
Komatsu Ltd.	104,500	2,372,047
		3,555,395

Construction Materials—0.3%
Cemex SAB de C.V. ADR	23,628	189,733	(a)
HeidelbergCement AG	23,640	2,209,926
		2,399,659

Department Stores—0.0% *
Matahari Department Store Tbk PT	129,276	145,132
SACI Falabella	3,855	30,614
Woolworths Holdings Ltd.	10,954	56,889
		232,635

Diversified Banks—2.5%
Banco Bilbao Vizcaya Argentaria S.A.	340,289	2,302,112
Bank Negara Indonesia Persero Tbk PT	257,800	105,722
Barclays PLC	574,064	1,585,024
BNP Paribas S.A.	66,747	4,262,805
China Construction Bank Corp., Class H	455,000	350,354
CTBC Financial Holding Company Ltd.	222,296	121,739
Grupo Financiero Banorte SAB de C.V., Class O	146,140	724,263
ICICI Bank Ltd.	613,542	2,305,641
Industrial & Commercial Bank of China Ltd., Class H	311,203	186,646
ING Groep N.V.	144,883	2,043,141
Intesa Sanpaolo S.p.A.	725,655	1,856,823
Kasikornbank PCL	18,700	92,689
Malayan Banking Bhd	62,288	113,857
Metropolitan Bank & Trust Co.	95,404	139,328
Mitsubishi UFJ Financial Group Inc.	275,300	1,699,928
OTP Bank PLC	3,049	87,462
Qatar National Bank SAQ	1,806	80,792
Sberbank of Russia PJSC ADR	18,011	208,477
Shinhan Financial Group Company Ltd.	3,616	135,473
		18,402,276

Diversified Chemicals—0.0% *
Sasol Ltd.	2,643	77,096

Diversified Metals & Mining—0.4%
BHP Billiton PLC	155,183	2,505,237
Korea Zinc Company Ltd.	369	145,119
		2,650,356

Diversified Real Estate Activities—0.6%
Mitsubishi Estate Company Ltd.	108,588	2,166,919
Mitsui Fudosan Company Ltd.	102,799	2,384,115
		4,551,034

Diversified Support Services—0.1%
KEPCO Plant Service & Engineering Company Ltd.	9,899	444,217

Education Services—0.0% *
New Oriental Education & Technology Group Inc. ADR	1,335	56,204	(a)

Electric Utilities—0.4%
Iberdrola S.A.	103,727	682,038
Power Grid Corporation of India Ltd.	734,723	1,986,469
		2,668,507

Electrical Components & Equipment—0.6%
Nidec Corp.	28,600	2,472,937
Schneider Electric SE	31,137	2,171,168
		4,644,105

Electronic Components—0.3%
Largan Precision Company Ltd.	2,306	271,176
Murata Manufacturing Company Ltd.	12,099	1,623,435
		1,894,611

Electronic Equipment & Instruments—0.6%
Hexagon AB, Class B	44,671	1,600,556
Keyence Corp.	4,128	2,838,476
		4,439,032

Food Retail—0.0% *
Magnit PJSC GDR	4,285	189,183

Footwear—0.0% *
Anta Sports Products Ltd.	9,000	26,873

Healthcare Equipment—1.3%
i-SENS Inc.	1,927	46,907
Medtronic PLC	99,346	7,076,415
Smith & Nephew PLC	138,975	2,096,755
		9,220,077

Healthcare Services—0.3%
Fresenius SE & Company KGaA	24,546	1,922,583

Highways & Railtracks—0.0% *
CCR S.A.	23,848	116,943

Home Building—0.3%
Sekisui House Ltd.	128,300	2,140,075

Household Appliances—0.0% *
Techtronic Industries Company Ltd.	12,880	46,183

Household Products—0.1%
Svenska Cellulosa AB SCA, Class B	32,279	914,227

Hypermarkets & Super Centers—0.0% *
Puregold Price Club Inc.	54,600	42,834

Industrial Conglomerates—0.0% *
Fosun International Ltd.	31,500	44,610

Industrial Gases—0.1%
Linde AG	5,967	982,446

Industrial Machinery—0.4%
FANUC Corp.	16,200	2,752,201

Integrated Oil & Gas—0.7%
Cenovus Energy Inc.	139,522	2,111,999
China Petroleum & Chemical Corp., Class H	169,725	120,401
Statoil ASA	140,188	2,579,758
		4,812,158

Internet & Direct Marketing Retail—0.2%
Ctrip.com International Ltd. ADR	1,750	70,000	(a)
Zalando SE	28,052	1,073,743	(a,b)
		1,143,743

Internet Software & Services—0.3%
Alibaba Group Holding Ltd. ADR	12,615	1,107,723	(a)
Baidu Inc. ADR	692	113,772	(a)
NAVER Corp.	254	162,982
NetEase Inc. ADR	1,312	282,526
Tencent Holdings Ltd.	20,255	495,589
Yandex N.V., Class A	8,066	162,369	(a)
		2,324,961

IT Consulting & Other Services—0.0% *
HCL Technologies Ltd.	22,478	273,300

Leisure Products—0.3%
Shimano Inc.	12,200	1,918,361

Life & Health Insurance—0.6%
AIA Group Ltd.	466,120	2,630,253
China Life Insurance Company Ltd., Class H	19,000	49,502
Ping An Insurance Group Company of China Ltd., Class H	18,000	90,080
Prudential PLC	73,920	1,486,546
		4,256,381

Movies & Entertainment—0.3%
Vivendi S.A.	129,667	2,469,315

Multi-Line Insurance—0.3%
AXA S.A.	85,628	2,166,232

Oil & Gas Equipment & Services—0.2%
Technip S.A.	16,017	1,145,577

Oil & Gas Exploration & Production—0.3%
CNOOC Ltd.	79,000	98,837
Parex Resources Inc.	14,912	187,922	(a)
Seven Generations Energy Ltd., Class A	88,959	2,076,960	(a)
		2,363,719

Other Diversified Financial Services—0.0% *
FirstRand Ltd.	29,002	112,763

Packaged Foods & Meats—0.5%
Kerry Group PLC, Class A	21,119	1,512,491
Nestle S.A.	34,291	2,464,660
		3,977,151

Personal Products—0.4%
Kao Corp.	58,600	2,783,921
LG Household & Health Care Ltd.	55	39,025
		2,822,946

Pharmaceuticals—1.2%
Astellas Pharma Inc.	91,500	1,273,634
Bayer AG	20,000	2,091,147
CSPC Pharmaceutical Group Ltd.	62,095	66,314
Roche Holding AG	13,948	3,192,114
Sanofi	27,834	2,257,623
Sino Biopharmaceutical Ltd.	55,000	38,733
		8,919,565

Property & Casualty Insurance—0.6%
Chubb Ltd.	13,141	1,736,189
Insurance Australia Group Ltd.	451,142	1,956,765
PICC Property & Casualty Company Ltd., Class H	38,000	59,207
Tokio Marine Holdings Inc.	13,400	551,004
		4,303,165

Railroads—0.1%
East Japan Railway Co.	11,500	995,842

Real Estate Development—0.0% *
Bumi Serpong Damai Tbk PT	263,400	34,312

Security & Alarm Services—0.3%
Secom Company Ltd.	30,600	2,242,627

Semiconductor Equipment—0.4%
ASML Holding N.V.	29,230	3,288,056

Semiconductors—0.9%
MediaTek Inc.	10,000	67,176
NXP Semiconductors N.V.	35,890	3,517,579	(a)
Taiwan Semiconductor Manufacturing Company Ltd.	491,876	2,770,036
		6,354,791

Soft Drinks—0.0% *
Coca-Cola Icecek AS	3,691	34,732

Specialty Chemicals—0.4%
Givaudan S.A.	1,043	1,914,929
Johnson Matthey PLC	29,114	1,144,715
		3,059,644

Technology Hardware, Storage & Peripherals—0.3%
Samsung Electronics Company Ltd.	1,421	2,120,088

Thrifts & Mortgage Finance—0.0% *
Housing Development Finance Corporation Ltd.	11,456	212,916

Wireless Telecommunication Services—0.7%
China Mobile Ltd.	18,290	193,913
SK Telecom Company Ltd.	197	36,536
SoftBank Group Corp.	37,000	2,463,283
Vodafone Group PLC	1,027,688	2,537,819
		5,231,551

Total Common Stock
(Cost $156,842,205)		159,757,004

Preferred Stock—0.1%

Diversified Banks—0.1%
Itau Unibanco Holding S.A.	21,712	225,812

Integrated Oil & Gas—0.0% *
Petroleo Brasileiro S.A.	34,816	159,067	(a)

Steel—0.0% *
Vale S.A.		16,212	116,259

Total Preferred Stock
(Cost $353,104)			501,138

Total Foreign Equity
(Cost $157,195,309)			160,258,142

		Principal Amount	Fair Value
Bonds and Notes—32.6%

U.S. Treasuries—7.3%
U.S. Treasury Bond
2.88%	11/15/46	$6,743,000	6,494,149
U.S. Treasury Notes
0.75%	09/30/18	5,091,600	5,056,325	(m)
0.88%	10/15/18 - 06/15/19	11,648,900	11,552,869	(m)
1.00%	10/15/19	170,000	168,104	(m)
1.25%	10/31/21	13,034,300	12,626,626	(m)
1.38%	08/31/23 - 09/30/23	10,999,900	10,408,187	(m)
2.00%	11/15/26	2,396,000	2,301,574	(m)
2.13%	11/30/23	5,628,400	5,584,166	(m)
			54,192,000

Agency Mortgage Backed—9.2%
Federal Home Loan Mortgage Corp.
4.50%	06/01/33 - 02/01/35	3,829	4,122
5.00%	07/01/35 - 06/01/41	566,303	629,602
5.50%	05/01/20 - 04/01/39	114,938	131,201
6.00%	04/01/17 - 11/01/37	153,301	176,606
6.50%	06/01/29	872	985
7.00%	08/01/23 - 08/01/36	125,112	132,935
7.50%	09/01/33	431	454
8.00%	04/01/30 - 11/01/30	550	622
9.00%	06/01/21	34	35
Federal National Mortgage Assoc.
3.00%	02/01/43 - 10/01/46	9,517,436	9,500,088	(m)
3.50%	11/01/42 - 08/01/45	4,418,902	4,536,544	(m)
4.00%	05/01/19 - 12/01/41	779,986	822,445
4.00%	01/01/41 - 03/01/44	3,472,139	3,669,381	(m)
4.50%	05/01/18 - 01/01/41	4,123,594	4,441,477
5.00%	07/01/20 - 06/01/41	886,908	985,093
5.50%	06/01/20 - 01/01/39	822,391	918,984
6.00%	02/01/20 - 08/01/35	493,843	567,497
6.00%	05/01/41	678,130	775,119	(m)
6.50%	08/01/17 - 08/01/34	104,154	117,331
7.00%	04/01/17 - 12/01/33	934	982
7.50%	12/01/23 - 12/01/33	4,448	4,853
8.00%	11/01/25 - 01/01/33	704	771
9.00%	12/01/17 - 12/01/22	374	405
Federal National Mortgage Assoc. 1.60% + 12 month USD LIBOR
2.72%	04/01/37	695	711	(h)
Federal National Mortgage Assoc. TBA
2.50%	01/01/32	4,707,294	4,712,472	(c)
3.00%	01/01/32	1,955,471	2,005,922	(c)
3.50%	01/01/47	12,103,424	12,397,537	(c)
4.00%	01/01/47	4,500,000	4,728,600	(c)
Government National Mortgage Assoc.
3.50%	05/20/43	1,381,144	1,441,318
4.00%	01/20/41 - 04/20/43	1,595,168	1,706,020

4.50%	08/15/33 - 03/20/41	757,489	816,158
5.00%	08/15/33	10,552	11,599
6.00%	06/15/33 - 12/15/34	45,481	52,388
6.50%	04/15/28 - 06/15/34	11,549	13,191
7.00%	04/15/28 - 10/15/36	7,007	7,726
8.00%	06/15/30	32	32
8.50%	10/15/17	113	113
9.00%	11/15/17 - 12/15/21	125	138
3.00%	TBA	4,982,224	5,041,014	(c)
3.50%	TBA	7,473,336	7,763,301	(c)
5.00%	TBA	75,000	81,900	(c)
			68,197,672

Agency Collateralized Mortgage Obligations—0.4%
Collateralized Mortgage Obligation Trust
0.01%	11/01/18	8	8	(d,f)
Federal Home Loan Mortgage Corp.
0.08%	09/25/43	76,224	161	(h,g)
Federal Home Loan Mortgage Corp. REMIC
3.50%	11/15/24 - 11/15/30	431,153	35,287	(g)
5.50%	06/15/33	3,322	670	(g)
7.50%	07/15/27	1,352	223	(g)
8.00%	04/15/20	4	4
Federal Home Loan Mortgage Corp. REMIC 6.00%—1 month USD LIBOR
5.30%	08/15/43	1,366,307	284,415	(g,h)
Federal Home Loan Mortgage Corp. REMIC 6.10%—1 month USD LIBOR
5.40%	06/15/41 - 08/15/46	3,446,097	526,817	(g,h)
Federal Home Loan Mortgage Corp. REMIC 6.20%—1 month USD LIBOR
5.50%	10/15/42	1,018,582	198,222	(g,h)
Federal Home Loan Mortgage Corp. REMIC 6.60%—1 month USD LIBOR
5.90%	08/15/25	183,585	18,800	(g,h)
Federal Home Loan Mortgage Corp. STRIPS
1.47%	08/01/27	121	98	(d,f)
8.00%	02/01/23 - 07/01/24	458	82	(g)
Federal Home Loan Mortgage Corp. STRIPS 5.95%—1 month USD LIBOR
5.25%	08/15/43 - 03/15/44	2,385,537	481,246	(g,h)
Federal National Mortgage Assoc. REMIC
0.51%	12/25/22	123	91	(d,f)
1.22%	12/25/42	29,479	1,427	(g,h)
5.00%	02/25/40 - 09/25/40	194,139	21,622	(g)
Federal National Mortgage Assoc. REMIC 6.00%—1 month USD LIBOR
5.24%	07/25/38 - 08/25/42	3,898,336	784,751	(g,h)
Federal National Mortgage Assoc. REMIC 6.60%—1 month USD LIBOR
5.84%	10/25/43	947,065	219,923	(g,h)
Federal National Mortgage Assoc. STRIPS
4.50%	08/25/35 - 01/25/36	49,711	9,272	(g)
5.00%	03/25/38 - 05/25/38	27,406	5,266	(g)
5.50%	12/25/33	6,094	1,207	(g)
6.00%	01/25/35	28,065	5,684	(g)
7.50%	11/25/23	2,696	462	(g)
8.00%	08/25/23 - 07/25/24	920	185	(g)

8.50%	04/25/17 - 07/25/22	10	—	(**,g)
8.50%	07/25/22	75	10	(g)
9.00%	05/25/22	93	12	(g)
Government National Mortgage Assoc.
4.50%	10/20/37 - 08/16/39	226,391	14,550	(g)
5.00%	10/20/37 - 09/20/38	79,380	3,073	(g)
Government National Mortgage Assoc. 6.25%—1 month USD LIBOR
5.51%	02/20/40	1,096,317	185,251	(g,h)
Government National Mortgage Assoc. 6.80%—1 month USD LIBOR
6.09%	01/16/40	310,530	53,356	(g,h)
			2,852,175

Corporate Notes—13.3%
21st Century Fox America Inc.
3.38%	11/15/26	183,000	179,119	(b)
3.70%	10/15/25	84,000	84,908
4.75%	11/15/46	44,000	44,045	(b)
4.95%	10/15/45	34,000	34,875
6.65%	11/15/37	160,000	196,591
ABB Finance USA Inc.
1.63%	05/08/17	166,000	166,264
Abbott Laboratories
2.90%	11/30/21	365,000	364,133
3.75%	11/30/26	255,000	253,100
4.90%	11/30/46	110,000	112,677
AbbVie Inc.
2.00%	11/06/18	211,000	211,442
3.20%	05/14/26	255,000	242,261
4.45%	05/14/46	84,000	80,273
4.70%	05/14/45	70,000	68,548
ACCO Brands Corp.
5.25%	12/15/24	143,000	143,984	(b)
6.75%	04/30/20	339,000	355,950
Actavis Funding SCS
1.30%	06/15/17	399,000	398,777
3.00%	03/12/20	169,000	171,259
3.45%	03/15/22	236,000	239,307
3.80%	03/15/25	189,000	188,981
4.75%	03/15/45	36,000	35,275
Aetna Inc.
2.40%	06/15/21	184,000	183,003
3.20%	06/15/26	184,000	181,757
3.50%	11/15/24	210,000	212,797
Aflac Inc.
4.00%	10/15/46	120,000	114,114
Agrium Inc.
4.90%	06/01/43	147,000	146,179
Alibaba Group Holding Ltd.
4.50%	11/28/34	205,000	202,364
Altria Group Inc.
2.63%	09/16/26	112,000	105,898
2.95%	05/02/23	141,000	140,759
3.88%	09/16/46	60,000	55,257
4.50%	05/02/43	64,000	64,923
America Movil SAB de C.V.
3.13%	07/16/22	200,000	196,729
American Axle & Manufacturing Inc.
6.25%	03/15/21	187,000	193,078
6.63%	10/15/22	53,000	54,654

American Campus Communities Operating Partnership LP
3.35%	10/01/20	136,000	138,147
4.13%	07/01/24	103,000	105,484
American Electric Power Company Inc.
2.95%	12/15/22	270,000	271,410
American Express Co.
3.63%	12/05/24	169,000	169,491
American International Group Inc.
3.75%	07/10/25	297,000	298,532
4.50%	07/16/44	67,000	65,939
4.80%	07/10/45	108,000	111,879
American Tower Corp. (REIT)
3.38%	10/15/26	180,000	170,150
3.40%	02/15/19	515,000	526,113
AmeriGas Partners LP/AmeriGas Finance Corp.
5.63%	05/20/24	72,000	73,620
5.88%	08/20/26	108,000	109,620
Amgen Inc.
2.20%	05/22/19	305,000	307,279
4.40%	05/01/45	151,000	144,626
4.56%	06/15/48	127,000	122,592	(b)
Amkor Technology Inc.
6.63%	06/01/21	368,000	378,120
Anadarko Petroleum Corp.
4.85%	03/15/21	21,000	22,499
6.60%	03/15/46	22,000	27,086
Anheuser-Busch InBev Finance Inc.
2.65%	02/01/21	335,000	336,537
3.65%	02/01/26	554,000	561,550
4.90%	02/01/46	271,000	290,982
Anheuser-Busch InBev Worldwide Inc.
2.50%	07/15/22	453,000	445,357
Anthem Inc.
3.30%	01/15/23	185,000	184,496
Apache Corp.
5.10%	09/01/40	107,000	111,749
Apple Inc.
3.25%	02/23/26	168,000	167,848
3.45%	02/09/45	120,000	105,693
3.85%	08/04/46	145,000	138,633
4.65%	02/23/46	86,000	92,680
Aramark Services Inc.
5.13%	01/15/24	179,000	184,594	(b)
5.75%	03/15/20	85,000	86,806
Archer-Daniels-Midland Co.
2.50%	08/11/26	288,000	271,627
Ascension Health
4.85%	11/15/53	54,000	58,751
AstraZeneca PLC
2.38%	11/16/20	119,000	118,502
3.38%	11/16/25	169,000	167,600
4.38%	11/16/45	67,000	67,115
AT&T Inc.
2.45%	06/30/20	337,000	334,415
3.00%	06/30/22	292,000	286,323
3.40%	05/15/25	187,000	179,999
4.45%	04/01/24	262,000	272,820
4.50%	05/15/35	169,000	163,033
4.75%	05/15/46	37,000	34,988
4.80%	06/15/44	135,000	127,329

Bank of America Corp.
1.70%	08/25/17	849,000	850,108
2.50%	10/21/22	182,000	175,816
2.60%	01/15/19	293,000	295,401
2.63%	04/19/21	378,000	375,083
3.25%	10/21/27	620,000	590,944
3.95%	04/21/25	203,000	201,826
4.10%	07/24/23	163,000	170,091
4.18%	11/25/27	182,000	181,838
4.25%	10/22/26	181,000	182,925
Barrick Gold Corp.
4.10%	05/01/23	54,000	55,339
Barrick North America Finance LLC
5.70%	05/30/41	36,000	36,682
Baxalta Inc.
2.88%	06/23/20	178,000	177,852
Berkshire Hathaway Energy Co.
6.13%	04/01/36	624,000	778,125
Berry Plastics Corp.
5.13%	07/15/23	220,000	223,850
BHP Billiton Finance USA Ltd.
5.00%	09/30/43	60,000	66,890
Biogen Inc.
2.90%	09/15/20	66,000	66,792
BMW US Capital LLC
2.00%	04/11/21	255,000	250,039	(b)
2.80%	04/11/26	183,000	175,970	(b)
BP Capital Markets PLC
1.38%	05/10/18	291,000	290,060
3.12%	05/04/26	182,000	177,494
3.22%	11/28/23	182,000	183,606
Brixmor Operating Partnership LP
4.13%	06/15/26	109,000	108,516
Buckeye Partners LP
3.95%	12/01/26	109,000	106,181
5.60%	10/15/44	51,000	51,555
Burlington Northern Santa Fe LLC
3.65%	09/01/25	120,000	125,451
CalAtlantic Group Inc.
5.25%	06/01/26	215,000	209,625
Calpine Corp.
5.75%	01/15/25	205,000	197,825
5.88%	01/15/24	289,000	301,282	(b)
Capital One Financial Corp.
4.20%	10/29/25	337,000	337,672
Caterpillar Inc.
4.30%	05/15/44	112,000	115,905
Catholic Health Initiatives
2.60%	08/01/18	105,000	106,009
4.35%	11/01/42	82,000	72,706
CBL & Associates LP
5.95%	12/15/26	180,000	181,058
CBS Corp.
2.90%	01/15/27	180,000	166,708
CCO Holdings LLC/CCO Holdings Capital Corp.
5.88%	04/01/24	215,000	229,512	(b)
Celgene Corp.
3.88%	08/15/25	88,000	89,144
5.00%	08/15/45	205,000	212,741

CenturyLink Inc.
5.80%	03/15/22	269,000	274,953
Cequel Communications Holdings I LLC/Cequel Capital Corp.
5.13%	12/15/21	347,000	353,072	(b)
Charter Communications Operating LLC/Charter Communications Operating Capital
3.58%	07/23/20	253,000	257,940
4.91%	07/23/25	358,000	376,838
6.38%	10/23/35	34,000	38,768
6.48%	10/23/45	67,000	77,324
Chevron Corp.
3.19%	06/24/23	167,000	170,878
Chevron Phillips Chemical Company LLC/Chevron Phillips Chemical Company LP
3.40%	12/01/26	254,000	253,182	(b)
Chubb INA Holdings Inc.
2.30%	11/03/20	183,000	182,816
3.35%	05/03/26	146,000	147,675
4.35%	11/03/45	71,000	74,844
Cigna Corp.
3.25%	04/15/25	338,000	328,762
Cinemark USA Inc.
4.88%	06/01/23	155,000	156,938
Cisco Systems Inc.
2.50%	09/20/26	179,000	169,984
Citigroup Inc.
1.55%	08/14/17	346,000	346,231
1.75%	05/01/18	582,000	580,677
1.85%	11/24/17	160,000	160,293
2.05%	12/07/18	306,000	305,902
4.45%	09/29/27	100,000	101,667
4.65%	07/30/45	54,000	56,805
4.75%	05/18/46	180,000	179,856
CMS Energy Corp.
4.88%	03/01/44	171,000	182,972
CNA Financial Corp.
5.88%	08/15/20	206,000	227,407
CNH Industrial N.V.
4.50%	08/15/23	215,000	212,312
CNOOC Nexen Finance 2014 ULC
4.25%	04/30/24	349,000	357,061
Columbia Pipeline Group Inc.
3.30%	06/01/20	108,000	109,957
Comcast Corp.
3.38%	08/15/25	276,000	277,299
4.20%	08/15/34	171,000	174,408
4.60%	08/15/45	170,000	177,852
ConocoPhillips Co.
3.35%	11/15/24	337,000	334,640
5.95%	03/15/46	36,000	44,465
Consolidated Edison Company of New York Inc.
2.90%	12/01/26	180,000	176,611
Corporation Andina de Fomento
4.38%	06/15/22	425,000	450,865
Credit Suisse AG
1.70%	04/27/18	334,000	333,216
Credit Suisse Group Funding Guernsey Ltd.
3.75%	03/26/25	252,000	247,853
3.80%	06/09/23	385,000	384,158

CSX Corp.
4.50%	08/01/54	104,000	101,695
CVS Health Corp.
3.88%	07/20/25	158,000	162,783
5.13%	07/20/45	253,000	281,413
Daimler Finance North America LLC
2.38%	08/01/18	778,000	783,722	(b)
Dana Financing Luxembourg Sarl
6.50%	06/01/26	215,000	224,675	(b)
Danaher Corp.
4.38%	09/15/45	38,000	39,510
Danone S.A.
2.08%	11/02/21	200,000	194,030	(b)
2.59%	11/02/23	200,000	192,483	(b)
2.95%	11/02/26	200,000	190,191	(b)
Delphi Automotive PLC
4.40%	10/01/46	90,000	82,528
Deutsche Bank AG
2.85%	05/10/19	184,000	183,145
Deutsche Telekom International Finance BV
1.95%	09/19/21	363,000	349,447	(b)
2.49%	09/19/23	363,000	346,337	(b)
Devon Energy Corp.
5.00%	06/15/45	73,000	71,577
5.85%	12/15/25	138,000	156,589
Dexia Credit Local S.A.
2.25%	01/30/19	715,000	717,045	(b)
Diageo Investment Corp.
2.88%	05/11/22	122,000	122,602
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
3.48%	06/01/19	365,000	372,500	(b)
4.42%	06/15/21	182,000	188,165	(b)
6.02%	06/15/26	89,000	96,288	(b)
8.35%	07/15/46	75,000	92,205	(b)
Discover Bank
3.10%	06/04/20	250,000	252,826
Dollar General Corp.
1.88%	04/15/18	335,000	335,383
3.25%	04/15/23	145,000	142,935
4.15%	11/01/25	96,000	98,646
Dominion Resources Inc.
3.63%	12/01/24	161,000	161,811
DTE Energy Co.
2.85%	10/01/26	224,000	207,779
Duke Energy Corp.
3.75%	09/01/46	110,000	98,813
Duke Energy Progress LLC
4.15%	12/01/44	100,000	99,149
Eastman Chemical Co.
3.60%	08/15/22	75,000	76,825
Ecopetrol S.A.
5.88%	05/28/45	85,000	73,440
Electricite de France S.A.
2.15%	01/22/19	368,000	368,691	(b)
Eli Lilly & Co.
3.70%	03/01/45	33,000	31,238

Emera US Finance LP
3.55%	06/15/26	132,000	129,572	(b)
4.75%	06/15/46	39,000	39,253	(b)
Enbridge Inc.
4.25%	12/01/26	109,000	111,443
Encana Corp.
3.90%	11/15/21	181,000	182,300
Energy Transfer Equity LP
5.88%	01/15/24	571,000	589,557
Energy Transfer Partners LP
6.50%	02/01/42	123,000	132,677
Entergy Louisiana LLC
3.05%	06/01/31	109,000	102,987
Enterprise Products Operating LLC
3.70%	02/15/26	177,000	177,399
3.95%	02/15/27	473,000	483,818
EOG Resources Inc.
4.15%	01/15/26	205,000	214,244
ERP Operating LP
4.50%	07/01/44	68,000	68,965
Exelon Corp.
4.45%	04/15/46	160,000	156,315
Express Scripts Holding Co.
3.40%	03/01/27	183,000	171,191
4.80%	07/15/46	55,000	52,558
Exxon Mobil Corp.
2.22%	03/01/21	183,000	182,954
3.04%	03/01/26	89,000	88,751
FedEx Corp.
4.10%	02/01/45	2,000	1,869
Five Corners Funding Trust
4.42%	11/15/23	373,000	393,894	(b)
Florida Power & Light Co.
4.13%	02/01/42	58,000	59,377
Ford Motor Co.
4.35%	12/08/26	474,000	478,290
Ford Motor Credit Company LLC
3.22%	01/09/22	360,000	355,618
Frontier Communications Corp.
7.13%	03/15/19	295,000	312,331
11.00%	09/15/25	267,000	275,677
General Dynamics Corp.
2.13%	08/15/26	179,000	165,099
General Motors Co.
5.20%	04/01/45	34,000	32,714
General Motors Financial Company Inc.
3.15%	01/15/20	236,000	237,338
3.20%	07/13/20	525,000	526,215
5.25%	03/01/26	282,000	296,577
Georgia-Pacific LLC
3.60%	03/01/25	11,000	11,112	(b)
Gilead Sciences Inc.
1.95%	03/01/22	108,000	104,386
3.65%	03/01/26	190,000	192,382
3.70%	04/01/24	181,000	185,575
4.15%	03/01/47	70,000	66,348
4.80%	04/01/44	64,000	66,330

Grupo Televisa SAB
5.00%	05/13/45	200,000	169,425
Halliburton Co.
3.80%	11/15/25	169,000	171,458
5.00%	11/15/45	101,000	109,324
HCA Inc.
4.75%	05/01/23	429,000	439,189
6.50%	02/15/20	304,000	332,576
Hess Corp.
4.30%	04/01/27	92,000	91,442
5.60%	02/15/41	73,000	74,166
5.80%	04/01/47	55,000	56,978
Honeywell International Inc.
1.40%	10/30/19	181,000	179,238
2.50%	11/01/26	585,000	554,021
HSBC Holdings PLC
2.65%	01/05/22	400,000	391,014
2.95%	05/25/21	355,000	354,555
4.25%	03/14/24	200,000	202,997
4.38%	11/23/26	200,000	201,192
HSBC USA Inc.
2.35%	03/05/20	364,000	360,919
Hyundai Capital America
2.13%	10/02/17	118,000	118,218	(b)
Illinois Tool Works Inc.
3.50%	03/01/24	179,000	185,686
ING Bank N.V.
2.70%	08/17/20	200,000	200,562	(b)
Ingersoll-Rand Luxembourg Finance S.A.
3.55%	11/01/24	236,000	239,178
Ingles Markets Inc.
5.75%	06/15/23	375,000	385,312
Intel Corp.
2.45%	07/29/20	169,000	171,258
2.60%	05/19/26	107,000	103,333
International Business Machines Corp.
3.63%	02/12/24	177,000	184,109
International Paper Co.
4.40%	08/15/47	193,000	182,019
Interstate Power & Light Co.
3.40%	08/15/25	335,000	337,852
JB Poindexter & Company Inc.
9.00%	04/01/22	83,000	87,150	(b)
JBS USA LUX S.A./JBS USA Finance Inc.
5.75%	06/15/25	224,000	226,800	(b)
Jefferies Group LLC
5.13%	01/20/23	283,000	295,891
6.50%	01/20/43	90,000	92,464
JPMorgan Chase & Co.
2.30%	08/15/21	363,000	355,944
2.55%	10/29/20	168,000	167,746
3.30%	04/01/26	292,000	286,493
3.63%	12/01/27	110,000	106,547
JPMorgan Chase & Co. 3.32% + 3 month USD LIBOR
5.00%	12/29/49	129,000	128,678	(h)
JPMorgan Chase & Co. 3.33% + 3 month USD LIBOR
6.10%	10/29/49	405,000	409,809	(h)

KB Home
7.00%	12/15/21	351,000	370,305
Kellogg Co.
4.50%	04/01/46	29,000	28,283
Kinder Morgan Energy Partners LP
3.50%	09/01/23	75,000	73,893
6.38%	03/01/41	72,000	77,980
Kinder Morgan Inc.
3.05%	12/01/19	67,000	67,929
5.05%	02/15/46	72,000	71,140
5.55%	06/01/45	101,000	106,039
Kraft Heinz Foods Co.
2.80%	07/02/20	190,000	191,673
3.00%	06/01/26	138,000	129,369
4.38%	06/01/46	192,000	180,309
Kreditanstalt fuer Wiederaufbau
4.50%	07/16/18	446,000	467,196
L Brands Inc.
5.63%	02/15/22	369,000	393,907
Lee Enterprises Inc.
9.50%	03/15/22	300,000	318,000	(b)
Lennar Corp.
4.50%	11/15/19	299,000	310,586
4.75%	05/30/25	150,000	146,250
Levi Strauss & Co.
5.00%	05/01/25	222,000	222,000
Lincoln National Corp.
3.63%	12/12/26	275,000	273,945
Lockheed Martin Corp.
3.55%	01/15/26	179,000	182,636
3.80%	03/01/45	71,000	67,098
4.70%	05/15/46	76,000	82,500
Lowe’s Companies Inc.
3.70%	04/15/46	375,000	349,290
LYB International Finance BV
4.88%	03/15/44	54,000	55,817
Macy’s Retail Holdings Inc.
4.30%	02/15/43	109,000	89,672
Marathon Oil Corp.
3.85%	06/01/25	91,000	88,131
5.90%	03/15/18	91,000	95,007
6.00%	10/01/17	370,000	381,035
Marathon Petroleum Corp.
3.63%	09/15/24	159,000	156,838
Marsh & McLennan Companies Inc.
3.50%	03/10/25	169,000	169,937
McDonald’s Corp.
3.70%	01/30/26	214,000	217,575
4.88%	12/09/45	71,000	75,898
Medtronic Inc.
2.50%	03/15/20	101,000	102,075
3.50%	03/15/25	379,000	389,756
4.63%	03/15/45	109,000	117,638
Memorial Sloan-Kettering Cancer Center
4.13%	07/01/52	105,000	101,162
Merck & Company Inc.
2.75%	02/10/25	335,000	328,492

MetLife Inc.
4.72%	12/15/44	104,000	110,452
MGM Resorts International
4.63%	09/01/26	143,000	137,638
5.25%	03/31/20	222,000	234,765
6.63%	12/15/21	370,000	413,475
Microsoft Corp.
1.55%	08/08/21	360,000	348,840
2.40%	08/08/26	436,000	411,491
3.45%	08/08/36	110,000	104,359
3.70%	08/08/46	110,000	103,337
4.00%	02/12/55	160,000	150,970
Mizuho Bank Ltd.
2.45%	04/16/19	420,000	421,614	(b)
Mizuho Financial Group Inc.
2.63%	04/12/21	362,000	357,906	(b)
Molson Coors Brewing Co.
2.10%	07/15/21	254,000	247,147
3.00%	07/15/26	251,000	236,920
4.20%	07/15/46	76,000	70,713
Monsanto Co.
4.70%	07/15/64	44,000	39,544
Morgan Stanley
2.45%	02/01/19	170,000	171,106
2.63%	11/17/21	475,000	468,827
2.65%	01/27/20	145,000	145,592
3.70%	10/23/24	90,000	90,960
3.95%	04/23/27	337,000	333,089
4.10%	05/22/23	386,000	395,833
Morgan Stanley 1.4% + 3 month USD LIBOR
2.28%	10/24/23	360,000	364,000	(h)
Mylan N.V.
3.15%	06/15/21	86,000	84,325	(b)
3.95%	06/15/26	89,000	83,173	(b)
National Retail Properties Inc.
4.00%	11/15/25	168,000	171,040
NCL Corporation Ltd.
4.63%	11/15/20	186,000	189,255	(b)
4.75%	12/15/21	96,000	95,940	(b)
Newell Brands Inc.
3.85%	04/01/23	183,000	189,630
4.20%	04/01/26	183,000	190,751
5.50%	04/01/46	110,000	126,043
Newmont Mining Corp.
4.88%	03/15/42	131,000	122,697
Nexen Energy ULC
6.40%	05/15/37	39,000	46,223
Noble Energy Inc.
3.90%	11/15/24	202,000	203,296
Northern States Power Co.
2.20%	08/15/20	337,000	337,274
Northrop Grumman Corp.
3.85%	04/15/45	39,000	36,919
Novartis Capital Corp.
3.00%	11/20/25	26,000	25,781
4.00%	11/20/45	114,000	114,806

NRG Energy Inc.
6.25%	07/15/22	184,000	184,460
Occidental Petroleum Corp.
3.50%	06/15/25	163,000	165,088
4.10%	02/15/47	91,000	88,451
Omnicom Group Inc.
3.63%	05/01/22	105,000	107,725
Oracle Corp.
1.90%	09/15/21	184,000	179,632
2.40%	09/15/23	127,000	122,893
2.65%	07/15/26	180,000	170,599
2.95%	05/15/25	225,000	220,268
4.00%	07/15/46	110,000	104,994
4.13%	05/15/45	68,000	65,769
Owens & Minor Inc.
3.88%	09/15/21	310,000	310,418
Owens-Brockway Glass Container Inc.
6.38%	08/15/25	100,000	105,500	(b)
Pacific Gas & Electric Co.
3.40%	08/15/24	506,000	516,434
PacifiCorp
6.25%	10/15/37	3,000	3,880
Penn National Gaming Inc.
5.88%	11/01/21	225,000	234,562
PepsiCo Inc.
3.10%	07/17/22	85,000	87,230
3.45%	10/06/46	91,000	82,716
4.25%	10/22/44	100,000	103,065
Perrigo Company PLC
2.30%	11/08/18	360,000	359,451
Perrigo Finance Unlimited Co.
3.50%	03/15/21	200,000	201,921
3.90%	12/15/24	200,000	195,543
Petroleos Mexicanos
3.50%	01/30/23	147,000	134,946
4.50%	01/23/26	182,000	165,802
5.38%	03/13/22	180,000	184,316	(b)
5.63%	01/23/46	67,000	55,610
6.38%	02/04/21	135,000	143,775	(b)
6.38%	01/23/45	91,000	82,810
6.50%	03/13/27	180,000	185,670	(b)
6.75%	09/21/47	144,000	136,051	(b)
PetSmart Inc.
7.13%	03/15/23	286,000	291,720	(b)
Pfizer Inc.
3.00%	12/15/26	259,000	255,416
4.13%	12/15/46	90,000	91,358
4.40%	05/15/44	106,000	111,739
Philip Morris International Inc.
4.13%	03/04/43	140,000	135,212
Plains All American Pipeline LP/PAA Finance Corp.
4.70%	06/15/44	73,000	64,928
PNC Bank NA
2.40%	10/18/19	346,000	349,024
Potash Corporation of Saskatchewan Inc.
4.00%	12/15/26	255,000	256,240
PPL Capital Funding Inc.
3.10%	05/15/26	365,000	348,676

Precision Castparts Corp.
4.38%	06/15/45	101,000	106,012
Prologis LP
3.75%	11/01/25	168,000	171,915
Prudential Financial Inc. 3.03% + 3 month USD LIBOR
5.38%	05/15/45	169,000	172,803	(h)
PulteGroup Inc.
4.25%	03/01/21	70,000	71,575
5.50%	03/01/26	210,000	208,425
QUALCOMM Inc.
4.80%	05/20/45	53,000	56,527
Realty Income Corp.
3.00%	01/15/27	255,000	239,708
Regency Energy Partners LP/Regency Energy Finance Corp.
4.50%	11/01/23	145,000	146,983
Reynolds American Inc.
4.45%	06/12/25	284,000	299,475
5.85%	08/15/45	45,000	53,187
Rio Tinto Finance USA PLC
4.13%	08/21/42	85,000	83,325
Rogers Communications Inc.
5.00%	03/15/44	61,000	65,130
Royal Bank of Canada
1.20%	09/19/17	773,000	771,963
Royal Bank of Scotland Group PLC
3.88%	09/12/23	200,000	191,837
Ryder System Inc.
2.45%	09/03/19	394,000	396,007
Santander Bank NA
2.00%	01/12/18	411,000	410,783
Santander UK Group Holdings PLC
3.13%	01/08/21	214,000	213,500
4.75%	09/15/25	200,000	195,800	(b)
Schlumberger Holdings Corp.
3.00%	12/21/20	137,000	139,789	(b)
4.00%	12/21/25	214,000	223,969	(b)
Shell International Finance BV
2.88%	05/10/26	182,000	175,696
Shire Acquisitions Investments Ireland DAC
2.40%	09/23/21	260,000	250,919
3.20%	09/23/26	178,000	166,106
Sinclair Television Group Inc.
5.38%	04/01/21	387,000	398,610
Southern California Edison Co.
2.40%	02/01/22	135,000	134,476
Southern Copper Corp.
5.88%	04/23/45	73,000	71,545
Spectra Energy Partners LP
3.38%	10/15/26	181,000	172,862
4.50%	03/15/45	72,000	68,329
Sprint Corp.
7.63%	02/15/25	248,000	260,710
Standard Industries Inc.
5.38%	11/15/24	442,000	454,155	(b)
Statoil ASA
3.95%	05/15/43	84,000	79,963

Sumitomo Mitsui Banking Corp.
1.35%	07/11/17	255,000	254,746
1.95%	07/23/18	258,000	257,774
Sumitomo Mitsui Financial Group Inc.
2.63%	07/14/26	285,000	264,438
Sunoco LP/Sunoco Finance Corp.
5.50%	08/01/20	148,000	150,960
SUPERVALU Inc.
6.75%	06/01/21	374,000	377,740
T-Mobile USA Inc.
6.63%	04/01/23	370,000	392,200
Tampa Electric Co.
4.35%	05/15/44	169,000	168,728
Target Corp.
2.50%	04/15/26	180,000	171,471
Teachers Insurance & Annuity Association of America
4.90%	09/15/44	235,000	253,722	(b)
Telecom Italia S.p.A.
5.30%	05/30/24	396,000	386,100	(b)
Tenet Healthcare Corp.
4.75%	06/01/20	136,000	136,680
6.00%	10/01/20	347,000	361,747
Tesoro Corp.
5.13%	12/15/26	108,000	109,231	(b)
Teva Pharmaceutical Finance Netherlands III BV
3.15%	10/01/26	108,000	99,419
4.10%	10/01/46	81,000	69,268
The Allstate Corp.
3.28%	12/15/26	255,000	255,461
4.20%	12/15/46	73,000	74,343
The Allstate Corp. 2.94% + 3 month USD LIBOR
5.75%	08/15/53	186,000	192,305	(h)
The Bank of New York Mellon Corp.
3.00%	10/30/28	254,000	241,079
The Bank of New York Mellon Corp. 3.13% + 3 month USD LIBOR
4.63%	12/29/49	360,000	330,235	(h)
The Bank of Tokyo-Mitsubishi UFJ Ltd.
2.30%	03/10/19	400,000	400,006	(b)
The Coca-Cola Co.
2.88%	10/27/25	178,000	175,407
The Dow Chemical Co.
4.25%	10/01/34	172,000	169,257
The Goldman Sachs Group Inc.
2.35%	11/15/21	470,000	456,189
2.38%	01/22/18	299,000	300,743
2.63%	01/31/19 - 04/25/21	426,000	426,076
2.90%	07/19/18	223,000	226,042
4.25%	10/21/25	57,000	57,826
4.80%	07/08/44	173,000	181,275
5.15%	05/22/45	169,000	177,396
The Home Depot Inc.
3.35%	09/15/25	236,000	241,787
3.50%	09/15/56	128,000	111,766
The Korea Development Bank
3.38%	09/16/25	200,000	200,351
The Kroger Co.
2.95%	11/01/21	236,000	237,242

The ServiceMaster Company LLC
5.13%	11/15/24	36,000	36,540	(b)
The Southern Co.
3.25%	07/01/26	256,000	248,780
4.40%	07/01/46	110,000	108,582
The Southern Co. 3.63% + 3 month USD LIBOR
5.50%	03/15/57	182,000	183,831	(h)
The Toronto-Dominion Bank
2.50%	12/14/20	23,000	23,123
The Toronto-Dominion Bank 2.21% + 5 year USD LIBOR
3.63%	09/15/31	109,000	107,096	(h)
The Travelers Companies Inc.
3.75%	05/15/46	75,000	70,618
The Walt Disney Co.
1.85%	07/30/26	181,000	162,854
4.13%	06/01/44	73,000	75,316
Time Inc.
5.75%	04/15/22	371,000	383,985	(b)
Time Warner Cable LLC
4.50%	09/15/42	34,000	30,737
6.55%	05/01/37	101,000	114,171
Time Warner Inc.
3.80%	02/15/27	236,000	233,927
5.35%	12/15/43	306,000	323,047
TransCanada PipeLines Ltd.
4.88%	01/15/26	94,000	104,445
Tyco Electronics Group S.A.
2.35%	08/01/19	344,000	344,875
Tyson Foods Inc.
2.65%	08/15/19	72,000	72,655
U.S. Bancorp 3.49% + 3 month USD LIBOR
5.13%	12/29/49	337,000	343,740	(h)
UBS Group Funding Jersey Ltd.
2.95%	09/24/20	200,000	199,938	(b)
United Technologies Corp.
1.95%	11/01/21	181,000	177,254
2.65%	11/01/26	296,000	283,788
3.75%	11/01/46	63,000	59,826
UnitedHealth Group Inc.
2.70%	07/15/20	223,000	226,193
4.75%	07/15/45	193,000	212,186
Universal Health Services Inc.
5.00%	06/01/26	144,000	140,400	(b)
Vale Overseas Ltd.
4.38%	01/11/22	92,000	90,390
5.88%	06/10/21	184,000	192,740
6.25%	08/10/26	90,000	93,600
6.88%	11/10/39	55,000	53,488
Ventas Realty LP
3.25%	10/15/26	180,000	170,524
Verizon Communications Inc.
1.75%	08/15/21	362,000	346,941
2.63%	08/15/26	390,000	358,468
4.40%	11/01/34	168,000	165,562
4.67%	03/15/55	118,000	110,929
4.86%	08/21/46	169,000	170,913

5.05%	03/15/34	288,000	302,843
5.15%	09/15/23	215,000	237,487
Viacom Inc.
2.25%	02/04/22	180,000	168,983
3.45%	10/04/26	107,000	98,743
Virgin Media Finance PLC
5.75%	01/15/25	202,000	202,505	(b)
Virginia Electric & Power Co.
4.00%	11/15/46	180,000	179,070
Visa Inc.
3.15%	12/14/25	214,000	214,642
4.30%	12/14/45	101,000	106,387
Volkswagen Group of America Finance LLC 0.44% + 3 month USD LIBOR
1.35%	11/20/17	200,000	199,485	(b,h)
W.R. Grace & Co.
5.13%	10/01/21	140,000	145,950	(b)
5.63%	10/01/24	367,000	385,350	(b)
Wabtec Corp.
3.45%	11/15/26	182,000	174,686	(b)
Wal-Mart Stores Inc.
4.30%	04/22/44	239,000	251,706
Walgreens Boots Alliance Inc.
4.65%	06/01/46	55,000	55,702
WEC Energy Group Inc.
3.55%	06/15/25	250,000	254,453
Wells Fargo & Co.
3.00%	10/23/26	475,000	451,618
3.90%	05/01/45	91,000	86,135
4.30%	07/22/27	136,000	139,670
4.40%	06/14/46	110,000	105,066
4.75%	12/07/46	182,000	183,702
Wells Fargo & Co. 3.11% + 3 month USD LIBOR
5.90%	12/29/49	226,000	227,130	(h)
Wells Fargo & Co. 3.99% + 3 month USD LIBOR
5.88%	12/29/49	234,000	245,677	(h)
Western Digital Corp.
7.38%	04/01/23	35,000	38,500	(b)
Westlake Chemical Corp.
3.60%	08/15/26	255,000	244,908	(b)
5.00%	08/15/46	56,000	55,209	(b)
Williams Partners LP
3.90%	01/15/25	290,000	284,066
4.90%	01/15/45	55,000	50,739
5.40%	03/04/44	34,000	32,894
Windstream Services LLC
6.38%	08/01/23	259,000	231,157
WPP Finance 2010
3.75%	09/19/24	335,000	336,744
XLIT Ltd.
5.25%	12/15/43	143,000	147,508
XPO Logistics Inc.
6.50%	06/15/22	215,000	225,750	(b)
Zimmer Biomet Holdings Inc.
3.55%	04/01/25	169,000	164,392
			98,225,919

Non-Agency Collateralized Mortgage Obligations—1.9%
American Tower Trust #1 (REIT)
1.55%	03/15/43	420,000	419,619	(b)
Banc of America Commercial Mortgage Trust 2007-1
5.48%	01/15/49	319,000	318,558	(h)
Banc of America Commercial Mortgage Trust 2007-4
5.75%	02/10/51	84,134	85,295	(h)
Banc of America Commercial Mortgage Trust 2008-1
6.24%	02/10/51	429,980	441,074	(h)
Banc of America Merrill Lynch Commercial Mortgage Inc. 2005-1
5.35%	11/10/42	46,403	46,358	(h)
Bear Stearns Commercial Mortgage Securities Trust 2007-PW18
6.09%	06/11/50	290,000	299,306	(h)
CFCRE Commercial Mortgage Trust 2016-C7
3.84%	12/10/54	331,739	342,154
Citigroup Commercial Mortgage Trust 2014-GC23
4.51%	07/10/47	347,000	289,352	(b,h)
Citigroup Commercial Mortgage Trust 2015-GC33
3.17%	09/10/58	146,638	102,332
3.78%	09/10/58	400,000	416,106
Citigroup Commercial Mortgage Trust 2016-P5
2.94%	10/10/49	330,977	320,414
Citigroup Commercial Mortgage Trust 2016-P6
3.72%	12/10/49	663,657	684,649	(h)
4.03%	12/10/49	287,661	294,619	(h)
COMM 2013-CR12 Mortgage Trust
5.08%	10/10/46	100,000	86,863	(b,h)
COMM 2013-LC13 Mortgage Trust
4.56%	08/10/46	140,000	150,319	(b,h)
COMM 2014-CR14 Mortgage Trust
4.53%	02/10/47	200,000	214,353	(h)
COMM 2014-CR19 Mortgage Trust
4.72%	08/10/47	332,639	263,562	(b,h)
COMM 2015-CR23 Mortgage Trust
4.26%	05/10/48	161,100	146,618	(h)
COMM 2015-CR24 Mortgage Trust
3.46%	08/10/48	293,578	215,999	(h)
COMM 2015-PC1 Mortgage Trust
4.59%	07/10/50	160,441	157,919	(h)
CSAIL 2015-C2 Commercial Mortgage Trust
4.21%	06/15/57	112,000	79,706	(h)
CSAIL 2015-C3 Commercial Mortgage Trust
3.36%	08/15/48	175,977	130,296	(h)
GS Mortgage Securities Trust 2011-GC5
3.00%	08/10/44	4,361	4,359
GS Mortgage Securities Trust 2015-GC28
1.16%	02/10/48	2,255,144	136,668	(h,g)
GS Mortgage Securities Trust 2015-GC32
3.35%	07/10/48	161,291	119,878
GS Mortgage Securities Trust 2015-GC34
2.98%	10/10/48	554,581	395,784
GS Mortgage Securities Trust 2015-GS1
3.27%	11/10/48	256,675	196,414
GS Mortgage Securities Trust 2016-GS3
3.40%	10/10/49	339,000	327,141	(h)
JP Morgan Chase Commercial Mortgage Securities Corp. 2012-LC9
1.82%	12/15/47	1,013,100	63,225	(g,h)

JP Morgan Chase Commercial Mortgage Securities Trust 2007-CB18
5.44%	06/12/47	33,434	33,410
JPMBB Commercial Mortgage Securities Trust 2013-C12
4.03%	07/15/45	90,000	94,658	(h)
JPMBB Commercial Mortgage Securities Trust 2013-C17
4.89%	01/15/47	100,000	89,835	(b,h)
JPMBB Commercial Mortgage Securities Trust 2014-C18
4.81%	02/15/47	100,000	83,817	(b,h)
JPMBB Commercial Mortgage Securities Trust 2014-C19
4.67%	04/15/47	100,000	83,523	(b,h)
JPMBB Commercial Mortgage Securities Trust 2015-C29
3.70%	05/15/48	307,309	218,156	(h)
JPMBB Commercial Mortgage Securities Trust 2015-C30
4.31%	07/15/48	293,257	256,669	(h)
LB-UBS Commercial Mortgage Trust 2004-C8
0.42%	12/15/39	9,013	25	(b,g,h)
LB-UBS Commercial Mortgage Trust 2007-C6
6.11%	07/15/40	192,914	197,983	(h)
6.11%	07/15/40	430,000	435,706	(b)
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18
3.39%	10/15/47	673,132	470,066	(b)
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19
3.25%	12/15/47	199,711	150,542	(b)
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20
1.40%	02/15/48	2,525,020	190,520	(g,h)
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21
0.98%	03/15/48	3,089,951	178,230	(g,h)
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C22
4.24%	04/15/48	598,870	460,127	(b,h)
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C28
3.00%	01/15/49	120,541	81,155	(b)
Morgan Stanley Capital I Trust 2006-IQ11
6.23%	10/15/42	110,000	109,072	(h)
Morgan Stanley Capital I Trust 2006-T21
5.27%	10/12/52	67,257	67,221	(h)
Morgan Stanley Capital I Trust 2007-IQ16
6.05%	12/12/49	290,000	297,475	(h)
Morgan Stanley Capital I Trust 2008-T29
6.28%	01/11/43	110,000	113,734	(h)
Morgan Stanley Capital I Trust 2015-MS1
4.03%	05/15/48	220,000	165,685	(b,h)
Morgan Stanley Capital I Trust 2016-UBS9
1.25%	03/15/49	2,158,006	168,648	(g,h)
3.00%	03/15/49	201,000	150,261	(b)
Wells Fargo Commercial Mortgage Trust 2015-C26
1.31%	02/15/48	2,554,146	194,839	(g,h)
Wells Fargo Commercial Mortgage Trust 2015-C29
4.22%	06/15/48	239,622	182,700	(h)
Wells Fargo Commercial Mortgage Trust 2015-C30
4.50%	09/15/58	146,644	114,615	(b,h)
Wells Fargo Commercial Mortgage Trust 2015-LC22
4.54%	09/15/58	146,742	114,335	(h)
Wells Fargo Commercial Mortgage Trust 2015-NXS2
4.25%	07/15/58	146,643	108,241	(h)
Wells Fargo Commercial Mortgage Trust 2016-C33
3.12%	03/15/59	128,332	89,126	(b)

Wells Fargo Mortgage Backed Securities Trust 2006-3
5.50%	03/25/36	13,398	—	(**)
WFRBS Commercial Mortgage Trust 2013-C17
4.26%	12/15/46	190,000	201,620
WFRBS Commercial Mortgage Trust 2014-C19
4.23%	03/15/47	293,728	236,970	(b)
WFRBS Commercial Mortgage Trust 2014-C22
3.91%	09/15/57	443,071	330,350	(b,h)
WFRBS Commercial Mortgage Trust 2014-C24
3.69%	11/15/47	578,051	352,895	(b)
WFRBS Commercial Mortgage Trust 2014-C25
3.80%	11/15/47	80,000	55,846	(b,h)
WFRBS Commercial Mortgage Trust 2014-LC14
4.35%	03/15/47	447,000	474,098	(h)
4.59%	03/15/47	464,977	368,949	(b,h)
WFRBS Commercial Mortgage Trust 2015-C31
3.85%	11/15/48	73,319	53,249
			13,723,291

Sovereign Bonds—0.3%
Government of Chile
3.63%	10/30/42	250,000	232,375
Government of Colombia
2.63%	03/15/23	236,000	222,430
Government of Mexico
3.60%	01/30/25	510,000	491,640
4.00%	10/02/23	108,000	108,248
4.75%	03/08/44	204,000	185,436
Government of Panama
4.00%	09/22/24	200,000	203,500
Government of Peru
4.13%	08/25/27	99,000	102,836
5.63%	11/18/50	55,000	62,288
Government of Philippines
4.20%	01/21/24	200,000	215,000
			1,823,753

Municipal Bonds and Notes—0.2%
American Municipal Power Inc.
6.27%	02/15/50	95,000	115,211
Municipal Electric Authority of Georgia
6.64%	04/01/57	169,000	209,596
New Jersey Transportation Trust Fund Authority
6.88%	12/15/39	65,000	69,728
Port Authority of New York & New Jersey
4.46%	10/01/62	350,000	353,990
South Carolina State Public Service Authority
6.45%	01/01/50	120,000	158,268
State of California
5.70%	11/01/21	175,000	201,796
State of Illinois
5.10%	06/01/33	100,000	88,382
			1,196,971

FNMA (TBA)—0.0% *
Lehman
5.50%	TBA	61,158	1,933	(k,o)

Total Bonds and Notes
(Cost $241,031,189)			240,213,714

	Number of Shares	Fair Value
Exchange Traded Funds—6.2%
SPDR Bloomberg Barclays High Yield Bond ETF	632,267	23,046,132	(n)
Vanguard FTSE Emerging Markets ETF	639,015	22,863,957

Total Exchange Traded Funds
(Cost $44,807,658)		45,910,089

Total Investments in Securities
(Cost $650,254,420)		695,233,119

Short-Term Investments—10.4%
State Street Institutional U.S. Government Money Market Fund—Class G Shares
0.46%
(Cost $76,916,222)	76,916,222	76,916,222	(d,m,n)

Total Investments
(Cost $727,170,642)		772,149,341

Liabilities in Excess of Other Assets, net—(4.5)%		(33,279,690)

NET ASSETS—100.0%		$738,869,651

Other Information:

Centrally Cleared Credit Default Swaps—Buy Protection

Reference Entity	Counterparty	Notional Amount (000s omitted)	Contract annual Fixed Rate	Termination Date	Market Value	Unamortized Upfront Payments Received	Unrealized Depreciation
Markit CDX North America High Yield Index	CME Group Inc.	$8,230	5.00%	12/20/21	$(522,839)	$(345,543)	$(177,296)
Markit CDX North America Investment Grade Index	CME Group Inc.	$5,224	1.00%	12/20/21	$(80,780)	$(66,130)	$(14,650)

							$(191,946)

The Fund had the following long futures contracts open at December 31, 2016:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Depreciation
S&P Mid 400 Emini Index Futures	March 2017	102	$16,922,820	$(270,499)
Ultra Long-Term U.S. Treasury Bond Futures	March 2017	7	1,121,750	(10,192)
2 Yr. U.S. Treasury Notes Futures	March 2017	27	5,850,563	(3,005)
5 Yr. U.S. Treasury Notes Futures	March 2017	83	9,766,117	(31,441)

				$(315,137)

The Fund had the following short futures contracts open at December 31, 2016:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation (Depreciation)
MSCI EAFE Mini Index Futures	March 2017	11	$(921,580)	$(1,574)
S&P 500 Emini Index Futures	March 2017	159	(17,777,790)	127,327
U.S. Long Bond Futures	March 2017	37	(5,574,282)	10,749
10 Yr. U.S. Treasury Notes Futures	March 2017	57	(7,084,031)	15,766
Ultra 10 Yr. U.S. Treasury Futures	March 2017	14	(1,876,875)	(2,633)

				$149,635

				$(165,502)

The Fund was invested in the following countries/territories at December 31, 2016 (unaudited):

Country/Territory	Percentage (based on Fair Value)
United States	76.33%
Japan	4.87%
United Kingdom	2.88%
France	2.48%
Germany	1.94%
Switzerland	1.48%
Netherlands	1.35%
Ireland	1.27%
Canada	0.94%
Sweden	0.83%
India	0.63%
China	0.48%
South Korea	0.45%
Taiwan	0.43%
Mexico	0.41%
Spain	0.39%
Hong Kong	0.35%
Norway	0.34%
South Africa	0.34%
Belgium	0.31%
Italy	0.29%
Australia	0.26%
Luxembourg	0.24%
Brazil	0.11%
Guernsey	0.08%
Russian Federation	0.07%
Supranational	0.06%
Cayman Islands	0.06%
Philippines	0.05%
Indonesia	0.04%
Colombia	0.04%
Bermuda	0.04%
Jersey	0.04%
Chile	0.03%
Panama	0.03%
Peru	0.02%
Malaysia	0.01%
Thailand	0.01%
Hungary	0.01%
Qatar	0.01%
Turkey	0.00%

100.00%

The Fund’s % share of investment in the various categories, based on Fair Value, is as follows at December 31, 2016 (unaudited):

Industry	Domestic	Foreign	Total
Exchange Traded Funds	5.95%	0.00%	5.95%
Diversified Banks	2.87%	2.41%	5.28%
Pharmaceuticals	2.82%	1.16%	3.98%
Integrated Oil & Gas	1.57%	0.64%	2.21%
Cable & Satellite	1.73%	0.32%	2.05%
Technology Hardware, Storage & Peripherals	1.76%	0.27%	2.03%
Biotechnology	1.64%	0.38%	2.02%

Industry	Domestic	Foreign	Total
Healthcare Equipment	0.75%	1.19%	1.94%
Internet Software & Services	1.41%	0.30%	1.71%
Semiconductors	0.84%	0.82%	1.66%
Oil & Gas Exploration & Production	1.25%	0.31%	1.56%
Aerospace & Defense	0.73%	0.39%	1.12%
Semiconductor Equipment	0.62%	0.43%	1.05%
Packaged Foods & Meats	0.46%	0.51%	0.97%
Communications Equipment	0.70%	0.25%	0.95%
Industrial Machinery	0.55%	0.36%	0.91%
Financial Exchanges & Data	0.83%	0.00%	0.83%
Systems Software	0.82%	0.00%	0.82%
Investment Banking & Brokerage	0.79%	0.00%	0.79%
Life & Health Insurance	0.18%	0.56%	0.74%
Soft Drinks	0.72%	0.01%	0.73%
Application Software	0.43%	0.28%	0.71%
Data Processing & Outsourced Services	0.70%	0.00%	0.70%
Wireless Telecommunication Services	0.00%	0.68%	0.68%
Consumer Finance	0.66%	0.00%	0.66%
Multi-Line Insurance	0.37%	0.28%	0.65%
Electric Utilities	0.30%	0.34%	0.64%
Internet & Direct Marketing Retail	0.47%	0.15%	0.62%
Auto Parts & Equipment	0.00%	0.61%	0.61%
Movies & Entertainment	0.29%	0.32%	0.61%
Electrical Components & Equipment	0.00%	0.60%	0.60%
Diversified Real Estate Activities	0.00%	0.59%	0.59%
Asset Management & Custody Banks	0.49%	0.09%	0.58%
Specialized REITs	0.58%	0.00%	0.58%
Electronic Equipment & Instruments	0.00%	0.57%	0.57%
Property & Casualty Insurance	0.00%	0.56%	0.56%
Airlines	0.51%	0.00%	0.51%
Oil & Gas Equipment & Services	0.36%	0.15%	0.51%
Trading Companies & Distributors	0.50%	0.00%	0.50%
Multi-Utilities	0.47%	0.00%	0.47%
Building Products	0.00%	0.47%	0.47%
Construction Machinery & Heavy Trucks	0.00%	0.46%	0.46%
Specialty Chemicals	0.04%	0.40%	0.44%
Home Improvement Retail	0.43%	0.00%	0.43%
Housewares & Specialties	0.40%	0.00%	0.40%
Automobile Manufacturers	0.00%	0.40%	0.40%
Personal Products	0.00%	0.37%	0.37%
Diversified Metals & Mining	0.00%	0.34%	0.34%
Research & Consulting Services	0.32%	0.00%	0.32%
Brewers	0.00%	0.32%	0.32%
Construction Materials	0.00%	0.31%	0.31%
Security & Alarm Services	0.00%	0.29%	0.29%
Home Building	0.00%	0.28%	0.28%
Industrial Gases	0.13%	0.12%	0.25%
Healthcare Services	0.00%	0.25%	0.25%
Apparel, Accessories & Luxury Goods	0.25%	0.00%	0.25%
Leisure Products	0.00%	0.25%	0.25%
Electronic Components	0.00%	0.25%	0.25%
Advertising	0.00%	0.22%	0.22%
General Merchandise Stores	0.21%	0.00%	0.21%
Healthcare Supplies	0.20%	0.00%	0.20%
Automotive Retail	0.19%	0.00%	0.19%

Industry	Domestic	Foreign	Total
Hypermarkets & Super Centers	0.18%	0.00%	0.18%
Industrial Conglomerates	0.18%	0.00%	0.18%
Agricultural Products	0.15%	0.00%	0.15%
Railroads	0.00%	0.13%	0.13%
Gold	0.13%	0.00%	0.13%
Independent Power Producers & Energy Traders	0.13%	0.00%	0.13%
Household Products	0.00%	0.12%	0.12%
Paper Packaging	0.06%	0.00%	0.06%
Diversified Support Services	0.00%	0.06%	0.06%
Drug Retail	0.05%	0.00%	0.05%
IT Consulting & Other Services	0.00%	0.04%	0.04%
Department Stores	0.00%	0.03%	0.03%
Thrifts & Mortgage Finance	0.00%	0.03%	0.03%
Food Retail	0.00%	0.02%	0.02%
Highways & Railtracks	0.00%	0.01%	0.01%
Steel	0.00%	0.01%	0.01%
Other Diversified Financial Services	0.00%	0.01%	0.01%
Diversified Chemicals	0.00%	0.01%	0.01%
Education Services	0.00%	0.01%	0.01%
Construction & Engineering	0.00%	0.01%	0.01%
Household Appliances	0.00%	0.01%	0.01%
Real Estate Development	0.00%	0.00%	0.00	%***
Broadcasting	0.00%	0.00%	0.00	%***
Footwear	0.00%	0.00%	0.00	%***

			58.93%

Sector	Percentage (based on Fair Value)
Corporate Notes	12.72%
Agency Mortgage Backed	8.83%
U.S. Treasuries	7.02%
Non-Agency Collateralized Mortgage Obligations	1.78%
Agency Collateralized Mortgage Obligations	0.37%
Sovereign Bonds	0.24%
Municipal Bonds and Notes	0.15%
FNMA (TBA)	0.00	%***

	31.11%

Short-Term Investments
Short-Term Investments	9.96%

	9.96%

	100.00%

Income Fund

Schedule of Investments—December 31, 2016 (Unaudited)

Bonds and Notes—98.7% †		Principal Amount	Fair Value

U.S. Treasuries—21.4%
U.S. Treasury Bond
2.88%	11/15/46	$4,681,300	$4,508,537
U.S. Treasury Notes
0.75%	09/30/18	6,211,700	6,168,665	(m)
0.88%	10/15/18 - 06/15/19	14,087,700	13,970,002	(m)
1.00%	10/15/19	204,000	201,724	(m)
1.25%	10/31/21	16,661,700	16,140,572	(m)
1.38%	08/31/23 - 09/30/23	11,576,700	10,954,187	(m)
2.00%	11/15/26	2,273,000	2,183,421	(m)
2.13%	11/30/23	6,606,000	6,554,083	(m)
			60,681,191

Agency Mortgage Backed—28.3%
Federal Home Loan Mortgage Corp.
4.50%	06/01/33 - 02/01/35	10,780	11,610
5.00%	07/01/35 - 06/01/41	1,063,913	1,182,734
5.50%	05/01/20 - 04/01/39	321,301	365,957
6.00%	04/01/17 - 11/01/37	525,455	605,407
6.50%	07/01/29 - 10/01/33	1,861	2,101
7.00%	06/01/29 - 08/01/36	71,338	79,493
7.50%	01/01/30 - 09/01/33	2,009	2,110
8.00%	11/01/30	13,545	15,222
8.50%	04/01/30	19,203	22,942
9.50%	04/01/21	23	24
Federal National Mortgage Assoc.
3.00%	02/01/43 - 10/01/46	12,880,479	12,857,961	(m)
3.50%	11/01/42 - 08/01/45	2,871,828	2,958,448	(m)
4.00%	05/01/19 - 12/01/41	1,767,928	1,862,741
4.00%	01/01/41 - 03/01/44	4,596,167	4,856,356	(m)
4.50%	05/01/18 - 01/01/41	4,809,020	5,177,026
5.00%	07/01/20 - 06/01/41	1,769,427	1,962,500
5.50%	06/01/20 - 04/01/38	1,491,166	1,661,419
6.00%	05/01/19 - 08/01/35	1,019,974	1,170,427
6.50%	07/01/17 - 08/01/36	96,617	108,394
7.00%	04/01/17 - 02/01/34	11,677	12,427
7.50%	12/01/23 - 12/01/33	55,767	61,374
8.00%	07/01/25 - 01/01/33	10,206	11,103
8.00%	10/01/31	3,182	3,595	(m)
9.00%	12/01/17 - 12/01/22	1,699	1,834
Federal National Mortgage Assoc. 1.25% + USD COF11
5.50%	10/01/24	6,675	6,740	(h)
Federal National Mortgage Assoc. 1.60% + 12 month USD LIBOR
2.72%	04/01/37	2,472	2,528	(h)
Federal National Mortgage Assoc. TBA
2.50%	01/01/32	3,207,633	3,211,161	(c)
3.00%	TBA	2,580,725	2,641,515	(c)
3.50%	01/01/47	11,302,740	11,577,397	(c)
4.00%	01/01/47	5,000,000	5,254,000	(c)

Government National Mortgage Assoc.
3.50%	05/20/43	2,635,254	2,750,067
4.00%	01/20/41 - 04/20/43	2,813,660	3,009,123
4.50%	08/15/33 - 05/20/40	536,673	579,247
5.00%	08/15/33	37,659	41,396
6.00%	04/15/27 - 09/15/36	236,171	273,488
6.50%	04/15/19 - 09/15/36	93,904	107,042
7.00%	10/15/27 - 10/15/36	49,163	54,250
7.50%	01/15/23 - 11/15/31	9,220	9,570
8.00%	05/15/30 - 09/15/30	430	470
8.50%	10/15/17	83	83
9.00%	11/15/17 - 12/15/21	636	703
3.00%	TBA	5,966,894	6,037,303	(c)
3.50%	TBA	8,950,341	9,297,614	(c)
5.50%	TBA	255,000	284,070	(c)
			80,130,972

Agency Collateralized Mortgage Obligations—1.2%
Collateralized Mortgage Obligation Trust
0.01%	11/01/18	18	18	(d,f)
Federal Home Loan Mortgage Corp.
0.08%	09/25/43	890,572	1,883	(g,h)
Federal Home Loan Mortgage Corp. REMIC
3.50%	11/15/24 - 11/15/30	747,405	61,369	(g)
5.50%	06/15/33	40,343	8,140	(g)
7.50%	07/15/27	4,134	683	(g)
8.00%	04/15/20	7	7
Federal Home Loan Mortgage Corp. REMIC 6.00% - 1 month USD LIBOR
5.30%	08/15/43	1,485,813	309,292	(g,h)
Federal Home Loan Mortgage Corp. REMIC 6.10% - 1 month USD LIBOR
5.40%	06/15/41 - 08/15/46	4,822,089	737,341	(g,h)
Federal Home Loan Mortgage Corp. REMIC 6.20% - 1 month USD LIBOR
5.50%	10/15/42	1,108,375	215,697	(g,h)
Federal Home Loan Mortgage Corp. REMIC 6.60% - 1 month USD LIBOR
5.90%	08/15/25	288,678	29,562	(g,h)
Federal Home Loan Mortgage Corp. STRIPS
1.47%	08/01/27	958	773	(d,f)
8.00%	02/01/23 - 07/01/24	3,438	618	(g)
Federal Home Loan Mortgage Corp. STRIPS 5.95% - 1 month USD LIBOR
5.25%	08/15/43 - 03/15/44	2,680,854	541,123	(g,h)
Federal National Mortgage Assoc. REMIC
0.51%	12/25/22	174	128	(d,f)
1.22%	12/25/42	168,499	8,158	(g,h)
5.00%	02/25/40 - 09/25/40	326,333	37,049	(g)
1,008.00%	05/25/22	4	73	(g)
Federal National Mortgage Assoc. REMIC 6.00% - 1 month USD LIBOR
5.24%	07/25/38 - 08/25/42	4,409,871	884,295	(g,h)
Federal National Mortgage Assoc. REMIC 6.60% - 1 month USD LIBOR
5.84%	10/25/43	1,030,124	239,210	(g,h)
Federal National Mortgage Assoc. REMIC 7.50% - 1 month USD LIBOR
6.74%	05/25/18	13,683	409	(g,h)

Federal National Mortgage Assoc. STRIPS
1.87%	12/25/34	18,948	16,469	(d,f)
4.50%	08/25/35 - 01/25/36	134,301	25,004	(g)
5.00%	03/25/38 - 05/25/38	73,591	14,154	(g)
5.50%	12/25/33	18,097	3,585	(g)
6.00%	01/25/35	75,921	15,376	(g)
7.50%	11/25/23	16,744	2,868	(g)
8.00%	08/25/23 - 07/25/24	6,722	1,353	(g)
8.50%	03/25/17 - 01/25/18	11	—	(**,g)
8.50%	07/25/22	156	20	(g)
9.00%	05/25/22	132	16	(g)
Government National Mortgage Assoc.
4.50%	10/20/37 - 08/16/39	438,996	28,461	(g)
5.00%	10/20/37 - 09/20/38	207,029	8,015	(g)
Government National Mortgage Assoc. 6.25% - 1 month USD LIBOR
5.51%	02/20/40	1,221,289	206,369	(g,h)
Government National Mortgage Assoc. 6.80% - 1 month USD LIBOR
6.09%	01/16/40	386,805	66,462	(g,h)
			3,463,980

Asset Backed—0.1%
Chase Funding Trust 2004-1
3.99%	11/25/33	240,201	247,129	(i)

Corporate Notes—40.3%
21st Century Fox America Inc.
3.38%	11/15/26	253,000	247,635	(b)
3.70%	10/15/25	107,000	108,157
4.75%	11/15/46	60,000	60,061	(b)
4.95%	10/15/45	43,000	44,107
6.65%	11/15/37	213,000	261,711
ABB Finance USA Inc.
1.63%	05/08/17	158,000	158,252
Abbott Laboratories
2.90%	11/30/21	505,000	503,801
3.75%	11/30/26	350,000	347,392
4.90%	11/30/46	150,000	153,651
AbbVie Inc.
2.00%	11/06/18	304,000	304,637
3.20%	05/14/26	254,000	241,311
4.45%	05/14/46	117,000	111,808
4.70%	05/14/45	85,000	83,236
ACCO Brands Corp.
5.25%	12/15/24	251,000	252,727	(b)
6.75%	04/30/20	400,000	420,000
Actavis Funding SCS
1.30%	06/15/17	400,000	399,776
3.00%	03/12/20	214,000	216,861
3.45%	03/15/22	299,000	303,190
3.80%	03/15/25	219,000	218,978
4.75%	03/15/45	50,000	48,993
Aetna Inc.
2.40%	06/15/21	255,000	253,618
3.20%	06/15/26	255,000	251,892
3.50%	11/15/24	266,000	269,543
Aflac Inc.
4.00%	10/15/46	167,000	158,808
Agrium Inc.
4.90%	06/01/43	187,000	185,955

Alibaba Group Holding Ltd.
4.50%	11/28/34	205,000	202,364
Altria Group Inc.
2.63%	09/16/26	152,000	143,719
2.95%	05/02/23	209,000	208,643
3.88%	09/16/46	100,000	92,095
4.50%	05/02/43	102,000	103,472
America Movil SAB de C.V.
3.13%	07/16/22	211,000	207,550
American Axle & Manufacturing Inc.
6.25%	03/15/21	283,000	292,197
6.63%	10/15/22	56,000	57,747
American Campus Communities Operating Partnership LP
3.35%	10/01/20	172,000	174,716
4.13%	07/01/24	127,000	130,063
American Electric Power Company Inc.
2.95%	12/15/22	341,000	342,780
American Express Co.
3.63%	12/05/24	242,000	242,703
American International Group Inc.
3.75%	07/10/25	43,000	43,222
4.50%	07/16/44	85,000	83,654
4.80%	07/10/45	130,000	134,669
American Tower Corp. (REIT)
3.38%	10/15/26	250,000	236,319
3.40%	02/15/19	550,000	561,868
AmeriGas Partners LP/AmeriGas Finance Corp.
5.63%	05/20/24	128,000	130,880
5.88%	08/20/26	192,000	194,880
Amgen Inc.
2.20%	05/22/19	274,000	276,047
4.40%	05/01/45	50,000	47,889
4.56%	06/15/48	175,000	168,926	(b)
Amkor Technology Inc.
6.63%	06/01/21	438,000	450,045
Anadarko Petroleum Corp.
4.85%	03/15/21	27,000	28,927
6.60%	03/15/46	27,000	33,242
Anheuser-Busch InBev Finance Inc.
2.65%	02/01/21	220,000	221,009
3.65%	02/01/26	521,000	528,101
4.90%	02/01/46	240,000	257,696
Anheuser-Busch InBev Worldwide Inc.
2.50%	07/15/22	395,000	388,336
Anthem Inc.
3.30%	01/15/23	218,000	217,406
Apache Corp.
5.10%	09/01/40	128,000	133,681
Apple Inc.
3.25%	02/23/26	236,000	235,787
3.45%	02/09/45	215,000	189,366
3.85%	08/04/46	100,000	95,609
4.65%	02/23/46	24,000	25,864
Aramark Services Inc.
5.13%	01/15/24	322,000	332,062	(b)
Archer-Daniels-Midland Co.
2.50%	08/11/26	400,000	377,259

Ascension Health
4.85%	11/15/53	77,000	83,775
AstraZeneca PLC
2.38%	11/16/20	135,000	134,435
3.38%	11/16/25	214,000	212,227
4.38%	11/16/45	94,000	94,162
AT&T Inc.
2.45%	06/30/20	406,000	402,885
3.00%	06/30/22	252,000	247,101
3.40%	05/15/25	73,000	70,267
4.45%	04/01/24	328,000	341,545
4.50%	05/15/35	213,000	205,480
4.75%	05/15/46	50,000	47,281
4.80%	06/15/44	167,000	157,511
Bank of America Corp.
1.70%	08/25/17	1,075,000	1,076,403
2.50%	10/21/22	250,000	241,506
2.60%	01/15/19	17,000	17,139
2.63%	04/19/21	262,000	259,978
3.25%	10/21/27	700,000	667,195
3.95%	04/21/25	257,000	255,514
4.10%	07/24/23	190,000	198,266
4.18%	11/25/27	252,000	251,775
4.25%	10/22/26	214,000	216,276
Barclays Bank PLC
2.25%	05/10/17	781,000	782,904	(b)
Barrick Gold Corp.
4.10%	05/01/23	68,000	69,687
Barrick North America Finance LLC
5.70%	05/30/41	50,000	50,947
Baxalta Inc.
2.88%	06/23/20	209,000	208,826
Berkshire Hathaway Energy Co.
6.13%	04/01/36	266,000	331,701
Berry Plastics Corp.
5.13%	07/15/23	260,000	264,550
Biogen Inc.
2.90%	09/15/20	72,000	72,864
BMW US Capital LLC
2.00%	04/11/21	354,000	347,113	(b)
2.80%	04/11/26	253,000	243,281	(b)
BP Capital Markets PLC
1.38%	05/10/18	210,000	209,321
3.12%	05/04/26	253,000	246,736
3.22%	11/28/23	252,000	254,223
Brixmor Operating Partnership LP
4.13%	06/15/26	150,000	149,335
Buckeye Partners LP
3.95%	12/01/26	150,000	146,120
5.60%	10/15/44	71,000	71,773
CalAtlantic Group Inc.
5.25%	06/01/26	386,000	376,350
Calpine Corp.
5.75%	01/15/25	255,000	246,075
5.88%	01/15/24	262,000	273,135	(b)
Canadian Pacific Railway Co.
2.90%	02/01/25	126,000	123,336

Capital One Financial Corp.
4.20%	10/29/25	427,000	427,851
Caterpillar Inc.
4.30%	05/15/44	129,000	133,498
Catholic Health Initiatives
2.60%	08/01/18	130,000	131,249
4.35%	11/01/42	129,000	114,379
CBL & Associates LP
5.95%	12/15/26	250,000	251,470
CBS Corp.
2.90%	01/15/27	250,000	231,539
CCO Holdings LLC/CCO Holdings Capital Corp.
5.88%	04/01/24	399,000	425,932	(b)
Celgene Corp.
3.88%	08/15/25	82,000	83,066
5.00%	08/15/45	264,000	273,969
CenturyLink Inc.
5.80%	03/15/22	50,000	51,107
Cequel Communications Holdings I LLC/Cequel Capital Corp.
5.13%	12/15/21	485,000	493,487	(b)
Charter Communications Operating LLC/Charter Communications Operating Capital
3.58%	07/23/20	321,000	327,268
4.91%	07/23/25	320,000	336,838
6.38%	10/23/35	43,000	49,030
6.48%	10/23/45	86,000	99,251
Chevron Corp.
3.19%	06/24/23	234,000	239,434
Chevron Phillips Chemical Company LLC/Chevron Phillips Chemical Company LP
3.40%	12/01/26	352,000	350,867	(b)
Chubb INA Holdings Inc.
2.30%	11/03/20	213,000	212,785
3.35%	05/03/26	174,000	175,996
4.35%	11/03/45	90,000	94,872
Cigna Corp.
3.25%	04/15/25	427,000	415,330
Cinemark USA Inc.
4.88%	06/01/23	59,000	59,738
Cisco Systems Inc.
2.50%	09/20/26	250,000	237,408
Citigroup Inc.
1.55%	08/14/17	388,000	388,259
1.75%	05/01/18	419,000	418,048
1.85%	11/24/17	205,000	205,375
2.05%	12/07/18	427,000	426,864
4.45%	09/29/27	250,000	254,168
4.75%	05/18/46	250,000	249,799
CMS Energy Corp.
4.88%	03/01/44	215,000	230,052
CNA Financial Corp.
5.88%	08/15/20	366,000	404,033
CNH Industrial N.V.
4.50%	08/15/23	380,000	375,250
CNOOC Nexen Finance 2014 ULC
4.25%	04/30/24	433,000	443,001
Columbia Pipeline Group Inc.
3.30%	06/01/20	120,000	122,175

Comcast Corp.
3.38%	08/15/25	65,000	65,306
4.20%	08/15/34	210,000	214,185
4.60%	08/15/45	215,000	224,931
ConocoPhillips Co.
3.35%	11/15/24	147,000	145,971
5.95%	03/15/46	51,000	62,992
Consolidated Edison Company of New York Inc.
2.90%	12/01/26	250,000	245,293
Corporation Andina de Fomento
4.38%	06/15/22	646,000	685,316
Credit Suisse AG
1.70%	04/27/18	421,000	420,012
Credit Suisse Group Funding Guernsey Ltd.
3.75%	03/26/25	252,000	247,853
3.80%	06/09/23	525,000	523,852
CSX Corp.
4.50%	08/01/54	125,000	122,229
CVS Health Corp.
3.88%	07/20/25	184,000	189,570
5.13%	07/20/45	323,000	359,274
Daimler Finance North America LLC
2.38%	08/01/18	633,000	637,656	(b)
Dana Financing Luxembourg Sarl
6.50%	06/01/26	386,000	403,370	(b)
Danaher Corp.
4.38%	09/15/45	56,000	58,225
Danone S.A.
2.08%	11/02/21	200,000	194,030	(b)
2.59%	11/02/23	200,000	192,483	(b)
2.95%	11/02/26	200,000	190,191	(b)
Delphi Automotive PLC
4.40%	10/01/46	125,000	114,622
Deutsche Bank AG
2.85%	05/10/19	255,000	253,815
Deutsche Telekom International Finance BV
1.95%	09/19/21	503,000	484,219	(b)
2.49%	09/19/23	503,000	479,910	(b)
Devon Energy Corp.
5.00%	06/15/45	101,000	99,032
5.85%	12/15/25	193,000	218,997
Dexia Credit Local S.A.
2.25%	01/30/19	869,000	871,485	(b)
Diageo Investment Corp.
2.88%	05/11/22	198,000	198,977
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
3.48%	06/01/19	505,000	515,377	(b)
4.42%	06/15/21	253,000	261,569	(b)
6.02%	06/15/26	124,000	134,154	(b)
8.35%	07/15/46	100,000	122,940	(b)
Discover Bank
3.10%	06/04/20	298,000	301,369
Dollar General Corp.
1.88%	04/15/18	425,000	425,486
3.25%	04/15/23	200,000	197,152
4.15%	11/01/25	113,000	116,114
Dominion Resources Inc.
3.63%	12/01/24	224,000	225,129

DTE Energy Co.
2.85%	10/01/26	151,000	140,065
Duke Energy Corp.
3.75%	09/01/46	150,000	134,745
Duke Energy Progress LLC
4.15%	12/01/44	130,000	128,894
Eastman Chemical Co.
3.60%	08/15/22	86,000	88,093
Ecopetrol S.A.
5.88%	05/28/45	106,000	91,584
Electricite de France S.A.
2.15%	01/22/19	392,000	392,736	(b)
Eli Lilly & Co.
3.70%	03/01/45	42,000	39,758
Emera US Finance LP
3.55%	06/15/26	103,000	101,105	(b)
4.75%	06/15/46	50,000	50,324	(b)
Enbridge Inc.
4.25%	12/01/26	151,000	154,385
Encana Corp.
3.90%	11/15/21	250,000	251,795
Energy Transfer Equity LP
5.88%	01/15/24	610,000	629,825
Energy Transfer Partners LP
6.50%	02/01/42	233,000	251,331
Entergy Louisiana LLC
3.05%	06/01/31	151,000	142,670
Enterprise Products Operating LLC
3.70%	02/15/26	205,000	205,462
3.95%	02/15/27	504,000	515,527
EOG Resources Inc.
4.15%	01/15/26	325,000	339,655
ERP Operating LP
4.50%	07/01/44	85,000	86,207
Exelon Corp.
4.45%	04/15/46	220,000	214,933
Express Scripts Holding Co.
3.40%	03/01/27	250,000	233,867
4.80%	07/15/46	74,000	70,714
Exxon Mobil Corp.
2.22%	03/01/21	258,000	257,936
3.04%	03/01/26	114,000	113,681
FedEx Corp.
4.10%	02/01/45	2,000	1,869
Five Corners Funding Trust
4.42%	11/15/23	465,000	491,047	(b)
Florida Power & Light Co.
4.13%	02/01/42	134,000	137,181
Ford Motor Co.
4.35%	12/08/26	504,000	508,562
Ford Motor Credit Company LLC
3.22%	01/09/22	455,000	449,461
Frontier Communications Corp.
7.13%	03/15/19	407,000	430,911
11.00%	09/15/25	265,000	273,612
General Dynamics Corp.
2.13%	08/15/26	250,000	230,586

General Motors Co.
5.20%	04/01/45	43,000	41,374
General Motors Financial Company Inc.
3.15%	01/15/20	300,000	301,701
3.20%	07/13/20	855,000	856,978
5.25%	03/01/26	255,000	268,181
Georgia-Pacific LLC
3.60%	03/01/25	58,000	58,589	(b)
Gilead Sciences Inc.
1.95%	03/01/22	150,000	144,980
3.65%	03/01/26	240,000	243,009
3.70%	04/01/24	250,000	256,319
4.15%	03/01/47	95,000	90,044
4.80%	04/01/44	97,000	100,532
Grupo Televisa SAB
5.00%	05/13/45	209,000	177,049
Halliburton Co.
3.80%	11/15/25	193,000	195,807
5.00%	11/15/45	128,000	138,549
HCA Inc.
6.50%	02/15/20	5,000	5,470
Hess Corp.
4.30%	04/01/27	124,000	123,247
5.60%	02/15/41	102,000	103,629
5.80%	04/01/47	75,000	77,698
Honeywell International Inc.
1.40%	10/30/19	150,000	148,540
2.50%	11/01/26	400,000	378,818
HSBC Holdings PLC
2.65%	01/05/22	448,000	437,935
2.95%	05/25/21	495,000	494,380
4.25%	03/14/24	248,000	251,716
4.38%	11/23/26	200,000	201,192
HSBC USA Inc.
2.35%	03/05/20	501,000	496,760
Hyundai Capital America
2.13%	10/02/17	207,000	207,383	(b)
Illinois Tool Works Inc.
3.50%	03/01/24	204,000	211,620
Ingersoll-Rand Luxembourg Finance S.A.
3.55%	11/01/24	299,000	303,026
Ingles Markets Inc.
5.75%	06/15/23	554,000	569,235
Intel Corp.
2.60%	05/19/26	176,000	169,969
International Business Machines Corp.
3.63%	02/12/24	185,000	192,430
International Paper Co.
4.40%	08/15/47	215,000	202,767
Interstate Power & Light Co.
3.40%	08/15/25	100,000	100,851
JB Poindexter & Company Inc.
9.00%	04/01/22	120,000	126,000	(b)
JBS USA LUX S.A./JBS USA Finance Inc.
5.75%	06/15/25	224,000	226,800	(b)
Jefferies Group LLC
5.13%	01/20/23	131,000	136,967
6.50%	01/20/43	142,000	145,887

JPMorgan Chase & Co.
2.30%	08/15/21	500,000	490,281
2.55%	10/29/20	190,000	189,713
3.30%	04/01/26	252,000	247,247
3.63%	12/01/27	150,000	145,292
JPMorgan Chase & Co. 3.33% + 3 month USD LIBOR
6.10%	10/29/49	510,000	516,056	(h)
KB Home
7.00%	12/15/21	389,000	410,395
Kellogg Co.
4.50%	04/01/46	36,000	35,110
Kinder Morgan Energy Partners LP
3.50%	09/01/23	139,000	136,949
6.38%	03/01/41	100,000	108,306
Kinder Morgan Inc.
3.05%	12/01/19	94,000	95,304
5.05%	02/15/46	100,000	98,805
5.55%	06/01/45	128,000	134,386
Kraft Heinz Foods Co.
2.80%	07/02/20	4,000	4,035
3.00%	06/01/26	41,000	38,436
4.38%	06/01/46	192,000	180,309
Kreditanstalt fuer Wiederaufbau
4.50%	07/16/18	169,000	177,032
L Brands Inc.
5.63%	02/15/22	175,000	186,813
Lee Enterprises Inc.
9.50%	03/15/22	353,000	374,180	(b)
Lennar Corp.
4.50%	11/15/19	268,000	278,385
4.75%	05/30/25	176,000	171,600
Levi Strauss & Co.
5.00%	05/01/25	262,000	262,000
Lincoln National Corp.
3.63%	12/12/26	230,000	229,118
Lockheed Martin Corp.
3.55%	01/15/26	207,000	211,204
3.80%	03/01/45	88,000	83,164
4.70%	05/15/46	96,000	104,211
Lowe’s Companies Inc.
3.70%	04/15/46	353,000	328,798
LYB International Finance BV
4.88%	03/15/44	76,000	78,558
Macy’s Retail Holdings Inc.
4.30%	02/15/43	150,000	123,402
Marathon Oil Corp.
3.85%	06/01/25	126,000	122,028
5.90%	03/15/18	126,000	131,548
6.00%	10/01/17	514,000	529,329
Marathon Petroleum Corp.
3.63%	09/15/24	175,000	172,620
Marsh & McLennan Companies Inc.
3.50%	03/10/25	206,000	207,143
McDonald’s Corp.
3.70%	01/30/26	299,000	303,995
4.88%	12/09/45	98,000	104,760
Medtronic Inc.
2.50%	03/15/20	128,000	129,362

3.50%	03/15/25	362,000	372,273
4.63%	03/15/45	131,000	141,382
Memorial Sloan-Kettering Cancer Center
4.13%	07/01/52	165,000	158,969
Merck & Company Inc.
2.75%	02/10/25	225,000	220,629
MetLife Inc.
4.72%	12/15/44	131,000	139,128
MGM Resorts International
4.63%	09/01/26	252,000	242,550
5.25%	03/31/20	267,000	282,352
6.63%	12/15/21	438,000	489,465
Microsoft Corp.
1.55%	08/08/21	500,000	484,500
2.40%	08/08/26	350,000	330,325
3.45%	08/08/36	150,000	142,307
3.70%	08/08/46	150,000	140,913
4.00%	02/12/55	225,000	212,301
Mizuho Bank Ltd.
2.45%	04/16/19	523,000	525,010	(b)
Mizuho Financial Group Inc.
2.63%	04/12/21	231,000	228,387	(b)
Molson Coors Brewing Co.
2.10%	07/15/21	351,000	341,530
3.00%	07/15/26	187,000	176,510
4.20%	07/15/46	105,000	97,696
Monsanto Co.
4.70%	07/15/64	48,000	43,139
Morgan Stanley
2.45%	02/01/19	235,000	236,529
2.63%	11/17/21	505,000	498,437
2.65%	01/27/20	90,000	90,367
3.70%	10/23/24	89,000	89,949
3.95%	04/23/27	427,000	422,045
4.10%	05/22/23	235,000	240,987
Morgan Stanley 1.4% + 3 month USD LIBOR
2.28%	10/24/23	497,000	502,522	(h)
National Retail Properties Inc.
4.00%	11/15/25	213,000	216,855
NCL Corporation Ltd.
4.63%	11/15/20	220,000	223,850	(b)
4.75%	12/15/21	167,000	166,896	(b)
Newell Brands Inc.
3.85%	04/01/23	257,000	266,311
4.20%	04/01/26	157,000	163,650
5.50%	04/01/46	150,000	171,877
Newmont Mining Corp.
4.88%	03/15/42	163,000	152,669
Nexen Energy ULC
6.40%	05/15/37	87,000	103,112
Noble Energy Inc.
3.90%	11/15/24	256,000	257,643
Northern States Power Co.
2.20%	08/15/20	427,000	427,348
Northrop Grumman Corp.
3.85%	04/15/45	50,000	47,332
Novartis Capital Corp.
4.00%	11/20/45	132,000	132,933

NRG Energy Inc.
6.25%	07/15/22	227,000	227,568
Occidental Petroleum Corp.
3.50%	06/15/25	226,000	228,896
4.10%	02/15/47	125,000	121,498
Omnicom Group Inc.
3.63%	05/01/22	187,000	191,853
Oracle Corp.
1.90%	09/15/21	250,000	244,065
2.40%	09/15/23	171,000	165,470
2.65%	07/15/26	250,000	236,943
2.95%	05/15/25	273,000	267,258
4.00%	07/15/46	150,000	143,173
4.13%	05/15/45	86,000	83,178
Owens & Minor Inc.
3.88%	09/15/21	350,000	350,471
Owens-Brockway Glass Container Inc.
6.38%	08/15/25	300,000	316,500	(b)
Pacific Gas & Electric Co.
3.40%	08/15/24	640,000	653,197
PacifiCorp
6.25%	10/15/37	258,000	333,672
Penn National Gaming Inc.
5.88%	11/01/21	265,000	276,262
PepsiCo Inc.
3.10%	07/17/22	97,000	99,545
3.45%	10/06/46	125,000	113,621
4.25%	10/22/44	127,000	130,893
Perrigo Company PLC
2.30%	11/08/18	497,000	496,242
Perrigo Finance Unlimited Co.
3.50%	03/15/21	254,000	256,440
3.90%	12/15/24	250,000	244,429
Petroleos Mexicanos
3.50%	01/30/23	278,000	255,204
4.50%	01/23/26	252,000	229,572
5.38%	03/13/22	250,000	255,995	(b)
5.63%	01/23/46	94,000	78,020
6.38%	02/04/21	185,000	197,025	(b)
6.38%	01/23/45	125,000	113,750
6.50%	03/13/27	250,000	257,875	(b)
6.75%	09/21/47	200,000	188,960	(b)
PetSmart Inc.
7.13%	03/15/23	527,000	537,540	(b)
Pfizer Inc.
3.00%	12/15/26	206,000	203,150
4.13%	12/15/46	125,000	126,886
4.40%	05/15/44	135,000	142,309
Philip Morris International Inc.
4.13%	03/04/43	214,000	206,681
Plains All American Pipeline LP/PAA Finance Corp.
4.70%	06/15/44	101,000	89,832
PNC Bank NA
2.40%	10/18/19	441,000	444,854
Potash Corporation of Saskatchewan Inc.
4.00%	12/15/26	353,000	354,717
PPL Capital Funding Inc.
3.10%	05/15/26	355,000	339,124

Precision Castparts Corp.
4.38%	06/15/45	128,000	134,352
Prologis LP
3.75%	11/01/25	213,000	217,964
Prudential Financial Inc. 3.03% + 3 month USD LIBOR
5.38%	05/15/45	214,000	218,815	(h)
PulteGroup Inc.
4.25%	03/01/21	130,000	132,925
5.50%	03/01/26	390,000	387,075
QUALCOMM Inc.
4.80%	05/20/45	62,000	66,126
Realty Income Corp.
3.00%	01/15/27	350,000	329,010
Regency Energy Partners LP/Regency Energy Finance Corp.
4.50%	11/01/23	174,000	176,380
Reynolds American Inc.
4.45%	06/12/25	282,000	297,366
5.85%	08/15/45	63,000	74,462
Rio Tinto Finance USA PLC
4.13%	08/21/42	116,000	113,714
Rogers Communications Inc.
5.00%	03/15/44	86,000	91,822
Royal Bank of Canada
1.20%	09/19/17	717,000	716,038
Royal Bank of Scotland Group PLC
3.88%	09/12/23	248,000	237,878
Ryder System Inc.
2.45%	09/03/19	345,000	346,757
Santander Bank NA
2.00%	01/12/18	270,000	269,857
Santander UK Group Holdings PLC
3.13%	01/08/21	300,000	299,299
4.75%	09/15/25	200,000	195,800	(b)
Schlumberger Holdings Corp.
3.00%	12/21/20	95,000	96,934	(b)
4.00%	12/21/25	225,000	235,481	(b)
Shell International Finance BV
2.88%	05/10/26	251,000	242,306
Shire Acquisitions Investments Ireland DAC
2.40%	09/23/21	250,000	241,269
2.88%	09/23/23	250,000	237,337
3.20%	09/23/26	250,000	233,295
Sinclair Television Group Inc.
5.38%	04/01/21	459,000	472,770
Southern California Edison Co.
2.40%	02/01/22	170,000	169,340
Southern Copper Corp.
5.88%	04/23/45	100,000	98,007
Spectra Energy Partners LP
3.38%	10/15/26	250,000	238,760
4.50%	03/15/45	100,000	94,902
Standard Industries Inc.
5.38%	11/15/24	525,000	539,437	(b)
Statoil ASA
3.95%	05/15/43	107,000	101,858
Sumitomo Mitsui Banking Corp.
1.35%	07/11/17	260,000	259,741
1.95%	07/23/18	360,000	359,684

Sumitomo Mitsui Financial Group Inc.
2.63%	07/14/26	400,000	371,142
Sunoco LP/Sunoco Finance Corp.
5.50%	08/01/20	175,000	178,500
SUPERVALU Inc.
6.75%	06/01/21	441,000	445,410
T-Mobile USA Inc.
6.63%	04/01/23	438,000	464,280
Tampa Electric Co.
4.35%	05/15/44	209,000	208,664
Target Corp.
2.50%	04/15/26	255,000	242,918
Teachers Insurance & Annuity Association of America
4.90%	09/15/44	250,000	269,917	(b)
Telecom Italia S.p.A.
5.30%	05/30/24	392,000	382,200	(b)
Tenet Healthcare Corp.
4.75%	06/01/20	160,000	160,800
6.00%	10/01/20	424,000	442,020
Tesoro Corp.
5.13%	12/15/26	188,000	190,143	(b)
Teva Pharmaceutical Finance Netherlands III BV
3.15%	10/01/26	150,000	138,081
4.10%	10/01/46	113,000	96,633
The Allstate Corp.
3.28%	12/15/26	353,000	353,638
4.20%	12/15/46	101,000	102,858
The Allstate Corp. 2.94% + 3 month USD LIBOR
5.75%	08/15/53	240,000	248,136	(h)
The Bank of New York Mellon Corp.
3.00%	10/30/28	350,000	332,196
The Bank of New York Mellon Corp. 3.13% + 3 month USD LIBOR
4.63%	12/29/49	500,000	458,660	(h)
The Bank of Tokyo-Mitsubishi UFJ Ltd.
2.30%	03/10/19	400,000	400,006	(b)
The Coca-Cola Co.
2.88%	10/27/25	207,000	203,984
The Dow Chemical Co.
4.25%	10/01/34	218,000	214,524
The Goldman Sachs Group Inc.
2.35%	11/15/21	500,000	485,307
2.38%	01/22/18	335,000	336,953
2.63%	01/31/19 - 04/25/21	424,000	423,149
2.90%	07/19/18	296,000	300,038
4.25%	10/21/25	72,000	73,043
4.80%	07/08/44	198,000	207,470
5.15%	05/22/45	214,000	224,632
The Home Depot Inc.
3.35%	09/15/25	299,000	306,332
3.50%	09/15/56	177,000	154,551
The Korea Development Bank
3.38%	09/16/25	211,000	211,370
The Kroger Co.
2.95%	11/01/21	299,000	300,574
The ServiceMaster Company LLC
5.13%	11/15/24	63,000	63,945	(b)

The Southern Co.
3.25%	07/01/26	254,000	246,836
4.40%	07/01/46	150,000	148,067
The Southern Co. 3.63% + 3 month USD LIBOR
5.50%	03/15/57	252,000	254,535	(h)
The Toronto-Dominion Bank
2.50%	12/14/20	175,000	175,935
The Toronto-Dominion Bank 2.21% + 5 year USD LIBOR
3.63%	09/15/31	150,000	147,380	(h)
The Travelers Companies Inc.
3.75%	05/15/46	100,000	94,158
The Walt Disney Co.
1.85%	07/30/26	202,000	181,749
4.13%	06/01/44	52,000	53,650
Time Inc.
5.75%	04/15/22	443,000	458,505	(b)
Time Warner Cable LLC
4.50%	09/15/42	43,000	38,873
6.55%	05/01/37	127,000	143,561
Time Warner Inc.
3.80%	02/15/27	327,000	324,128
5.35%	12/15/43	261,000	275,540
TransCanada PipeLines Ltd.
4.88%	01/15/26	56,000	62,222
Tyco Electronics Group S.A.
2.35%	08/01/19	421,000	422,071
Tyson Foods Inc.
2.65%	08/15/19	71,000	71,646
U.S. Bancorp 3.49% + 3 month USD LIBOR
5.13%	12/29/49	427,000	435,540	(h)
UBS Group Funding Jersey Ltd.
2.95%	09/24/20	200,000	199,938	(b)
United Technologies Corp.
1.95%	11/01/21	200,000	195,861
2.65%	11/01/26	200,000	191,749
3.75%	11/01/46	88,000	83,566
UnitedHealth Group Inc.
2.70%	07/15/20	155,000	157,219
4.75%	07/15/45	175,000	192,396
Universal Health Services Inc.
5.00%	06/01/26	257,000	250,575	(b)
Vale Overseas Ltd.
4.38%	01/11/22	127,000	124,778
5.88%	06/10/21	255,000	267,112
6.25%	08/10/26	125,000	130,000
6.88%	11/10/39	75,000	72,938
Ventas Realty LP
3.25%	10/15/26	250,000	236,839
Verizon Communications Inc.
1.75%	08/15/21	500,000	479,200
2.63%	08/15/26	373,000	342,843
4.40%	11/01/34	113,000	111,360
4.67%	03/15/55	150,000	141,012
4.86%	08/21/46	214,000	216,423
5.05%	03/15/34	385,000	404,842
5.15%	09/15/23	256,000	282,775

Viacom Inc.
2.25%	02/04/22	250,000	234,698
3.45%	10/04/26	149,000	137,502
Virgin Media Finance PLC
5.75%	01/15/25	439,000	440,097	(b)
Virginia Electric & Power Co.
4.00%	11/15/46	150,000	149,225
Visa Inc.
3.15%	12/14/25	299,000	299,897
4.30%	12/14/45	141,000	148,520
Volkswagen Group of America Finance LLC 0.44% + 3 month USD LIBOR
1.35%	11/20/17	211,000	210,456	(b,h)
W.R. Grace & Co.
5.13%	10/01/21	165,000	172,013	(b)
5.63%	10/01/24	438,000	459,900	(b)
Wabtec Corp.
3.45%	11/15/26	251,000	240,914	(b)
Walgreens Boots Alliance Inc.
4.65%	06/01/46	76,000	76,971
WEC Energy Group Inc.
3.55%	06/15/25	202,000	205,598
Wells Fargo & Co.
3.00%	10/23/26	500,000	475,387
3.90%	05/01/45	106,000	100,333
4.30%	07/22/27	172,000	176,642
4.40%	06/14/46	150,000	143,271
4.75%	12/07/46	252,000	254,356
Wells Fargo & Co. 3.11% + 3 month USD LIBOR
5.90%	12/29/49	281,000	282,405	(h)
Wells Fargo & Co. 3.99% + 3 month USD LIBOR
5.88%	12/29/49	297,000	311,820	(h)
Western Digital Corp.
7.38%	04/01/23	65,000	71,500	(b)
Westlake Chemical Corp.
3.60%	08/15/26	275,000	264,117	(b)
5.00%	08/15/46	50,000	49,294	(b)
Williams Partners LP
3.90%	01/15/25	403,000	394,753
4.90%	01/15/45	77,000	71,035
5.40%	03/04/44	43,000	41,601
Windstream Services LLC
6.38%	08/01/23	409,000	365,032
WPP Finance 2010
3.75%	09/19/24	425,000	427,213
XLIT Ltd.
5.25%	12/15/43	184,000	189,800
XPO Logistics Inc.
6.50%	06/15/22	386,000	405,300	(b)
Zimmer Biomet Holdings Inc.
3.55%	04/01/25	213,000	207,192
			114,191,037

Non-Agency Collateralized Mortgage Obligations—6.0%
American Tower Trust #1 (REIT)
1.55%	03/15/43	644,000	643,416	(b)
Banc of America Commercial Mortgage Trust 2007-1
5.48%	01/15/49	559,000	558,225	(h)

Banc of America Commercial Mortgage Trust 2007-4
5.75%	02/10/51	54,086	54,833	(h)
Banc of America Commercial Mortgage Trust 2008-1
6.24%	02/10/51	120,932	124,052	(h)
Banc of America Merrill Lynch Commercial Mortgage Inc. 2005-1
5.35%	11/10/42	30,340	30,311	(h)
Bear Stearns Commercial Mortgage Securities Trust 2007-PW18
6.09%	06/11/50	190,000	196,097	(h)
CFCRE Commercial Mortgage Trust 2016-C7
3.84%	12/10/54	397,796	410,285
Citigroup Commercial Mortgage Trust 2014-GC23
4.51%	07/10/47	436,000	363,566	(b,h)
Citigroup Commercial Mortgage Trust 2015-GC33
3.17%	09/10/58	206,012	143,766
Citigroup Commercial Mortgage Trust 2016-P5
2.94%	10/10/49	408,463	395,427
Citigroup Commercial Mortgage Trust 2016-P6
3.72%	12/10/49	797,803	823,039	(h)
4.03%	12/10/49	345,016	353,361	(h)
COMM 2013-CR12 Mortgage Trust
5.08%	10/10/46	100,000	86,863	(b,h)
COMM 2013-LC13 Mortgage Trust
4.56%	08/10/46	175,000	187,898	(b,h)
COMM 2014-CR14 Mortgage Trust
4.53%	02/10/47	245,000	262,583	(h)
COMM 2014-CR19 Mortgage Trust
4.72%	08/10/47	413,823	327,887	(b,h)
COMM 2015-CR23 Mortgage Trust
4.26%	05/10/48	189,546	172,507	(h)
COMM 2015-CR24 Mortgage Trust
3.46%	08/10/48	412,335	303,374	(h)
COMM 2015-PC1 Mortgage Trust
4.59%	07/10/50	185,864	182,942	(h)
CSAIL 2015-C2 Commercial Mortgage Trust
4.21%	06/15/57	133,000	94,651	(h)
CSAIL 2015-C3 Commercial Mortgage Trust
3.36%	08/15/48	247,064	182,930	(h)
GS Mortgage Securities Trust 2011-GC5
3.00%	08/10/44	7,632	7,628
GS Mortgage Securities Trust 2015-GC28
1.16%	02/10/48	2,826,986	171,324	(g,h)
GS Mortgage Securities Trust 2015-GC32
3.35%	07/10/48	226,593	168,413
GS Mortgage Securities Trust 2015-GC34
2.98%	10/10/48	459,148	327,677
GS Mortgage Securities Trust 2015-GS1
3.27%	11/10/48	368,780	282,199
GS Mortgage Securities Trust 2016-GS3
3.40%	10/10/49	417,000	402,412	(h)
GS Mortgage Securities Trust II 2012-GCJ9
2.29%	11/10/45	934,968	74,696	(g,h)
JP Morgan Chase Commercial Mortgage Securities Corp. 2012-LC9
1.82%	12/15/47	1,186,513	74,048	(g,h)

JP Morgan Chase Commercial Mortgage Securities Trust 2007-CB18
5.44%	06/12/47	34,586	34,562
JPMBB Commercial Mortgage Securities Trust 2013-C12
4.03%	07/15/45	125,000	131,470	(h)
JPMBB Commercial Mortgage Securities Trust 2013-C17
4.89%	01/15/47	180,876	162,490	(b,h)
JPMBB Commercial Mortgage Securities Trust 2014-C18
4.81%	02/15/47	197,705	165,711	(b,h)
JPMBB Commercial Mortgage Securities Trust 2014-C19
4.67%	04/15/47	100,000	83,523	(b,h)
JPMBB Commercial Mortgage Securities Trust 2015-C29
3.70%	05/15/48	392,595	278,700	(h)
JPMBB Commercial Mortgage Securities Trust 2015-C30
4.31%	07/15/48	411,987	360,586	(h)
LB-UBS Commercial Mortgage Trust 2004-C8
0.42%	12/15/39	78,436	218	(b,g,h)
LB-UBS Commercial Mortgage Trust 2007-C6
6.11%	07/15/40	269,803	276,893	(h)
6.11%	07/15/40	530,000	537,033	(b)
MASTR Alternative Loan Trust 2003-5
5.00%	08/25/18	9,487	159	(g)
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18
3.39%	10/15/47	835,411	583,390	(b)
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19
3.25%	12/15/47	251,885	189,870	(b)
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20
1.40%	02/15/48	3,203,259	241,695	(g,h)
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21
0.98%	03/15/48	3,863,380	222,842	(g,h)
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C22
4.24%	04/15/48	1,090,096	837,549	(b,h)
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C28
3.00%	01/15/49	267,259	179,934	(b)
Morgan Stanley Capital I Trust 2006-IQ11
6.23%	10/15/42	270,000	267,722	(h)
Morgan Stanley Capital I Trust 2006-T21
5.27%	10/12/52	48,040	48,015	(h)
Morgan Stanley Capital I Trust 2007-IQ16
6.05%	12/12/49	190,000	194,897	(h)
Morgan Stanley Capital I Trust 2008-T29
6.28%	01/11/43	250,000	258,486	(h)
Morgan Stanley Capital I Trust 2015-MS1
4.03%	05/15/48	260,000	195,810	(b,h)
Morgan Stanley Capital I Trust 2016-UBS9
1.25%	03/15/49	4,741,207	370,524	(g,h)
3.00%	03/15/49	241,000	180,163	(b)
Wells Fargo Commercial Mortgage Trust 2015-C26
1.31%	02/15/48	3,178,612	242,475	(g,h)
Wells Fargo Commercial Mortgage Trust 2015-C29
4.22%	06/15/48	336,512	256,573	(h)
Wells Fargo Commercial Mortgage Trust 2015-C30
4.50%	09/15/58	205,915	160,940	(b,h)
Wells Fargo Commercial Mortgage Trust 2015-LC22
4.54%	09/15/58	206,161	160,631	(h)
Wells Fargo Commercial Mortgage Trust 2015-NXS2
4.25%	07/15/58	206,028	152,075	(h)

Wells Fargo Commercial Mortgage Trust 2016-C33
3.12%	03/15/59	281,063	195,197	(b)
Wells Fargo Mortgage Backed Securities Trust 2006-3
5.50%	03/25/36	41,032	—	(**)
WFRBS Commercial Mortgage Trust 2013-C17
4.26%	12/15/46	240,000	254,678
WFRBS Commercial Mortgage Trust 2014-C19
4.23%	03/15/47	412,226	332,571	(b)
WFRBS Commercial Mortgage Trust 2014-C22
3.91%	09/15/57	532,045	396,688	(b,h)
WFRBS Commercial Mortgage Trust 2014-C24
3.69%	11/15/47	784,992	479,231	(b)
WFRBS Commercial Mortgage Trust 2014-C25
3.80%	11/15/47	95,000	66,317	(b,h)
WFRBS Commercial Mortgage Trust 2014-LC14
4.35%	03/15/47	544,000	576,979	(h)
4.59%	03/15/47	582,134	461,910	(b,h)
WFRBS Commercial Mortgage Trust 2015-C31
3.85%	11/15/48	102,974	74,786
			17,019,703

Sovereign Bonds—0.7%
Government of Colombia
2.63%	03/15/23	327,000	308,197
5.63%	02/26/44	143,000	147,290
Government of Mexico
3.60%	01/30/25	336,000	323,904
4.00%	10/02/23	130,000	130,299
4.75%	03/08/44	304,000	276,336
Government of Panama
4.00%	09/22/24	203,000	206,552
Government of Peru
4.13%	08/25/27	129,000	133,999
5.63%	11/18/50	69,000	78,143
Government of Philippines
3.95%	01/20/40	200,000	196,902
4.20%	01/21/24	200,000	215,000
			2,016,622

Municipal Bonds and Notes—0.7%
American Municipal Power Inc.
6.27%	02/15/50	220,000	266,805
Municipal Electric Authority of Georgia
6.64%	04/01/57	286,000	354,700
Port Authority of New York & New Jersey
4.46%	10/01/62	475,000	480,415
South Carolina State Public Service Authority
6.45%	01/01/50	185,000	243,996
State of California
5.70%	11/01/21	290,000	334,405
State of Illinois
5.10%	06/01/33	130,000	114,897
			1,795,218
FNMA (TBA)—0.0% *
Lehman
5.50%	TBA	206,627	6,529	(k,o)

Total Bonds and Notes
(Cost $280,334,170)			279,552,381

	Number of Shares	Fair Value
Domestic Equity—0.1%

Preferred Stock—0.1%
Wells Fargo & Co. 3.09% + 3 month USD LIBOR
(Cost $326,100)	13,044	329,231	(h)

Total Investments in Securities
(Cost $280,660,270)		279,881,612

Short-Term Investments—14.1%
State Street Institutional U.S. Government Money Market Fund—Class G Shares
0.46%
(Cost $39,920,674)	39,920,674	39,920,674	(d,m,n)

Total Investments
(Cost $320,580,944)		319,802,286

Liabilities in Excess of Other Assets, net—(12.9)%		(36,513,799)

NET ASSETS—100.0%		$283,288,487

Other Information:

Centrally Cleared Credit Default Swaps—Buy Protection

Reference Entity	Counterparty	Notional Amount (000s omitted)	Contract annual Fixed Rate	Termination Date	Market Value	Unamortized Upfront Payments Received	Unrealized Depreciation
Markit CDX North America High Yield Index	CME Group Inc.	$9,790	5.00%	12/20/21	$(621,944)	$(412,347)	$(209,597)
Markit CDX North America Investment Grade Index	CME Group Inc.	$7,212	1.00%	12/20/21	$(111,524)	$(91,312)	$(20,212)

							$(229,809)

The Fund had the following long futures contracts open at December 31, 2016:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Depreciation
Ultra Long-Term U.S. Treasury Bond Futures	March 2017	24	$3,846,000	$(34,989)
5 Yr. U.S. Treasury Notes Futures	March 2017	118	13,884,359	(44,857)

				$(79,846)

The Fund had the following short futures contracts open at December 31, 2016:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation (Depreciation)
U.S. Long Bond Futures	March 2017	58	$(8,738,063)	$6,620
2 Yr. U.S. Treasury Notes Futures	March 2017	15	(3,250,312)	362
10 Yr. U.S. Treasury Notes Futures	March 2017	34	$(4,225,562)	9,498
Ultra 10 Yr. U.S. Treasury Futures	March 2017	18	(2,413,125)	(1,411)

				$15,069

				$(64,777)

Notes to Schedules of Investments December 31, 2016

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Funds’ future investments and should not be construed as a recommendation to purchase or sell a particular security. See each Fund’s summary prospectus and the Funds’ statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.

(b)	Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2016, these securities amounted to $9,170,527 or 0.77%, $20,755,905 or 2.81% and $25,806,363 or 9.11% of the net assets of the International Equity Fund, Strategic Investment Fund and Income Fund, respectively. These securities have been determined to be liquid using procedures established by the Fund’s Board of Trustees.

(c)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (“TBA”) in the future.

(d)	Coupon amount represents effective yield.

(e)	State Street Corp. is the parent company of SSGA Funds Management, Inc., the Funds’ investment adviser and administrator, and State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

(f)	Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.

(g)	Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(h)	Variable or floating rate security. The stated rate represents the rate at December 31, 2016.

(i)	Step coupon bond.

(j)	Security is in default.

(k)	Represents a payment-in-kind (PIK) security which may pay all or a portion of interest in additional par.

(l)	At December 31, 2016, all or a portion of this security was pledged to cover collateral requirements for futures, swaps and/or TBA’s.

(m)	Sponsored by SSGA Funds Management, Inc., the Funds’ investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Funds’ sub-administrator, custodian and accounting agent.

(n)	Security is fair valued by the Valuation Committee, in accordance with the procedures approved by the Board of Trustees.

†	Percentages are based on net assets as of December 31, 2016.
*	Less than 0.05%.
**	Less than $0.50
***	Less than 0.005%.

Abbreviations:

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

LIBOR	London Interbank Offered Rate

REIT	Real Estate Investment Trust

REMIC	Real Estate Mortgage Investment Conduit

STRIPS	Separate Trading of Registered Interest and Principal of Security

TBA	To Be Announced

Security Valuation

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1—Quoted prices for identical investments in active markets.

Level 2—Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3—Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. The investment adviser performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Futures Contracts A futures contract is an agreement to buy or sell a specific amount of a commodity, financial instrument, currency or index at a particular price and future date. During the period ended December 31, 2016, the U.S. Equity Fund, S&P 500 Index Fund, U.S. Large-Cap Core Equity Fund, Premier Growth Equity Fund, Small-Cap Equity Fund and International Equity Fund invested in stock index future contracts to gain equity exposure for accumulating and residual cash positions. The Strategic Investment Fund invested in futures contracts on various stock indices, bonds and notes to gain equity exposure and to manage duration of fixed income securities. The Income Fund invested in futures contracts on bonds and notes to manage duration of fixed income securities. Buying futures tends to increase a Fund’s exposure to the underlying instrument while selling futures tends to decrease a Fund’s exposure to the underlying instrument, or hedge other Fund investments. With futures contracts, there is minimal counterparty credit risk to a Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all traded futures, guarantees the futures against default. A Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade.

Upon entering into a financial futures contract, a Fund is required to pledge to the broker an amount of cash and/ or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margin, are made or received by a Fund each day, depending on the daily fluctuation in the fair value of the underlying security. A Fund records an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, a Fund may not achieve the anticipated benefits of the futures contracts and may incur a loss. A Fund recognizes a realized gain or loss on the expiration or closing of a futures contract.

Credit Default Swaps During the period ended December 31, 2016, the Strategic Investment Fund and Income Fund engaged in credit default swaps to manage credit risk. When a Fund is the buyer in a credit default swap contract, a Fund is entitled to receive the par (or other agreed upon) value (full notional value) of a referenced debt obligation (or basket of debt obligations) from the counterparty (or central clearing party (“CCP”) in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, a Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, a Fund loses its investment and recovers nothing. However, if a credit event occurs, a Fund receives full notional value for a referenced debt obligation that may have little or no value. When a Fund is the seller of a credit default swap, it receives a fixed rate of income throughout the term of the contract, provided there is no credit event. If a credit event occurs, a Fund is obligated to pay the notional amount of the swap and in certain instances take delivery of securities of the reference entity, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If a Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that a Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by a Fund for the same referenced obligation. As the seller, a Fund may create economic leverage to its portfolio because, in addition to its total net assets, a Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. A Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swaps to determine the market value of swaps. A Fund segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. A Fund segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. Credit default swaps involve greater risks than if a Fund had invested in the referenced debt obligation directly. If a Fund is a buyer of a credit default swap and no credit event occurs, a Fund will not earn any return on its investment. If a Fund is a seller of a credit default swap, a Fund’s risk of loss may be the entire notional amount of the swap. Swaps may also subject a Fund to the risk that the counterparty to the transaction may not fulfill its obligation. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

When-Issued Securities and Forward Commitments

The Strategic Investment Fund and Income Fund may purchase or sell securities on a when-issued or forward commitment basis. These transactions are arrangements in which a Fund purchases and sells securities with payment and delivery scheduled a month or more after entering into the transaction. The price of the underlying securities and the date when these securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the commitments. In connection with such purchases, a Fund maintains cash or liquid assets in an amount equal to the purchase commitments for such underlying securities until settlement date and for sales commitments a Fund maintains equivalent deliverable securities as “cover” for the transaction. Unsettled commitments are valued at the current market value of the underlying security. Daily fluctuations in the value of such commitments are recorded as unrealized gains or losses. The Funds will not enter into such commitments for the purpose of investment leverage.

Fair Value Measurement

The following section describes the valuation methodologies the Fund uses to measure different financial investments at fair value.

The Fund’s portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sale price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price. Level 1 securities primarily include publicly-traded equity securities, which may not necessarily represent the last sales price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price. In those circumstances the Fund typically classifies the investment securities in Level 2.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid price as reported by independent pricing services. The pricing services use various pricing models for each asset class. The inputs and assumptions to the model of the pricing services are derived from market observable sources, which may include: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers and other market related data. Since many fixed income securities do not trade on a daily basis, the methodology of the pricing service may use other available information such as benchmark curves, benchmarking of similar securities, sector groupings and matrix pricing. Thus, certain securities may not be priced using quoted prices, but rather determined from market observable information. These investments are included in Level 2 and are primarily comprised of corporate fixed income, government, mortgage and asset-backed securities. In the absence of a reliable bid price from such a pricing service, debt securities may be valued based on broker or dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Fund with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified as Level 3.

A Fund may use non-binding broker or dealer quotes for valuation when there is limited or no relevant market activity for a specific investment or for other investments that share similar characteristics and a price is not provided by a pricing service or is deemed not to be reliable. The Funds have not adjusted the prices obtained. Investment securities priced using non-binding broker or dealer quotes are included in Level 3.

Short-term securities of sufficient credit quality with remaining maturities of sixty days or less at the time of purchase are typically valued on the basis of amortized cost which approximates fair value and these are included in Level 2. If it is determined that amortized cost does not approximate fair value, securities may be valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Funds with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified in Level 3.

Investments in registered investment companies are valued at the published daily net asset value (“NAV”) and classified in Level 1.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Funds’ Board of Trustees that are designed to establish its “fair” value. These securities are typically classified in Level 3. Those procedures require that the fair value of a security be established by a valuation committee of the investment adviser. The valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of any Fund in the appropriate circumstances.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occurring after the close of the portfolio security’s primary market and before the close of regular trading on the New York Stock Exchange. In these circumstances the Funds classify the investment securities in Level 2. This independent fair value pricing service uses a proprietary model to identify affected securities, taking into consideration various factors, and the fair value of such securities may be something other than the last available quotation or other market price.

All assets and liabilities of the Funds initially expressed in foreign currency values will be converted into U.S. dollars at the WM/Reuters exchange rate computed at 11:00 a.m. Eastern time.

Fair value determinations generally are used for securities whose value is affected by a significant event that will materially affect the value of a security and which occurs subsequent to the time of the close of the principal market on which such security trades but prior to the calculation of the Funds’ NAV.

The value established for such a portfolio security valued other than by use of a market quotation (as described above) may be different than what would be produced through the use of market quotations or another methodology. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time and it is possible that a Fund could incur a loss because a portfolio security is sold at a discount to its established value.

Other financial investments are derivative instruments that are not reflected in total investments, such as futures, forwards, swaps, and written options contracts, which are valued based on fair value as discussed above.

The Funds use closing prices for derivatives included in Level 1, which are traded either on exchanges or liquid over-the counter markets. Derivative assets and liabilities included in Level 2 primarily represent interest rate swaps, cross-currency swaps and foreign currency and commodity forward and option contracts. Derivative assets and liabilities included in Level 3 primarily represent interest rate products that contain embedded optionality or prepayment features.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table presents the Funds’ investments measured at fair value on a recurring basis at December 31, 2016:

Fund	Investments	Level 1	Level 2	Level 3	Total
U.S. Equity Fund	Investments in Securities†
	Common Stock	$576,240,964	$—	$—	$576,240,964
	Short-Term Investments	18,194,617	—	—	18,194,617

	Total Investments in Securities	$594,435,581	$—	$—	$594,435,581

	Other Financial Instruments*
	Long Futures Contracts — Unrealized Depreciation	$(20,519)	$—	$—	$(20,519)

S&P 500 Index Fund	Investments in Securities†
	Common Stock	$16,911,003	$—	$—	$16,911,003
	Short-Term Investments	638,326	—	—	638,326

	Total Investments in Securities	$17,549,329	$—	$—	$17,549,329

	Other Financial Instruments*
	Long Futures Contracts — Unrealized Appreciation	$9,351	$—	$—	$9,351

U.S. Large-Cap Core Equity Fund	Investments in Securities†
	Common Stock	$24,151,084	$—	$—	$24,151,084
	Short-Term Investments	935,013	—	—	935,013

	Total Investments in Securities	$25,086,097	$—	$—	$25,086,097

	Other Financial Instruments*
	Long Futures Contracts — Unrealized Depreciation	$(3,172)	$—	$—	$(3,172)

Premier Growth Equity Fund	Investments in Securities†
	Common Stock	$318,674,420	$—	$—	$318,674,420
	Short-Term Investments	4,813,762	—	—	4,813,762

	Total Investments in Securities	$323,488,182	$—	$—	$323,488,182

	Other Financial Instruments*
	Short Futures Contracts — Unrealized Appreciation	$33,989	$—	$—	$33,989

International Equity Fund	Investments in Securities†
	Common Stock	$1,171,379,113	$—	$—	$1,171,379,113
	Short-Term Investments	19,808,104	—	—	19,808,104

	Total Investments in Securities	$1,191,187,217	$—	$—	$1,191,187,217

	Other Financial Instruments*
	Long Futures Contracts — Unrealized Depreciation	$(9,204)	$—	$—	$(9,204)

Small-Cap Equity Fund	Investments in Securities†
	Common Stock	$1,341,433,905	$—	$—	$1,341,433,905
	Short-Term Investments	73,062,537	—	—	73,062,537

	Total Investments in Securities	$1,414,496,442	$—	$—	$1,414,496,442

	Other Financial Instruments*
	Long Futures Contracts — Unrealized Depreciation	$(386,704)	$—	$—	$(386,704)

Strategic Investment Fund	Investments in Securities†
	Domestic Equity	$248,851,174	$—	$—	$248,851,174
	Foreign Equity	160,258,142	—	—	160,258,142
	U.S. Treasuries	—	54,192,000	—	54,192,000
	Agency Mortgage Backed	—	68,197,672	—	68,197,672
	Agency Collateralized Mortgage Obligations	—	2,852,175	—	2,852,175
	Corporate Notes	—	98,225,919	—	98,225,919
	Non-Agency Collateralized Mortgage Obligations	—	13,723,291	—	13,723,291
	Sovereign Bonds	—	1,823,753	—	1,823,753
	Municipal Bonds and Notes	—	1,196,971	—	1,196,971
	FNMA (TBA)	—	—	1,933	1,933
	Exchange Traded Funds	45,910,089	—	—	45,910,089
	Short-Term Investments	76,916,222	—	—	76,916,222

	Total Investments in Securities	$531,935,627	$240,211,781	$1,933	$772,149,341

	Other Financial Instruments*
	Credit Default Swap Contracts — Unrealized Depreciation	$—	$(191,946)	$—	$(191,946)
	Long Futures Contracts — Unrealized Depreciation	(315,137)	—	—	(315,137)
	Short Futures Contracts — Unrealized Appreciation	153,842	—	—	153,842
	Short Futures Contracts — Unrealized Depreciation	(4,207)	—	—	(4,207)

	Total Other Financial Instruments	$(165,502)	$(191,946)	$—	$(357,448)

Income Fund	Investments in Securities†
	U.S. Treasuries	$—	$60,681,191	$—	$60,681,191
	Agency Mortgage Backed	—	80,130,972	—	80,130,972
	Agency Collateralized Mortgage Obligations	—	3,463,980	—	3,463,980
	Asset Backed	—	247,129	—	247,129
	Corporate Notes	—	114,191,037	—	114,191,037
	Non-Agency Collateralized Mortgage Obligations	—	17,019,703	—	17,019,703
	Sovereign Bonds	—	2,016,622	—	2,016,622
	Municipal Bonds and Notes	—	1,795,218	—	1,795,218
	FNMA (TBA)	—	—	6,529	6,529
	Preferred Stock	329,231	—	—	329,231
	Short-Term Investments	39,920,674	—	—	39,920,674

	Total Investments in Securities	$40,249,905	$279,545,852	$6,529	$319,802,286

	Other Financial Instruments*
	Credit Default Swap Contracts — Unrealized Depreciation	$—	$(229,809)	$—	$(229,809)
	Long Futures Contracts — Unrealized Depreciation	(79,846)	—	—	(79,846)
	Short Futures Contracts — Unrealized Appreciation	16,480	—	—	16,480
	Short Futures Contracts — Unrealized Depreciation	(1,411)	—	—	(1,411)

	Total Other Financial Instruments	$(64,777)	$(229,809)	$—	$(294,586)

†	See Schedule of Investments for Industry Classification.
*	Other financial instruments include derivative instruments such as futures contracts and credit default swaps. Amounts shown represent unrealized appreciation (depreciation), at period end.

There were no transfers between fair value levels during the period. Transfers between fair value levels are recognized at the beginning of the period.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and, accordingly, a reconciliation of Level 3 assets for the period ended December 31, 2016 is not presented.

INCOME TAXES

At December 31, 2016, information on the tax cost of investments was as follows:

Fund	Cost of Investments for Tax Purposes	Gross Tax Appreciation	Gross Tax Depreciation	Net Tax Appreciation / (Depreciation)
U.S. Equity Fund	$502,773,967	$104,161,983	$(12,500,369)	$91,661,614
S&P 500 Index Fund	14,559,183	3,411,145	(420,999)	2,990,146
U.S. Large-Cap Core Equity Fund	22,476,866	3,377,823	(768,592)	2,609,231
Premier Growth Equity Fund	265,093,667	65,565,586	(7,171,071)	58,394,515
Small-Cap Equity Fund	1,091,739,227	362,340,940	(39,583,725)	322,757,215
International Equity Fund	1,161,987,033	120,222,688	(91,022,504)	29,200,184
Strategic Investment Fund	727,170,642	65,284,876	(20,306,177)	44,978,699
Income Fund	320,580,944	3,298,096	(4,076,754)	(778,658)

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))), are effective as of a date within 90 days prior to the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Separate certifications by the Registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the 1940 Act, are attached: EX-99 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

State Street Institutional Funds

By:	/s/ Jeanne M. La Porta
Jeanne M. La Porta
President, State Street Institutional Funds

Date: February 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Jeanne M. La Porta
Jeanne M. La Porta
President, State Street Institutional Funds

Date: February 23, 2017

By:	/s/ Arthur A. Jensen
Arthur A. Jensen
Treasurer, State Street Institutional Funds

Date: February 23, 2017